UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2025:
  John Hancock Multimanager 2010 Lifetime Portfolio
  John Hancock Multimanager 2015 Lifetime Portfolio
  John Hancock Multimanager 2020 Lifetime Portfolio
  John Hancock Multimanager 2025 Lifetime Portfolio
  John Hancock Multimanager 2030 Lifetime Portfolio
  John Hancock Multimanager 2035 Lifetime Portfolio
  John Hancock Multimanager 2040 Lifetime Portfolio
  John Hancock Multimanager 2045 Lifetime Portfolio
  John Hancock Multimanager 2050 Lifetime Portfolio
  John Hancock Multimanager 2055 Lifetime Portfolio
  John Hancock Multimanager 2060 Lifetime Portfolio
  John Hancock Multimanager 2065 Lifetime Portfolio
  John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class 1/JHOPX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)	$2	0.05%
Fund Statistics
Fund net assets	$665,432
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

493A-1

8/25

10/25

John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class A/JHOQX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)	$15	0.41%
Fund Statistics
Fund net assets	$665,432
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

493A-A

8/25

10/25

John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class R6/JHBZX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)	$0	0.01%
Fund Statistics
Fund net assets	$665,432
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

493A-R6

8/25

10/25

John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class 1/JAAVX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX) returned 13.13% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	13.13%	11.49%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

477A-1

8/25

10/25

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class A/JAAWX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX) returned 12.67% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	7.05%	9.93%
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)—excluding sales charge	12.67%	11.09%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

477A-A

8/25

10/25

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class I/JABSX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class I/JABSX) returned 13.05% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	13.05%	11.43%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

477A-I

8/25

10/25

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R2/JAAZX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$39	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX) returned 12.66% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	12.66%	11.22%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

477A-R2

8/25

10/25

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R4/JABBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$17	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX) returned 13.04% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	13.04%	11.39%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

477A-R4

8/25

10/25

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R5/JABDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX) returned 13.11% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	13.11%	11.53%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

477A-R5

8/25

10/25

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R6/JABEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX) returned 13.24% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	13.24%	11.56%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

477A-R6

8/25

10/25

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class 1/JRETX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX) returned 13.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	13.09%	10.02%	10.59%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

463A-1

8/25

10/25

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class A/JJERX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class A/JJERX) returned 12.75% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	7.11%	8.51%	9.59%
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)—excluding sales charge	12.75%	9.62%	10.19%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

463A-A

8/25

10/25

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class I/JMENX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class I/JMENX) returned 13.01% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	13.01%	9.96%	10.53%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

463A-I

8/25

10/25

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R2/JVIMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$53	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX) returned 12.66% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	12.66%	9.54%	10.19%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

463A-R2

8/25

10/25

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R4/JROUX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$22	0.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX) returned 12.90% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	12.90%	9.86%	10.44%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

463A-R4

8/25

10/25

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R5/JGHTX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX) returned 13.17% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	13.17%	10.02%	10.59%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

463A-R5

8/25

10/25

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R6/JESRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX) returned 13.12% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	13.12%	10.06%	10.64%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

463A-R6

8/25

10/25

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class 1/JLKUX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX) returned 13.08% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	13.08%	9.98%	10.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

449A-1

8/25

10/25

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class A/JLKLX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX) returned 12.65% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	7.03%	8.45%	9.12%
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)—excluding sales charge	12.65%	9.57%	9.68%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

449A-A

8/25

10/25

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class I/JHRTX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX) returned 12.92% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	12.92%	9.89%	10.01%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

449A-I

8/25

10/25

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R2/JLKNX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$54	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX) returned 12.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	12.57%	9.47%	9.63%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

449A-R2

8/25

10/25

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R4/JLKQX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$17	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX) returned 12.98% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	12.98%	9.86%	9.96%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
449A-R4
8/25
10/25
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R5/JLKSX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX) returned 13.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	13.14%	9.98%	10.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
449A-R5
8/25
10/25
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R6/JLKTX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX) returned 13.20% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	13.20%	10.04%	10.14%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
449A-R6
8/25
10/25
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class 1/JLKOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX) returned 13.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	13.09%	9.97%	10.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

396A-1

8/25

10/25

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class A/JLKAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX) returned 12.73% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	7.12%	8.47%	9.12%
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)—excluding sales charge	12.73%	9.59%	9.68%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

396A-A

8/25

10/25

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class I/JHRPX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX) returned 13.00% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	13.00%	9.91%	10.01%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

396A-I

8/25

10/25

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R2/JLKEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$53	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX) returned 12.56% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	12.56%	9.47%	9.58%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

396A-R2

8/25

10/25

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R4/JLKGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX) returned 12.89% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	12.89%	9.75%	9.85%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

396A-R4

8/25

10/25

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R5/JLKHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX) returned 13.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	13.14%	9.98%	10.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

396A-R5

8/25

10/25

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R6/JLKRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX) returned 13.18% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	13.18%	10.03%	10.13%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

396A-R6

8/25

10/25

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class 1/JLJOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX) returned 12.46% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	12.46%	9.73%	9.96%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

314A-1

8/25

10/25

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class A/JLJAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX) returned 12.12% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	6.52%	8.23%	9.00%
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)—excluding sales charge	12.12%	9.35%	9.57%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

314A-A

8/25

10/25

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class I/JHROX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class I/JHROX) returned 12.41% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	12.41%	9.65%	9.89%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
314A-I
8/25
10/25
John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R2/JLJEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$54	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX) returned 12.05% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	12.05%	9.24%	9.47%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

314A-R2

8/25

10/25

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R4/JLJGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX) returned 12.34% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	12.34%	9.51%	9.75%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

314A-R4

8/25

10/25

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R5/JLJHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX) returned 12.61% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	12.61%	9.74%	9.97%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

314A-R5

8/25

10/25

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R6/JLJIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX) returned 12.62% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	12.62%	9.78%	10.02%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

314A-R6

8/25

10/25

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class 1/JLIOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX) returned 11.75% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	11.75%	8.99%	9.58%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

312A-1

8/25

10/25

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class A/JLIAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX) returned 11.28% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	5.67%	7.47%	8.63%
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)—excluding sales charge	11.28%	8.59%	9.18%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
312A-A
8/25
10/25
John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class I/JHRDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX) returned 11.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	11.57%	8.92%	9.51%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
312A-I
8/25
10/25
John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R2/JLIEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$54	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX) returned 11.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	11.14%	8.48%	9.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
312A-R2
8/25
10/25
John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R4/JLIGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$26	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX) returned 11.44% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	11.44%	8.76%	9.36%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

312A-R4

8/25

10/25

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R5/JLIHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX) returned 11.62% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	11.62%	8.97%	9.57%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

312A-R5

8/25

10/25

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R6/JLIIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX) returned 11.72% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	11.72%	9.03%	9.63%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

312A-R6

8/25

10/25

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class 1/JLHOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX) returned 10.53% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	10.53%	8.03%	8.92%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
310A-1
8/25
10/25
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class A/JLHAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX) returned 10.26% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	4.73%	6.54%	7.97%
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)—excluding sales charge	10.26%	7.64%	8.53%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
310A-A
8/25
10/25
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class I/JHRMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX) returned 10.42% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	10.42%	7.92%	8.82%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
310A-I
8/25
10/25
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R2/JLHEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$53	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX) returned 10.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	10.09%	7.54%	8.43%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
310A-R2
8/25
10/25
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R4/JLHGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$22	0.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX) returned 10.40% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	10.40%	7.84%	8.71%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
310A-R4
8/25
10/25
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R5/JLHHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX) returned 10.63% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	10.63%	8.02%	8.91%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
310A-R5
8/25
10/25
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R6/JLHIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX) returned 10.69% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	10.69%	8.08%	8.97%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
310A-R6
8/25
10/25
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class 1/JLFOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX) returned 9.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	9.57%	7.09%	8.21%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

308A-1

8/25

10/25

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class A/JLFAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX) returned 9.24% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	3.78%	5.61%	7.27%
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)—excluding sales charge	9.24%	6.69%	7.82%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

308A-A

8/25

10/25

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class I/JHRGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX) returned 9.48% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	9.48%	7.03%	8.15%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
308A-I
8/25
10/25
John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R2/JLFEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$52	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX) returned 9.15% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	9.15%	6.61%	7.73%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
308A-R2
8/25
10/25
John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R4/JLFGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$26	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX) returned 9.38% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	9.38%	6.87%	7.98%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780917
308A-R4
8/25
10/25
John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R5/JLFHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX) returned 9.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	9.57%	7.08%	8.20%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

308A-R5

8/25

10/25

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R6/JLFIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX) returned 9.62% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	9.62%	7.14%	8.26%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

308A-R6

8/25

10/25

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class 1/JLEOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX) returned 8.38% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	8.38%	6.19%	7.40%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

306A-1

8/25

10/25

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class A/JLEAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX) returned 8.05% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	2.61%	4.73%	6.47%
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)—excluding sales charge	8.05%	5.81%	7.02%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

306A-A

8/25

10/25

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class I/JHRNX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$11	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX) returned 8.30% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	8.30%	6.11%	7.35%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

306A-I

8/25

10/25

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R2/JLEEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$52	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX) returned 7.93% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	7.93%	5.71%	6.93%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

306A-R2

8/25

10/25

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R4/JLEGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX) returned 8.25% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	8.25%	5.98%	7.19%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

306A-R4

8/25

10/25

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R5/JLEHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX) returned 8.48% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	8.48%	6.18%	7.40%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

306A-R5

8/25

10/25

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R6/JLEIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX) returned 8.43% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	8.43%	6.24%	7.46%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

306A-R6

8/25

10/25

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class 1/JLDOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX) returned 7.75% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	7.75%	5.52%	6.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

304A-1

8/25

10/25

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class A/JLDAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX) returned 7.47% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	2.09%	4.07%	5.73%
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)—excluding sales charge	7.47%	5.15%	6.27%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

304A-A

8/25

10/25

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class I/JHRVX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$11	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX) returned 7.77% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	7.77%	5.47%	6.62%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

304A-I

8/25

10/25

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R2/JLDEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$53	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX) returned 7.43% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	7.43%	5.07%	6.19%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

304A-R2

8/25

10/25

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R4/JLDGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$26	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX) returned 7.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	7.57%	5.32%	6.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

304A-R4

8/25

10/25

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R5/JLDHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX) returned 7.86% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	7.86%	5.53%	6.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

304A-R5

8/25

10/25

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R6/JLDIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX) returned 7.82% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	7.82%	5.58%	6.71%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

304A-R6

8/25

10/25

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class 1/JLBOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX) returned 7.55% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	7.55%	5.22%	6.15%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

302A-1

8/25

10/25

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class A/JLBAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$42	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX) returned 7.15% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	1.83%	3.78%	5.22%
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)—excluding sales charge	7.15%	4.85%	5.76%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

302A-A

8/25

10/25

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class I/JHREX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$11	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class I/JHREX) returned 7.47% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	7.47%	5.14%	6.08%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

302A-I

8/25

10/25

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R2/JLBKX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$52	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX) returned 6.98% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	6.98%	4.76%	5.66%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

302A-R2

8/25

10/25

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R4/JLBGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$17	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX) returned 7.45% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	7.45%	5.24%	6.05%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

302A-R4

8/25

10/25

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R5/JLBHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX) returned 7.41% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	7.41%	5.18%	6.12%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

302A-R5

8/25

10/25

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R6/JLBJX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX) returned 7.58% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	7.58%	5.28%	6.21%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

302A-R6
8/25
10/25
John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class 1/JLAOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX) returned 7.08% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	7.08%	4.89%	5.72%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

300A-1
8/25
10/25
John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class A/JLAAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$42	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX) returned 6.70% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	1.30%	3.44%	4.81%
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)—excluding sales charge	6.70%	4.51%	5.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

300A-A

8/25

10/25

John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class I/JHRLX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$11	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX) returned 6.89% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	6.89%	4.82%	5.65%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

300A-I

8/25

10/25

John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class R2/JLAEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$52	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX) returned 6.61% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	6.61%	4.46%	5.25%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

300A-R2

8/25

10/25

John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class R6/JLAIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX) returned 7.12% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	7.12%	4.96%	5.78%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780917

300A-R6

8/25

10/25

John Hancock Multimanager 2010 Lifetime Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $438,893 and $417,382 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $100,543 and $92,773 for fiscal years ended August 31, 2025 and August 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $145,263 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $40,170 and $37,080 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $4,432 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $634,911 for the fiscal year ended August 31, 2025 and $906,850 for the fiscal year ended August 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2025 for the following funds:

  John Hancock Multimanager 2010 Lifetime Portfolio

  John Hancock Multimanager 2015 Lifetime Portfolio

  John Hancock Multimanager 2020 Lifetime Portfolio

  John Hancock Multimanager 2025 Lifetime Portfolio

  John Hancock Mulitmanager 2030 Lifetime Portfolio

  John Hancock Multimanager 2035 Lifetime Portfolio

  John Hancock Mulitmanager 2040 Lifetime Portfolio

  John Hancock Multimanager 2045 Lifetime Portfolio

  John Hancock Multimanager 2050 Lifetime Portfolio

  John Hancock Multimanager 2055 Lifetime Portfolio

  John Hancock Multimanager 2060 Lifetime Portfolio

  John Hancock Multimanager 2065 Lifetime Portfolio

  John Hancock Multimanager 2070 Lifetime Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifetime Portfolios
Target date
August 31, 2025

John Hancock
Multimanager Lifetime Portfolios

2	Portfolios’ investments
23	Financial statements
37	Financial highlights
50	Notes to financial statements
89	Report of independent registered public accounting firm
90	Tax information
91	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2070 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,087	$74,251
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,995	19,636
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,086	77,327
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,333	38,614
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,561	26,968
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	370	28,024
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,018	30,631
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,540	100,435
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,444	28,303
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,105	33,193
Multifactor Emerging Markets ETF, JHETF (DFA)	412	12,350
Small Cap Core, Class NAV, JHIT (MIM US) (B)	584	9,838
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,679	116,561
Fixed income - 2.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	450	3,595
High Yield, Class NAV, JHBT (MIM US) (B)	866	2,666
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,258	11,864
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	770	6,552

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $598,322)		$620,808
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	234	13,731
Fidelity Mid Cap Index Fund	402	14,815
Fidelity Small Cap Index Fund	401	11,901

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,648)		$40,447
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	1	0
Energy - 0.0%
Ezion Holdings, Ltd. (C)(D)	1	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1	0

TOTAL COMMON STOCKS (Cost $0)		$0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	2

MULTIMANAGER 2070 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$1,300	$297
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	5,000	1,204
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	4,300	1,097
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	4,900	1,319

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,033)		$3,917
SHORT-TERM INVESTMENTS - 9.2%
Short-term funds - 9.2%
John Hancock Collateral Trust, 4.1996% (E)(F)	6,123	61,246

TOTAL SHORT-TERM INVESTMENTS (Cost $61,227)		$61,246
Total investments (Cost $702,230) - 109.2%		$726,418
Other assets and liabilities, net - (9.2%)		(60,986)
TOTAL NET ASSETS - 100.0%		$665,432
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	219,894	$15,018,757
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	402,269	3,958,331
Disciplined Value, Class NAV, JHF III (Boston Partners)	629,033	15,763,561
Disciplined Value International, Class NAV, JHIT (Boston Partners)	470,316	7,783,736
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	516,258	5,436,194
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	74,847	5,668,887
International Dynamic Growth, Class NAV, JHIT (Axiom)	406,752	6,174,491
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,721,537	20,245,271
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	295,503	5,791,861
Mid Value, Class NAV, JHF II (T. Rowe Price)	431,752	6,808,734
Multifactor Emerging Markets ETF, JHETF (DFA)	83,145	2,492,271
Small Cap Core, Class NAV, JHIT (MIM US) (B)	119,170	2,006,829
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,756,373	23,588,093
Fixed income - 2.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	91,031	726,429
High Yield, Class NAV, JHBT (MIM US) (B)	175,512	540,576
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	254,190	2,397,013
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	157,118	$1,337,076

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $106,703,919)		$125,738,110
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	47,221	2,766,180
Fidelity Mid Cap Index Fund	81,865	3,017,561
Fidelity Small Cap Index Fund	81,490	2,416,171

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,814,650)		$8,199,912
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	70	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,187	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	505	0
Genting Hong Kong, Ltd. (C)(D)	2,107	0
Peace Mark Holdings, Ltd. (C)(D)	689	0
The Reject Shop, Ltd. (D)	8	35
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
ICA Gruppen AB (C)(D)	12	0
Pacific Andes International Holdings, Ltd. (C)(D)	8,316	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	43	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	2,156	0
Ezion Holdings, Ltd. (C)(D)	4,313	0
Ezra Holdings, Ltd. (C)(D)	1,681	0
John Wood Group PLC (C)(D)	117	25
Lightstream Resources, Ltd. (C)(D)	291	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (C)	40	202
Peninsula Energy, Ltd. (C)	43	10
Savannah Energy PLC (C)(D)	205	19
Swiber Holdings, Ltd. (C)(D)	491	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	6	0
Convoy Global Holdings, Ltd. (C)(D)	2,413	0
Good Resources Holdings, Ltd. (C)(D)	1,034	0
TT Hellenic Postbank SA (C)(D)	79	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	7	0
Galapagos NV (C)	7	220
NMC Health PLC (C)(D)	9	0
Pihlajalinna OYJ	2	38
Zenith Capital Corp. (C)	20	0
3	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	4,657	$0
Carillion PLC (C)(D)	438	0
CW Group Holdings, Ltd. (C)(D)	517	0
Gold-Finance Holdings, Ltd. (C)(D)	820	0
Hsin Chong Group Holdings, Ltd. (C)(D)	2,819	0
Nissin Corp.	2	109
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	486	0
DMX Technologies Group, Ltd. (C)(D)	130	0
MH Development, Ltd. (C)(D)	475	0
Shibaura Electronics Company, Ltd.	2	96
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	1,237	95
Danakali, Ltd. (C)	65	2
EcoGreen International Group, Ltd. (C)(D)	291	0
Firefinch, Ltd. (C)(D)	616	12
Fraser Papers Holdings, Inc. (C)(D)	18	0
Hanfeng Evergreen, Inc. (C)(D)	14	0
Midas Holdings, Ltd. (C)(D)	954	0
Orbite Technologies, Inc. (C)(D)	404	0
Strandline Resources, Ltd. (C)(D)	590	7
Ten Sixty Four, Ltd. (C)(D)	298	17
Up Energy Development Group, Ltd. (C)(D)	3,439	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	38	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	217	657
Lerthai Group, Ltd. (C)(D)	69	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	0
Hyflux, Ltd. (C)(D)	593	0

TOTAL COMMON STOCKS (Cost $1,139)		$1,544
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$133,100	30,375
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	1,026,600	247,202
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	879,300	224,287
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	960,000	258,423

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $881,937)		$760,287
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	186	15
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	204	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	13	0
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	22	16

TOTAL WARRANTS (Cost $23)		$32
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	33	$0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	43	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	503	5,027

TOTAL SHORT-TERM INVESTMENTS (Cost $4,997)		$5,027
Total investments (Cost $114,406,665) - 100.0%		$134,704,913
Other assets and liabilities, net - 0.0%		11,395
TOTAL NET ASSETS - 100.0%		$134,716,308
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	552,557	$37,739,634
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,015,232	9,989,880
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,572,841	39,415,391
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,183,899	19,593,530
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,296,317	13,650,220
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	188,243	14,257,510
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,025,032	15,559,991
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,351,247	51,170,667
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	733,308	14,372,843
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,069,887	16,872,114
Multifactor Emerging Markets ETF, JHETF (DFA)	209,838	6,289,894
Small Cap Core, Class NAV, JHIT (MIM US) (B)	294,329	4,956,504
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,409,408	59,218,352
Fixed income - 2.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	229,448	1,830,993
High Yield, Class NAV, JHBT (MIM US) (B)	441,031	1,358,376
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	640,801	6,042,749
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	395,169	3,362,886

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $258,989,505)		$315,681,534
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	4

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	119,543	$7,002,841
Fidelity Mid Cap Index Fund	204,931	7,553,749
Fidelity Small Cap Index Fund	201,664	5,979,333

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,595,371)		$20,535,923
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	182	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	3,067	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,303	0
Genting Hong Kong, Ltd. (C)(D)	5,441	0
Peace Mark Holdings, Ltd. (C)(D)	1,781	0
The Reject Shop, Ltd. (D)	21	92
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
ICA Gruppen AB (C)(D)	96	0
Pacific Andes International Holdings, Ltd. (C)(D)	21,480	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	111	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	5,570	0
Ezion Holdings, Ltd. (C)(D)	11,139	0
Ezra Holdings, Ltd. (C)(D)	4,343	0
John Wood Group PLC (C)(D)	303	64
Lightstream Resources, Ltd. (C)(D)	752	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (C)	103	520
Peninsula Energy, Ltd. (C)	112	26
Sakari Resources, Ltd. (C)(D)(I)	4,248	1,126
Savannah Energy PLC (C)(D)	529	49
Swiber Holdings, Ltd. (C)(D)	1,269	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	17	0
Convoy Global Holdings, Ltd. (C)(D)	6,232	0
Good Resources Holdings, Ltd. (C)(D)	2,671	0
TT Hellenic Postbank SA (C)(D)	205	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	18	0
Galapagos NV (C)	17	535
NMC Health PLC (C)(D)	70	0
Pihlajalinna OYJ	6	115
Zenith Capital Corp. (C)	52	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	12,030	0
Carillion PLC (C)(D)	1,130	0
CW Group Holdings, Ltd. (C)(D)	1,336	0
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Gold-Finance Holdings, Ltd. (C)(D)	2,117	$0
Hsin Chong Group Holdings, Ltd. (C)(D)	7,281	0
Nissin Corp.	4	218
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,256	0
DMX Technologies Group, Ltd. (C)(D)	336	0
MH Development, Ltd. (C)(D)	1,227	0
Shibaura Electronics Company, Ltd.	6	288
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	3,194	245
Danakali, Ltd. (C)	168	5
EcoGreen International Group, Ltd. (C)(D)	752	0
Firefinch, Ltd. (C)(D)	1,590	31
Fraser Papers Holdings, Inc. (C)(D)	47	0
Hanfeng Evergreen, Inc. (C)(D)	37	0
Midas Holdings, Ltd. (C)(D)	2,463	0
Orbite Technologies, Inc. (C)(D)	1,044	0
Strandline Resources, Ltd. (C)(D)	1,525	17
Ten Sixty Four, Ltd. (C)(D)	770	43
Up Energy Development Group, Ltd. (C)(D)	8,884	0
Victoria Gold Corp. (C)(D)	3	0
Wiluna Mining Corp., Ltd. (C)(D)	99	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	1,788	5,419
Lerthai Group, Ltd. (C)(D)	178	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	0
Hyflux, Ltd. (C)(D)	1,531	0

TOTAL COMMON STOCKS (Cost $6,294)		$8,793
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$341,400	77,912
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	2,622,200	631,417
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	2,247,100	573,177
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	2,453,200	660,379

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,302,868)		$1,942,885
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	479	39
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	527	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	37	1
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	56	41

TOTAL WARRANTS (Cost $57)		$82
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	86	0
5	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	112	$4

TOTAL RIGHTS (Cost $0)		$4
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	906	9,066

TOTAL SHORT-TERM INVESTMENTS (Cost $9,065)		$9,066
Total investments (Cost $277,903,160) - 100.0%		$338,178,287
Other assets and liabilities, net - (0.0%)		(5,516)
TOTAL NET ASSETS - 100.0%		$338,172,771
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	740,751	$50,593,269
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,362,629	13,408,265
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,110,677	52,893,559
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,588,977	26,297,564
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,736,405	18,284,341
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	253,185	19,176,201
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,376,789	20,899,662
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,836,657	68,639,090
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	984,064	19,287,664
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,435,737	22,641,566
Multifactor Emerging Markets ETF, JHETF (DFA)	281,495	8,437,813
Small Cap Core, Class NAV, JHIT (MIM US) (B)	394,976	6,651,389
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,930,168	79,642,152
Fixed income - 2.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	308,206	2,459,487
High Yield, Class NAV, JHBT (MIM US) (B)	591,241	1,821,022
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	858,563	8,096,245
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	532,846	4,534,518

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $344,584,821)		$423,763,807
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	159,883	$9,365,936
Fidelity Mid Cap Index Fund	275,007	10,136,769
Fidelity Small Cap Index Fund	270,623	8,023,978

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $22,169,459)		$27,526,683
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	249	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,196	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,783	0
Genting Hong Kong, Ltd. (C)(D)	7,444	0
Peace Mark Holdings, Ltd. (C)(D)	2,436	0
The Reject Shop, Ltd. (D)	28	122
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
ICA Gruppen AB (C)(D)	160	0
Pacific Andes International Holdings, Ltd. (C)(D)	29,387	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	152	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	7,620	0
Ezion Holdings, Ltd. (C)(D)	15,240	0
Ezra Holdings, Ltd. (C)(D)	5,941	0
John Wood Group PLC (C)(D)	414	88
Lightstream Resources, Ltd. (C)(D)	1,028	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (C)	140	707
Peninsula Energy, Ltd. (C)	153	35
Sakari Resources, Ltd. (C)(D)(I)	12,063	3,196
Savannah Energy PLC (C)(D)	723	67
Swiber Holdings, Ltd. (C)(D)	1,736	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	23	0
Convoy Global Holdings, Ltd. (C)(D)	8,527	0
Good Resources Holdings, Ltd. (C)(D)	3,654	0
TT Hellenic Postbank SA (C)(D)	280	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	24	0
Galapagos NV (C)	24	755
NMC Health PLC (C)(D)	117	0
Pihlajalinna OYJ	9	173
Zenith Capital Corp. (C)	72	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	16,458	0
Carillion PLC (C)(D)	1,546	0
CW Group Holdings, Ltd. (C)(D)	1,827	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	6

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Gold-Finance Holdings, Ltd. (C)(D)	2,896	$0
Hsin Chong Group Holdings, Ltd. (C)(D)	9,961	0
Nissin Corp.	5	273
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,719	0
DMX Technologies Group, Ltd. (C)(D)	460	0
MH Development, Ltd. (C)(D)	1,678	0
Shibaura Electronics Company, Ltd.	8	384
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	4,370	335
Danakali, Ltd. (C)	230	6
EcoGreen International Group, Ltd. (C)(D)	1,029	0
Firefinch, Ltd. (C)(D)	2,176	43
Fraser Papers Holdings, Inc. (C)(D)	65	0
Hanfeng Evergreen, Inc. (C)(D)	50	0
Midas Holdings, Ltd. (C)(D)	3,370	0
Orbite Technologies, Inc. (C)(D)	1,428	0
Strandline Resources, Ltd. (C)(D)	2,086	23
Ten Sixty Four, Ltd. (C)(D)	1,053	59
Up Energy Development Group, Ltd. (C)(D)	12,154	0
Victoria Gold Corp. (C)(D)	5	1
Wiluna Mining Corp., Ltd. (C)(D)	135	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,971	9,004
Lerthai Group, Ltd. (C)(D)	244	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	0
Hyflux, Ltd. (C)(D)	2,095	0

TOTAL COMMON STOCKS (Cost $11,938)		$15,271
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$459,000	104,750
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	3,523,000	848,326
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	3,019,100	770,094
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	3,296,000	887,254

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,104,716)		$2,610,424
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	656	54
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	722	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	50	1
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	77	57

TOTAL WARRANTS (Cost $79)		$114
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	118	0
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	153	$5

TOTAL RIGHTS (Cost $0)		$5
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	173	1,735

TOTAL SHORT-TERM INVESTMENTS (Cost $1,733)		$1,735
Total investments (Cost $369,872,746) - 100.0%		$453,918,039
Other assets and liabilities, net - 0.0%		19,897
TOTAL NET ASSETS - 100.0%		$453,937,936
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,055,982	$72,123,544
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,935,912	19,049,371
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,030,723	75,949,931
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,279,725	37,729,450
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,483,507	26,151,333
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	364,174	27,582,574
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,953,208	29,649,697
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,387,577	98,637,909
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,413,409	27,702,807
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,062,185	32,520,659
Multifactor Emerging Markets ETF, JHETF (DFA)	403,737	12,102,017
Small Cap Core, Class NAV, JHIT (MIM US) (B)	567,263	9,552,715
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,472,123	113,780,610
Fixed income - 2.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	439,546	3,507,577
High Yield, Class NAV, JHBT (MIM US) (B)	844,651	2,601,526
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,227,492	11,575,253
Alternative and specialty - 1.0%
Diversified Macro, Class NAV, JHIT (Graham)	746,736	6,354,720

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $491,045,151)		$606,571,693
7	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	229,091	$13,420,127
Fidelity Mid Cap Index Fund	392,841	14,480,128
Fidelity Small Cap Index Fund	388,717	11,525,466

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,918,962)		$39,425,721
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	366	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	6,164	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,620	0
Genting Hong Kong, Ltd. (C)(D)	10,937	0
Peace Mark Holdings, Ltd. (C)(D)	3,579	0
The Reject Shop, Ltd. (D)	42	184
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
ICA Gruppen AB (C)(D)	266	0
Pacific Andes International Holdings, Ltd. (C)(D)	43,177	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	223	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	11,195	0
Ezion Holdings, Ltd. (C)(D)	22,391	0
Ezra Holdings, Ltd. (C)(D)	8,730	0
John Wood Group PLC (C)(D)	608	129
Lightstream Resources, Ltd. (C)(D)	1,511	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (C)	206	1,041
Peninsula Energy, Ltd. (C)	225	51
Sakari Resources, Ltd. (C)(D)(I)	24,454	6,480
Savannah Energy PLC (C)(D)	1,062	98
Swiber Holdings, Ltd. (C)(D)	2,550	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	33	0
Convoy Global Holdings, Ltd. (C)(D)	12,528	0
Good Resources Holdings, Ltd. (C)(D)	5,369	0
TT Hellenic Postbank SA (C)(D)	412	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	36	0
Galapagos NV (C)	35	1,102
NMC Health PLC (C)(D)	194	0
Pihlajalinna OYJ	13	250
Zenith Capital Corp. (C)	105	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	24,180	0
Carillion PLC (C)(D)	2,272	0
CW Group Holdings, Ltd. (C)(D)	2,685	0
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Gold-Finance Holdings, Ltd. (C)(D)	4,255	$0
Hsin Chong Group Holdings, Ltd. (C)(D)	14,636	0
Nissin Corp.	8	436
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,525	0
DMX Technologies Group, Ltd. (C)(D)	676	0
MH Development, Ltd. (C)(D)	2,466	0
Shibaura Electronics Company, Ltd.	12	575
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	6,421	492
Danakali, Ltd. (C)	339	9
EcoGreen International Group, Ltd. (C)(D)	1,511	0
Firefinch, Ltd. (C)(D)	3,197	63
Fraser Papers Holdings, Inc. (C)(D)	95	0
Hanfeng Evergreen, Inc. (C)(D)	74	0
Midas Holdings, Ltd. (C)(D)	4,951	0
Orbite Technologies, Inc. (C)(D)	2,098	0
Strandline Resources, Ltd. (C)(D)	3,064	34
Ten Sixty Four, Ltd. (C)(D)	1,547	87
Up Energy Development Group, Ltd. (C)(D)	17,857	0
Victoria Gold Corp. (C)(D)	7	1
Wiluna Mining Corp., Ltd. (C)(D)	199	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	4,945	14,986
Lerthai Group, Ltd. (C)(D)	358	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	0
Hyflux, Ltd. (C)(D)	3,078	0

TOTAL COMMON STOCKS (Cost $21,132)		$26,018
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$658,500	150,279
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	5,051,700	1,216,432
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	4,328,700	1,104,139
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	4,725,700	1,272,116

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,455,653)		$3,742,966
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	963	79
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,060	3
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	73	1
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	113	83

TOTAL WARRANTS (Cost $117)		$166
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	173	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	8

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	225	$7

TOTAL RIGHTS (Cost $0)		$7
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	119	1,188

TOTAL SHORT-TERM INVESTMENTS (Cost $1,187)		$1,188
Total investments (Cost $527,442,202) - 100.0%		$649,767,759
Other assets and liabilities, net - 0.0%		44,945
TOTAL NET ASSETS - 100.0%		$649,812,704
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 83.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,431,739	$97,787,803
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,852,640	18,229,973
Disciplined Value, Class NAV, JHF III (Boston Partners)	4,104,940	102,869,799
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,234,468	53,530,446
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,911,081	30,653,686
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	485,582	36,777,995
Global Equity, Class NAV, JHF II (MIM US) (B)	731,175	9,607,635
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,767,486	42,010,440
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,877,350	139,677,631
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,803,406	35,346,765
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,633,307	41,527,246
Multifactor Emerging Markets ETF, JHETF (DFA)	473,183	14,183,660
Small Cap Core, Class NAV, JHIT (MIM US) (B)	696,912	11,736,002
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	11,403,501	153,149,024
Fixed income - 7.9%
Bond, Class NAV, JHSB (MIM US) (B)	2,908,520	39,643,127
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,394,128	11,125,143
High Yield, Class NAV, JHBT (MIM US) (B)	2,679,748	8,253,623
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,667,581	15,725,289
Alternative and specialty - 2.6%
Diversified Macro, Class NAV, JHIT (Graham)	1,648,567	14,029,305
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	803,535	10,462,032
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $698,775,922)		$886,326,624
UNAFFILIATED INVESTMENT COMPANIES - 5.7%
Equity - 5.7%
Fidelity International Index Fund	330,135	$19,339,280
Fidelity Mid Cap Index Fund	525,378	19,365,431
Fidelity Small Cap Index Fund	519,759	15,410,845

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $43,058,143)		$54,115,556
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	533	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	8,971	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,813	0
Genting Hong Kong, Ltd. (C)(D)	15,917	0
Peace Mark Holdings, Ltd. (C)(D)	5,209	0
The Reject Shop, Ltd. (D)	61	267
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
ICA Gruppen AB (C)(D)	431	0
Pacific Andes International Holdings, Ltd. (C)(D)	62,836	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	324	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,293	0
Ezion Holdings, Ltd. (C)(D)	32,586	0
Ezra Holdings, Ltd. (C)(D)	12,704	0
John Wood Group PLC (C)(D)	885	187
Lightstream Resources, Ltd. (C)(D)	2,199	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (C)	300	1,516
Peninsula Energy, Ltd. (C)	327	75
Sakari Resources, Ltd. (C)(D)(I)	45,339	12,014
Savannah Energy PLC (C)(D)	1,546	143
Swiber Holdings, Ltd. (C)(D)	3,711	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	49	0
Convoy Global Holdings, Ltd. (C)(D)	18,232	0
Good Resources Holdings, Ltd. (C)(D)	7,814	0
TT Hellenic Postbank SA (C)(D)	600	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	52	0
Galapagos NV (C)	51	1,605
NMC Health PLC (C)(D)	315	0
Pihlajalinna OYJ	19	365
Zenith Capital Corp. (C)	153	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,190	0
9	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Carillion PLC (C)(D)	3,307	$0
CW Group Holdings, Ltd. (C)(D)	3,907	0
Gold-Finance Holdings, Ltd. (C)(D)	6,193	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,299	0
Nissin Corp.	12	655
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,675	0
DMX Technologies Group, Ltd. (C)(D)	984	0
MH Development, Ltd. (C)(D)	3,588	0
Shibaura Electronics Company, Ltd.	17	815
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,344	715
Danakali, Ltd. (C)	493	14
EcoGreen International Group, Ltd. (C)(D)	2,199	0
Firefinch, Ltd. (C)(D)	4,652	91
Fraser Papers Holdings, Inc. (C)(D)	139	0
Hanfeng Evergreen, Inc. (C)(D)	107	0
Midas Holdings, Ltd. (C)(D)	7,206	0
Orbite Technologies, Inc. (C)(D)	3,053	0
Strandline Resources, Ltd. (C)(D)	4,460	50
Ten Sixty Four, Ltd. (C)(D)	2,252	126
Up Energy Development Group, Ltd. (C)(D)	25,988	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	290	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,028	24,329
Lerthai Group, Ltd. (C)(D)	521	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	0
Hyflux, Ltd. (C)(D)	4,480	0

TOTAL COMMON STOCKS (Cost $35,938)		$42,969
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$1,309,700	298,891
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	10,042,900	2,418,296
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	8,611,300	2,196,519
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	9,524,800	2,563,991

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,958,369)		$7,477,697
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,402	115
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,543	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	104	2
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	165	121

TOTAL WARRANTS (Cost $168)		$242
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	252	$0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	327	11

TOTAL RIGHTS (Cost $0)		$11
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	119	1,192

TOTAL SHORT-TERM INVESTMENTS (Cost $1,191)		$1,192
Total investments (Cost $750,829,731) - 100.0%		$947,964,291
Other assets and liabilities, net - 0.0%		83,630
TOTAL NET ASSETS - 100.0%		$948,047,921
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.6%
Equity - 74.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,299,693	$88,769,018
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,826,850	17,976,205
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,758,465	94,187,120
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,039,694	50,306,930
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,239,146	23,578,212
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	364,964	27,642,407
Global Equity, Class NAV, JHF II (MIM US) (B)	719,895	9,459,425
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,638,620	40,054,255
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,247,289	132,268,116
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,514,841	29,690,879
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,234,477	35,237,709
Multifactor Emerging Markets ETF, JHETF (DFA)	361,583	10,838,450
Small Cap Core, Class NAV, JHIT (MIM US) (B)	525,537	8,850,039
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,844,315	145,639,152
Fixed income - 15.5%
Bond, Class NAV, JHSB (MIM US) (B)	3,943,107	53,744,553
Core Bond, Class NAV, JHF II (Allspring Investments)	3,164,425	35,030,187
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,433,888	19,422,429
High Yield, Class NAV, JHBT (MIM US) (B)	4,669,392	14,381,727
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,109,963	19,896,948
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	10

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	557,174	$5,722,173
Alternative and specialty - 3.7%
Diversified Macro, Class NAV, JHIT (Graham)	1,668,749	14,201,051
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,645,524	21,424,716

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $718,699,801)		$898,321,701
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity International Index Fund	318,910	18,681,761
Fidelity Mid Cap Index Fund	496,443	18,298,892
Fidelity Small Cap Index Fund	503,092	14,916,669

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $41,011,729)		$51,897,322
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	555	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,356	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,976	0
Genting Hong Kong, Ltd. (C)(D)	16,599	0
Peace Mark Holdings, Ltd. (C)(D)	5,432	0
The Reject Shop, Ltd. (D)	63	275
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
ICA Gruppen AB (C)(D)	440	0
Pacific Andes International Holdings, Ltd. (C)(D)	65,528	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	338	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,991	0
Ezion Holdings, Ltd. (C)(D)	33,982	0
Ezra Holdings, Ltd. (C)(D)	13,249	0
John Wood Group PLC (C)(D)	923	195
Lightstream Resources, Ltd. (C)(D)	2,293	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (C)	313	1,582
Peninsula Energy, Ltd. (C)	341	78
Sakari Resources, Ltd. (C)(D)(I)	49,809	13,199
Savannah Energy PLC (C)(D)	1,612	149
Swiber Holdings, Ltd. (C)(D)	3,870	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	51	0
Convoy Global Holdings, Ltd. (C)(D)	19,013	0
Good Resources Holdings, Ltd. (C)(D)	8,148	0
TT Hellenic Postbank SA (C)(D)	625	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	55	0
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - (continued)
Galapagos NV (C)	53	$1,668
NMC Health PLC (C)(D)	321	0
Pihlajalinna OYJ	19	365
Zenith Capital Corp. (C)	160	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	36,698	0
Carillion PLC (C)(D)	3,448	0
CW Group Holdings, Ltd. (C)(D)	4,074	0
Gold-Finance Holdings, Ltd. (C)(D)	6,458	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,212	0
Nissin Corp.	12	655
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,833	0
DMX Technologies Group, Ltd. (C)(D)	1,026	0
MH Development, Ltd. (C)(D)	3,742	0
Shibaura Electronics Company, Ltd.	18	863
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,744	746
Danakali, Ltd. (C)	514	14
EcoGreen International Group, Ltd. (C)(D)	2,294	0
Firefinch, Ltd. (C)(D)	4,852	95
Fraser Papers Holdings, Inc. (C)(D)	145	0
Hanfeng Evergreen, Inc. (C)(D)	112	0
Midas Holdings, Ltd. (C)(D)	7,515	0
Orbite Technologies, Inc. (C)(D)	3,184	0
Strandline Resources, Ltd. (C)(D)	4,651	52
Ten Sixty Four, Ltd. (C)(D)	2,348	131
Up Energy Development Group, Ltd. (C)(D)	27,101	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	302	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,196	24,840
Lerthai Group, Ltd. (C)(D)	543	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	0
Hyflux, Ltd. (C)(D)	4,672	0

TOTAL COMMON STOCKS (Cost $38,334)		$44,909
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$1,717,500	391,956
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	13,162,600	3,169,509
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	11,282,300	2,877,821
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	12,580,800	3,386,638

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,984,212)		$9,825,924
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,462	120
11	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,609	$4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	110	2
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	172	126

TOTAL WARRANTS (Cost $177)		$252
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	263	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	341	11

TOTAL RIGHTS (Cost $0)		$11
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	119	1,195

TOTAL SHORT-TERM INVESTMENTS (Cost $1,193)		$1,195
Total investments (Cost $771,735,446) - 100.0%		$960,091,314
Other assets and liabilities, net - 0.0%		92,583
TOTAL NET ASSETS - 100.0%		$960,183,897
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 64.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,241,659	$84,805,293
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,185,972	31,349,968
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,601,590	90,255,844
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,252,186	53,823,683
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,102,081	22,134,916
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	300,041	22,725,142
Global Equity, Class NAV, JHF II (MIM US) (B)	1,235,349	16,232,490
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,795,655	42,438,038
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,461,167	123,023,325
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,419,730	27,826,715
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,079,945	32,800,732
Multifactor Emerging Markets ETF, JHETF (DFA)	340,546	10,207,866
Small Cap Core, Class NAV, JHIT (MIM US) (B)	419,349	7,061,840
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	11,124,343	149,399,932
Fixed income - 24.3%
Bond, Class NAV, JHSB (MIM US) (B)	7,217,244	98,371,036
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	6,793,069	$75,199,273
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,006,691	31,973,391
Floating Rate Income, Class NAV, JHF II (Bain Capital)	365,135	2,771,375
High Yield, Class NAV, JHBT (MIM US) (B)	7,716,125	23,765,666
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,032,056	28,592,284
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	863,834	8,871,571
Alternative and specialty - 4.8%
Diversified Macro, Class NAV, JHIT (Graham)	1,942,107	16,527,328
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,795,517	36,397,635

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $851,222,685)		$1,036,555,343
UNAFFILIATED INVESTMENT COMPANIES - 5.0%
Equity - 5.0%
Fidelity International Index Fund	355,498	20,825,087
Fidelity Mid Cap Index Fund	509,953	18,796,847
Fidelity Small Cap Index Fund	518,534	15,374,532

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $43,362,672)		$54,996,466
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	573	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,657	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	4,104	0
Genting Hong Kong, Ltd. (C)(D)	17,133	0
Peace Mark Holdings, Ltd. (C)(D)	5,607	0
The Reject Shop, Ltd. (D)	65	284
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
ICA Gruppen AB (C)(D)	463	0
Pacific Andes International Holdings, Ltd. (C)(D)	67,637	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	349	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	17,538	0
Ezion Holdings, Ltd. (C)(D)	35,076	0
Ezra Holdings, Ltd. (C)(D)	13,675	0
John Wood Group PLC (C)(D)	953	201
Lightstream Resources, Ltd. (C)(D)	2,367	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (C)	323	1,632
Peninsula Energy, Ltd. (C)	352	80
Sakari Resources, Ltd. (C)(D)(I)	52,909	14,020
Savannah Energy PLC (C)(D)	1,664	154
Swiber Holdings, Ltd. (C)(D)	3,995	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	12

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	52	$0
Convoy Global Holdings, Ltd. (C)(D)	19,625	0
Good Resources Holdings, Ltd. (C)(D)	8,411	0
TT Hellenic Postbank SA (C)(D)	646	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	56	0
Galapagos NV (C)	55	1,731
NMC Health PLC (C)(D)	338	0
Pihlajalinna OYJ	20	384
Zenith Capital Corp. (C)	165	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	37,879	0
Carillion PLC (C)(D)	3,559	0
CW Group Holdings, Ltd. (C)(D)	4,205	0
Gold-Finance Holdings, Ltd. (C)(D)	6,666	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,927	0
Nissin Corp.	12	655
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,956	0
DMX Technologies Group, Ltd. (C)(D)	1,059	0
MH Development, Ltd. (C)(D)	3,863	0
Shibaura Electronics Company, Ltd.	19	911
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	10,058	770
Danakali, Ltd. (C)	530	15
EcoGreen International Group, Ltd. (C)(D)	2,367	0
Firefinch, Ltd. (C)(D)	5,008	98
Fraser Papers Holdings, Inc. (C)(D)	150	0
Hanfeng Evergreen, Inc. (C)(D)	115	0
Midas Holdings, Ltd. (C)(D)	7,756	0
Orbite Technologies, Inc. (C)(D)	3,286	0
Strandline Resources, Ltd. (C)(D)	4,800	53
Ten Sixty Four, Ltd. (C)(D)	2,424	136
Up Energy Development Group, Ltd. (C)(D)	27,973	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	312	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,616	26,114
Lerthai Group, Ltd. (C)(D)	561	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	0
Hyflux, Ltd. (C)(D)	4,822	0

TOTAL COMMON STOCKS (Cost $40,404)		$47,240
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
U.S. Government - 1.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$605,191	597,150
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	860,216	$867,114
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	397,977	406,444
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	807,177	838,258
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	2,347,000	535,617
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	17,979,100	4,329,306
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	15,410,300	3,930,767
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	17,262,000	4,646,775

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,199,143)		$16,151,431
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,509	124
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,661	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	114	2
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	178	131

TOTAL WARRANTS (Cost $182)		$261
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	271	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	352	12

TOTAL RIGHTS (Cost $0)		$12
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	119	1,195

TOTAL SHORT-TERM INVESTMENTS (Cost $1,194)		$1,195
Total investments (Cost $913,826,280) - 100.0%		$1,107,751,948
Other assets and liabilities, net - 0.0%		116,983
TOTAL NET ASSETS - 100.0%		$1,107,868,931
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.0%
Equity - 54.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	926,807	$63,300,885
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,160,067	40,935,059
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,652,382	66,468,690
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,669,444	44,179,302
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,485,878	15,646,299
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	139,565	10,570,660
13	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	1,598,619	$21,005,852
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,306,019	35,005,370
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,438,600	99,237,941
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,055,158	20,681,087
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,540,598	24,295,233
Multifactor Emerging Markets ETF, JHETF (DFA)	238,399	7,146,010
Small Cap Core, Class NAV, JHIT (MIM US) (B)	298,524	5,027,147
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,554,929	128,322,696
Fixed income - 32.9%
Bond, Class NAV, JHSB (MIM US) (B)	7,105,672	96,850,313
Core Bond, Class NAV, JHF II (Allspring Investments)	9,096,540	100,698,698
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,744,096	37,857,882
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,727,880	13,114,609
High Yield, Class NAV, JHBT (MIM US) (B)	9,088,365	27,992,166
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,016,669	47,307,190
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,988,348	30,690,335
Alternative and specialty - 6.1%
Diversified Macro, Class NAV, JHIT (Graham)	2,197,540	18,701,068
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	3,600,657	46,880,560

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $843,778,378)		$1,001,915,052
UNAFFILIATED INVESTMENT COMPANIES - 3.8%
Equity - 3.8%
Fidelity International Index Fund	243,520	14,265,381
Fidelity Mid Cap Index Fund	408,448	15,055,392
Fidelity Small Cap Index Fund	400,338	11,870,007

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,003,091)		$41,190,780
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	542	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,130	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,880	0
Genting Hong Kong, Ltd. (C)(D)	16,198	0
Peace Mark Holdings, Ltd. (C)(D)	5,301	0
The Reject Shop, Ltd. (D)	62	271
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
ICA Gruppen AB (C)(D)	468	0
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
Pacific Andes International Holdings, Ltd. (C)(D)	63,946	$0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	330	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,581	0
Ezion Holdings, Ltd. (C)(D)	33,162	0
Ezra Holdings, Ltd. (C)(D)	12,929	0
John Wood Group PLC (C)(D)	901	190
Lightstream Resources, Ltd. (C)(D)	2,237	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (C)	305	1,541
Peninsula Energy, Ltd. (C)	333	76
Sakari Resources, Ltd. (C)(D)(I)	59,458	15,755
Savannah Energy PLC (C)(D)	1,573	145
Swiber Holdings, Ltd. (C)(D)	3,777	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	50	0
Convoy Global Holdings, Ltd. (C)(D)	18,554	0
Good Resources Holdings, Ltd. (C)(D)	7,952	0
TT Hellenic Postbank SA (C)(D)	610	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	53	0
Galapagos NV (C)	52	1,637
NMC Health PLC (C)(D)	342	0
Pihlajalinna OYJ	19	365
Zenith Capital Corp. (C)	156	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,812	0
Carillion PLC (C)(D)	3,365	0
CW Group Holdings, Ltd. (C)(D)	3,976	0
Gold-Finance Holdings, Ltd. (C)(D)	6,302	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,676	0
Nissin Corp.	12	655
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,740	0
DMX Technologies Group, Ltd. (C)(D)	1,001	0
MH Development, Ltd. (C)(D)	3,652	0
Shibaura Electronics Company, Ltd.	18	863
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,509	728
Danakali, Ltd. (C)	501	14
EcoGreen International Group, Ltd. (C)(D)	2,238	0
Firefinch, Ltd. (C)(D)	4,734	93
Fraser Papers Holdings, Inc. (C)(D)	141	0
Hanfeng Evergreen, Inc. (C)(D)	109	0
Midas Holdings, Ltd. (C)(D)	7,333	0
Orbite Technologies, Inc. (C)(D)	3,107	0
Strandline Resources, Ltd. (C)(D)	4,538	50
Ten Sixty Four, Ltd. (C)(D)	2,292	128
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	14

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
Up Energy Development Group, Ltd. (C)(D)	26,447	$0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	295	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,712	26,404
Lerthai Group, Ltd. (C)(D)	530	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	0
Hyflux, Ltd. (C)(D)	4,559	0

TOTAL COMMON STOCKS (Cost $42,927)		$48,917
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
U.S. Government - 3.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$4,755,395	4,692,217
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,778,072	6,832,422
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,129,409	3,195,988
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,374,208	6,619,649
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	2,229,500	508,802
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	17,062,300	4,108,544
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	14,624,600	3,730,355
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	16,362,200	4,404,557

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,461,816)		$34,092,534
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,426	117
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,570	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	109	2
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	168	123

TOTAL WARRANTS (Cost $172)		$246
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	256	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	333	11

TOTAL RIGHTS (Cost $0)		$11
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	119	1,195

TOTAL SHORT-TERM INVESTMENTS (Cost $1,194)		$1,195
Total investments (Cost $911,287,578) - 100.0%		$1,077,248,735
Other assets and liabilities, net - 0.0%		267,200
TOTAL NET ASSETS - 100.0%		$1,077,515,935
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.2%
Equity - 41.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	362,891	$24,785,487
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,232,148	31,804,335
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,036,519	25,975,168
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,409,381	23,325,256
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	569,379	5,995,559
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	52,727	3,993,546
Global Equity, Class NAV, JHF II (MIM US) (B)	1,233,975	16,214,426
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,227,504	18,633,503
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,331,671	50,940,455
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	490,418	9,612,189
Mid Value, Class NAV, JHF II (T. Rowe Price)	715,559	11,284,370
Multifactor Emerging Markets ETF, JHETF (DFA)	118,142	3,541,306
Small Cap Core, Class NAV, JHIT (MIM US) (B)	208,382	3,509,155
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,844,982	65,068,114
Fixed income - 43.8%
Bond, Class NAV, JHSB (MIM US) (B)	6,133,083	83,593,921
Core Bond, Class NAV, JHF II (Allspring Investments)	7,439,571	82,356,050
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,917,752	31,263,663
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,909,323	14,491,764
High Yield, Class NAV, JHBT (MIM US) (B)	7,518,918	23,158,267
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,721,147	44,520,413
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,166,235	32,517,234
Alternative and specialty - 7.0%
Diversified Macro, Class NAV, JHIT (Graham)	1,461,627	12,438,443
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,876,564	37,452,867

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $577,199,676)		$656,475,491
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity International Index Fund	174,821	10,241,008
Fidelity Mid Cap Index Fund	221,735	8,173,134
Fidelity Small Cap Index Fund	158,001	4,684,732

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $18,324,148)		$23,098,874
15	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	294	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,955	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,106	0
Genting Hong Kong, Ltd. (C)(D)	8,791	0
Peace Mark Holdings, Ltd. (C)(D)	2,877	0
The Reject Shop, Ltd. (D)	34	149
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
ICA Gruppen AB (C)(D)	345	0
Pacific Andes International Holdings, Ltd. (C)(D)	34,707	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	179	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	8,999	0
Ezion Holdings, Ltd. (C)(D)	17,999	0
Ezra Holdings, Ltd. (C)(D)	7,017	0
John Wood Group PLC (C)(D)	489	103
Lightstream Resources, Ltd. (C)(D)	1,214	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (C)	166	839
Peninsula Energy, Ltd. (C)	181	41
Sakari Resources, Ltd. (C)(D)(I)	43,019	11,399
Savannah Energy PLC (C)(D)	854	79
Swiber Holdings, Ltd. (C)(D)	2,050	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	27	0
Convoy Global Holdings, Ltd. (C)(D)	10,070	0
Good Resources Holdings, Ltd. (C)(D)	4,316	0
TT Hellenic Postbank SA (C)(D)	331	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	29	0
Galapagos NV (C)	28	881
NMC Health PLC (C)(D)	252	0
Pihlajalinna OYJ	10	192
Zenith Capital Corp. (C)	85	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	19,437	0
Carillion PLC (C)(D)	1,826	0
CW Group Holdings, Ltd. (C)(D)	2,158	0
Gold-Finance Holdings, Ltd. (C)(D)	3,421	0
Hsin Chong Group Holdings, Ltd. (C)(D)	11,765	0
Nissin Corp.	6	327
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,030	0
DMX Technologies Group, Ltd. (C)(D)	543	0
MH Development, Ltd. (C)(D)	1,982	0
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - (continued)
Shibaura Electronics Company, Ltd.	10	$479
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	5,161	395
Danakali, Ltd. (C)	272	7
EcoGreen International Group, Ltd. (C)(D)	1,215	0
Firefinch, Ltd. (C)(D)	2,570	50
Fraser Papers Holdings, Inc. (C)(D)	77	0
Hanfeng Evergreen, Inc. (C)(D)	59	0
Midas Holdings, Ltd. (C)(D)	3,980	0
Orbite Technologies, Inc. (C)(D)	1,686	0
Strandline Resources, Ltd. (C)(D)	2,463	27
Ten Sixty Four, Ltd. (C)(D)	1,244	70
Up Energy Development Group, Ltd. (C)(D)	14,354	0
Victoria Gold Corp. (C)(D)	5	1
Wiluna Mining Corp., Ltd. (C)(D)	160	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	6,421	19,457
Lerthai Group, Ltd. (C)(D)	288	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	0
Hyflux, Ltd. (C)(D)	2,474	0

TOTAL COMMON STOCKS (Cost $30,006)		$34,496
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.6%
U.S. Government - 4.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$5,744,056	5,667,743
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,189,256	8,254,922
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,781,390	3,861,841
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,703,272	7,999,888
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	1,165,700	266,028
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	8,935,100	2,151,542
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	7,657,700	1,953,280
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	8,510,900	2,291,058

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,346,520)		$32,446,302
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	774	64
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	852	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	64	1
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	91	67

TOTAL WARRANTS (Cost $93)		$134
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	139	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	16

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	181	$6

TOTAL RIGHTS (Cost $0)		$6
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	119	1,192

TOTAL SHORT-TERM INVESTMENTS (Cost $1,190)		$1,192
Total investments (Cost $628,901,633) - 100.0%		$712,056,495
Other assets and liabilities, net - 0.0%		200,889
TOTAL NET ASSETS - 100.0%		$712,257,384
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 35.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	87,483	$5,975,076
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,656,851	16,303,412
Disciplined Value, Class NAV, JHF III (Boston Partners)	250,412	6,275,324
Disciplined Value International, Class NAV, JHIT (Boston Partners)	670,096	11,090,091
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	103,882	1,093,881
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	55,241	4,183,928
Global Equity, Class NAV, JHF II (MIM US) (B)	630,558	8,285,537
International Dynamic Growth, Class NAV, JHIT (Axiom)	604,173	9,171,353
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,893,926	22,272,570
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	175,643	3,442,602
Mid Value, Class NAV, JHF II (T. Rowe Price)	258,139	4,070,847
Small Cap Core, Class NAV, JHIT (MIM US) (B)	101,878	1,715,622
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,504,659	33,637,560
Fixed income - 49.1%
Bond, Class NAV, JHSB (MIM US) (B)	3,310,217	45,118,258
Core Bond, Class NAV, JHF II (Allspring Investments)	4,180,662	46,279,928
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,128,031	16,981,692
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,361,848	10,336,425
High Yield, Class NAV, JHBT (MIM US) (B)	4,082,062	12,572,750
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,122,745	29,447,488
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,692,858	17,385,648
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 7.0%
Diversified Macro, Class NAV, JHIT (Graham)	744,236	$6,333,449
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,472,717	19,174,775

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $298,594,370)		$331,148,216
UNAFFILIATED INVESTMENT COMPANIES - 2.6%
Equity - 2.6%
Fidelity International Index Fund	83,729	4,904,840
Fidelity Mid Cap Index Fund	93,239	3,436,777
Fidelity Small Cap Index Fund	37,216	1,103,453

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,439,602)		$9,445,070
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	115	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,935	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	822	0
Genting Hong Kong, Ltd. (C)(D)	3,433	0
Peace Mark Holdings, Ltd. (C)(D)	1,123	0
The Reject Shop, Ltd. (D)	13	57
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
ICA Gruppen AB (C)(D)	154	0
Pacific Andes International Holdings, Ltd. (C)(D)	13,551	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	70	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	3,514	0
Ezion Holdings, Ltd. (C)(D)	7,028	0
Ezra Holdings, Ltd. (C)(D)	2,740	0
John Wood Group PLC (C)(D)	191	40
Lightstream Resources, Ltd. (C)(D)	474	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (C)	65	328
Peninsula Energy, Ltd. (C)	71	16
Sakari Resources, Ltd. (C)(D)(I)	19,966	5,291
Savannah Energy PLC (C)(D)	333	31
Swiber Holdings, Ltd. (C)(D)	800	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	11	0
Convoy Global Holdings, Ltd. (C)(D)	3,932	0
Good Resources Holdings, Ltd. (C)(D)	1,685	0
TT Hellenic Postbank SA (C)(D)	129	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	11	0
Galapagos NV (C)	11	346
NMC Health PLC (C)(D)	113	0
17	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - (continued)
Pihlajalinna OYJ	4	$77
Zenith Capital Corp. (C)	33	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	7,589	0
Carillion PLC (C)(D)	713	0
CW Group Holdings, Ltd. (C)(D)	843	0
Gold-Finance Holdings, Ltd. (C)(D)	1,336	0
Hsin Chong Group Holdings, Ltd. (C)(D)	4,593	0
Nissin Corp.	2	109
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	793	0
DMX Technologies Group, Ltd. (C)(D)	212	0
MH Development, Ltd. (C)(D)	774	0
Shibaura Electronics Company, Ltd.	4	192
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	2,015	154
Danakali, Ltd. (C)	106	3
EcoGreen International Group, Ltd. (C)(D)	474	0
Firefinch, Ltd. (C)(D)	1,003	20
Fraser Papers Holdings, Inc. (C)(D)	30	0
Hanfeng Evergreen, Inc. (C)(D)	23	0
Midas Holdings, Ltd. (C)(D)	1,554	0
Orbite Technologies, Inc. (C)(D)	658	0
Strandline Resources, Ltd. (C)(D)	962	11
Ten Sixty Four, Ltd. (C)(D)	486	27
Up Energy Development Group, Ltd. (C)(D)	5,605	0
Victoria Gold Corp. (C)(D)	2	0
Wiluna Mining Corp., Ltd. (C)(D)	62	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,869	8,693
Lerthai Group, Ltd. (C)(D)	112	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	0
Hyflux, Ltd. (C)(D)	966	0

TOTAL COMMON STOCKS (Cost $13,523)		$15,395
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$4,336,742	4,279,126
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,182,480	6,232,054
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,854,736	2,915,471
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,816,035	6,039,983
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	434,700	99,204
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	3,332,000	802,334
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	2,856,100	728,517
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	3,137,400	844,560
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,038,174)		$21,941,249
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	302	$25
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	333	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	32	1
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	36	26

TOTAL WARRANTS (Cost $38)		$53
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	54	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	71	2

TOTAL RIGHTS (Cost $0)		$2
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	119	1,188

TOTAL SHORT-TERM INVESTMENTS (Cost $1,187)		$1,188
Total investments (Cost $328,086,894) - 100.0%		$362,551,173
Other assets and liabilities, net - 0.0%		104,604
TOTAL NET ASSETS - 100.0%		$362,655,777
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.1%
Equity - 29.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	34,762	$2,374,227
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	699,690	6,884,950
Disciplined Value, Class NAV, JHF III (Boston Partners)	100,406	2,516,175
Disciplined Value International, Class NAV, JHIT (Boston Partners)	242,922	4,020,352
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	16,933	1,282,541
Global Equity, Class NAV, JHF II (MIM US) (B)	267,278	3,512,029
International Dynamic Growth, Class NAV, JHIT (Axiom)	213,092	3,234,741
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	747,199	8,787,058
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	43,937	861,165
Mid Value, Class NAV, JHF II (T. Rowe Price)	64,488	1,016,974
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	788,790	10,593,445
Fixed income - 53.9%
Bond, Class NAV, JHSB (MIM US) (B)	1,532,962	20,894,273
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	18

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	1,882,742	$20,841,953
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	953,172	7,606,308
Floating Rate Income, Class NAV, JHF II (Bain Capital)	738,351	5,604,084
High Yield, Class NAV, JHBT (MIM US) (B)	1,837,828	5,660,509
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,598,777	15,076,463
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	755,966	7,763,775
Alternative and specialty - 7.1%
Diversified Macro, Class NAV, JHIT (Graham)	314,290	2,674,604
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	634,937	8,266,882

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $128,324,234)		$139,472,508
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	31,395	1,839,122
Fidelity Mid Cap Index Fund	31,711	1,168,861
Fidelity Small Cap Index Fund	26,239	777,998

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,932,606)		$3,785,981
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	32	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	539	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	229	0
Genting Hong Kong, Ltd. (C)(D)	955	0
Peace Mark Holdings, Ltd. (C)(D)	313	0
The Reject Shop, Ltd. (D)	4	17
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
ICA Gruppen AB (C)(D)	47	0
Pacific Andes International Holdings, Ltd. (C)(D)	3,772	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	19	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	978	0
Ezion Holdings, Ltd. (C)(D)	1,956	0
Ezra Holdings, Ltd. (C)(D)	763	0
John Wood Group PLC (C)(D)	53	11
Lightstream Resources, Ltd. (C)(D)	132	0
Paladin Energy, Ltd. (C)	18	91
Peninsula Energy, Ltd. (C)	20	5
Sakari Resources, Ltd. (C)(D)(I)	5,942	1,575
Savannah Energy PLC (C)(D)	93	9
Swiber Holdings, Ltd. (C)(D)	223	0
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	3	$0
Convoy Global Holdings, Ltd. (C)(D)	1,094	0
Good Resources Holdings, Ltd. (C)(D)	469	0
TT Hellenic Postbank SA (C)(D)	36	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	3	0
Galapagos NV (C)	3	94
NMC Health PLC (C)(D)	34	0
Pihlajalinna OYJ	1	19
Zenith Capital Corp. (C)	9	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	2,112	0
Carillion PLC (C)(D)	198	0
CW Group Holdings, Ltd. (C)(D)	235	0
Gold-Finance Holdings, Ltd. (C)(D)	372	0
Hsin Chong Group Holdings, Ltd. (C)(D)	1,279	0
Nissin Corp.	1	55
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	221	0
DMX Technologies Group, Ltd. (C)(D)	59	0
MH Development, Ltd. (C)(D)	215	0
Shibaura Electronics Company, Ltd.	1	48
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	561	43
Danakali, Ltd. (C)	30	1
EcoGreen International Group, Ltd. (C)(D)	132	0
Firefinch, Ltd. (C)(D)	279	5
Fraser Papers Holdings, Inc. (C)(D)	8	0
Hanfeng Evergreen, Inc. (C)(D)	6	0
Midas Holdings, Ltd. (C)(D)	433	0
Orbite Technologies, Inc. (C)(D)	183	0
Strandline Resources, Ltd. (C)(D)	268	3
Ten Sixty Four, Ltd. (C)(D)	135	8
Up Energy Development Group, Ltd. (C)(D)	1,560	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	17	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	877	2,657
Lerthai Group, Ltd. (C)(D)	31	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	0
Hyflux, Ltd. (C)(D)	269	0

TOTAL COMMON STOCKS (Cost $4,031)		$4,641
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$2,428,416	2,396,153
19	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,461,294	$3,489,049
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,598,190	1,632,192
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,256,133	3,381,511
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	116,200	26,518
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	893,700	215,200
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	766,600	195,540
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	820,400	220,844

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,459,576)		$11,557,007
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	84	7
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	93	0
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	10	7

TOTAL WARRANTS (Cost $9)		$14
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	15	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	20	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	126	1,257

TOTAL SHORT-TERM INVESTMENTS (Cost $1,255)		$1,257
Total investments (Cost $142,721,711) - 100.0%		$154,821,409
Other assets and liabilities, net - 0.0%		26,294
TOTAL NET ASSETS - 100.0%		$154,847,703
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.8%
Equity - 22.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	11,030	$753,366
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	497,690	4,897,267
Disciplined Value, Class NAV, JHF III (Boston Partners)	31,546	790,543
Disciplined Value International, Class NAV, JHIT (Boston Partners)	153,723	2,544,111
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	10,750	814,191
Global Equity, Class NAV, JHF II (MIM US) (B)	189,248	2,486,719
International Dynamic Growth, Class NAV, JHIT (Axiom)	139,196	2,112,995
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	429,523	$5,051,186
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	410,733	5,516,147
Fixed income - 58.9%
Bond, Class NAV, JHSB (MIM US) (B)	1,111,006	15,143,009
Core Bond, Class NAV, JHF II (Allspring Investments)	1,428,272	15,810,972
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	715,677	5,711,101
Floating Rate Income, Class NAV, JHF II (Bain Capital)	640,881	4,864,289
High Yield, Class NAV, JHBT (MIM US) (B)	1,375,581	4,236,789
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,395,275	13,157,446
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	562,155	5,773,333
Alternative and specialty - 7.2%
Diversified Macro, Class NAV, JHIT (Graham)	223,594	1,902,782
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	457,678	5,958,962

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $90,132,592)		$97,525,208
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	22,721	1,330,980
Fidelity Mid Cap Index Fund	18,818	693,640
Fidelity Small Cap Index Fund	18,967	562,386

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,044,214)		$2,587,006
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	23	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	395	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	168	0
Genting Hong Kong, Ltd. (C)(D)	701	0
Peace Mark Holdings, Ltd. (C)(D)	230	0
The Reject Shop, Ltd. (D)	3	13
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
ICA Gruppen AB (C)(D)	28	0
Pacific Andes International Holdings, Ltd. (C)(D)	2,769	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	14	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	718	0
Ezion Holdings, Ltd. (C)(D)	1,436	0
Ezra Holdings, Ltd. (C)(D)	560	0
John Wood Group PLC (C)(D)	39	8
Lightstream Resources, Ltd. (C)(D)	97	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	20

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Paladin Energy, Ltd. (C)	13	$66
Peninsula Energy, Ltd. (C)	14	3
Sakari Resources, Ltd. (C)(D)(I)	2,849	755
Savannah Energy PLC (C)(D)	68	6
Swiber Holdings, Ltd. (C)(D)	164	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	2	0
Convoy Global Holdings, Ltd. (C)(D)	803	0
Good Resources Holdings, Ltd. (C)(D)	344	0
TT Hellenic Postbank SA (C)(D)	26	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	2	0
Galapagos NV (C)	2	63
NMC Health PLC (C)(D)	20	0
Pihlajalinna OYJ	1	19
Zenith Capital Corp. (C)	7	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1,551	0
Carillion PLC (C)(D)	146	0
CW Group Holdings, Ltd. (C)(D)	172	0
Gold-Finance Holdings, Ltd. (C)(D)	273	0
Hsin Chong Group Holdings, Ltd. (C)(D)	939	0
Nissin Corp.	1	55
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	162	0
DMX Technologies Group, Ltd. (C)(D)	43	0
MH Development, Ltd. (C)(D)	158	0
Shibaura Electronics Company, Ltd.	1	48
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	412	32
Danakali, Ltd. (C)	22	1
EcoGreen International Group, Ltd. (C)(D)	97	0
Firefinch, Ltd. (C)(D)	205	4
Fraser Papers Holdings, Inc. (C)(D)	6	0
Hanfeng Evergreen, Inc. (C)(D)	5	0
Midas Holdings, Ltd. (C)(D)	318	0
Orbite Technologies, Inc. (C)(D)	135	0
Strandline Resources, Ltd. (C)(D)	197	2
Ten Sixty Four, Ltd. (C)(D)	99	6
Up Energy Development Group, Ltd. (C)(D)	1,145	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	516	1,564
Lerthai Group, Ltd. (C)(D)	23	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	0
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - (continued)
Hyflux, Ltd. (C)(D)	197	$0

TOTAL COMMON STOCKS (Cost $2,154)		$2,645
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$2,106,630	2,078,642
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,003,444	3,027,527
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,386,739	1,416,243
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,825,277	2,934,065
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	32,900	7,508
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	260,200	62,655
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	222,700	56,805
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	215,000	57,876

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,465,060)		$9,641,321
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	62	5
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	68	0
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	7	5

TOTAL WARRANTS (Cost $7)		$10
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	11	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	14	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (E)(F)	122	1,220

TOTAL SHORT-TERM INVESTMENTS (Cost $1,219)		$1,220
Total investments (Cost $101,645,246) - 100.0%		$109,757,410
Other assets and liabilities, net - 0.0%		15,253
TOTAL NET ASSETS - 100.0%		$109,772,663
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
21	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 8-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Strike price and/or expiration date not available.
(I)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	22

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$44,364	$8,961,776	$22,487,687	$30,152,497
Affiliated investments, at value	682,054	125,743,137	315,690,600	423,765,542
Total investments, at value	726,418	134,704,913	338,178,287	453,918,039
Cash	100	—	—	—
Dividends and interest receivable	211	26,527	80,329	114,470
Receivable for fund shares sold	1,546	142,995	38,429	18,303
Receivable for investments sold	—	—	569,309	973,328
Receivable from affiliates	5,928	4,603	8,073	9,325
Deferred offering cost	62,944	—	—	—
Other assets	4,228	60,468	39,771	43,655
Total assets	801,375	134,939,506	338,914,198	455,077,120
Liabilities
Due to custodian	—	—	—	664
Payable for investments purchased	1,767	122,369	49,744	56,086
Payable for fund shares repurchased	—	37,990	612,662	996,513
Accrued offering expense	94,416	—	—	—
Payable to affiliates
Accounting and legal services fees	8	4,190	10,675	14,352
Transfer agent fees	6	305	1,735	4,237
Distribution and service fees	—	36	213	376
Trustees’ fees	2	103	263	354
Other liabilities and accrued expenses	39,744	58,205	66,135	66,602
Total liabilities	135,943	223,198	741,427	1,139,184
Net assets	$665,432	$134,716,308	$338,172,771	$453,937,936
Net assets consist of
Paid-in capital	$640,512	$112,136,537	$272,182,255	$360,824,024
Total distributable earnings (loss)	24,920	22,579,771	65,990,516	93,113,912
Net assets	$665,432	$134,716,308	$338,172,771	$453,937,936
Unaffiliated investments, at cost	$42,681	$7,697,749	$18,904,590	$25,286,192
Affiliated investments, at cost	659,549	106,708,916	258,998,570	344,586,554
Total investments, at cost	702,230	114,406,665	277,903,160	369,872,746
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$57,359	$2,367,731	$14,900,740	$40,103,435
Shares outstanding	5,008	162,912	980,429	3,000,917
Net asset value and redemption price per share	$11.45	$14.53	$15.20	$13.36
Class I
Net assets	—	$77,986	$60,537	$62,153
Shares outstanding	—	5,353	3,963	4,634
Net asset value, offering price and redemption price per share	—	$14.57	$15.27[2]	$13.41
Class R2
Net assets	—	$14,938	$471,621	$935,005
Shares outstanding	—	1,028	31,052	70,082
Net asset value, offering price and redemption price per share	—	$14.53	$15.19	$13.34
Class R4
Net assets	—	$81,386	$21,565	$61,182
Shares outstanding	—	5,591	1,415	4,562
Net asset value, offering price and redemption price per share	—	$14.56	$15.24	$13.41
Class R5
Net assets	—	$765,974	$2,663,345	$4,298,242
Shares outstanding	—	52,522	174,557	319,859
Net asset value, offering price and redemption price per share	—	$14.58	$15.26	$13.44
Class R6
Net assets	$57,346	$12,399,682	$52,420,771	$63,850,147
Shares outstanding	5,000	850,142	3,429,948	4,752,102
Net asset value, offering price and redemption price per share	$11.47	$14.59	$15.28	$13.44
Class 1
Net assets	$550,727	$119,008,611	$267,634,192	$344,627,772
Shares outstanding	48,026	8,166,975	17,527,721	25,673,040
Net asset value, offering price and redemption price per share	$11.47	$14.57	$15.27	$13.42
23	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

Continued
	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$12.05	$15.29	$16.00	$14.06

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $15.27 is calculated using Net assets of $60,536.62 and Shares outstanding of $3,963.32.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	24

STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

Continued

	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$43,194,878	$61,636,475	$61,768,418	$71,195,410
Affiliated investments, at value	606,572,881	886,327,816	898,322,896	1,036,556,538
Total investments, at value	649,767,759	947,964,291	960,091,314	1,107,751,948
Dividends and interest receivable	172,371	458,766	629,085	1,005,495
Receivable for fund shares sold	41,508	91,832	879,364	50,341
Receivable for investments sold	428,857	794,577	—	552,427
Receivable from affiliates	11,662	17,002	16,616	17,638
Other assets	45,740	48,798	51,591	53,360
Total assets	650,467,897	949,375,266	961,667,970	1,109,431,209
Liabilities
Due to custodian	59	105	72	68
Payable for investments purchased	80,251	315,698	1,285,501	825,222
Payable for fund shares repurchased	475,146	891,860	76,357	606,706
Payable to affiliates
Accounting and legal services fees	20,594	30,145	30,536	35,116
Transfer agent fees	9,749	17,333	19,361	21,605
Distribution and service fees	905	1,714	1,443	2,368
Trustees’ fees	507	746	756	868
Other liabilities and accrued expenses	67,982	69,744	70,047	70,325
Total liabilities	655,193	1,327,345	1,484,073	1,562,278
Net assets	$649,812,704	$948,047,921	$960,183,897	$1,107,868,931
Net assets consist of
Paid-in capital	$510,885,011	$704,069,296	$729,360,786	$873,639,780
Total distributable earnings (loss)	138,927,693	243,978,625	230,823,111	234,229,151
Net assets	$649,812,704	$948,047,921	$960,183,897	$1,107,868,931
Unaffiliated investments, at cost	$36,395,864	$52,052,618	$53,034,452	$62,602,401
Affiliated investments, at cost	491,046,338	698,777,113	718,700,994	851,223,879
Total investments, at cost	527,442,202	750,829,731	771,735,446	913,826,280
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$95,682,393	$174,086,002	$195,907,635	$217,749,452
Shares outstanding	6,930,031	15,036,344	16,863,596	19,464,025
Net asset value and redemption price per share	$13.81	$11.58	$11.62	$11.19
Class I
Net assets	$192,061	$721,073	$1,044,698	$49,415
Shares outstanding	13,854	61,573	88,911	4,391
Net asset value, offering price and redemption price per share	$13.86	$11.71	$11.75	$11.25
Class R2
Net assets	$3,510,250	$6,872,575	$5,943,322	$10,536,831
Shares outstanding	254,490	589,935	509,493	935,467
Net asset value, offering price and redemption price per share	$13.79	$11.65	$11.67	$11.26
Class R4
Net assets	$29,219	$475,097	$259,920	$186,491
Shares outstanding	2,115	40,820	22,331	16,526
Net asset value, offering price and redemption price per share	$13.82	$11.64	$11.64	$11.28
Class R5
Net assets	$3,943,584	$5,423,726	$3,936,288	$3,392,551
Shares outstanding	284,149	460,949	334,447	299,597
Net asset value, offering price and redemption price per share	$13.88	$11.77	$11.77	$11.32
Class R6
Net assets	$86,058,296	$87,252,281	$76,743,262	$105,826,353
Shares outstanding	6,196,636	7,445,022	6,543,834	9,356,107
Net asset value, offering price and redemption price per share	$13.89	$11.72	$11.73	$11.31
Class 1
Net assets	$460,396,901	$673,217,167	$676,348,772	$770,127,838
Shares outstanding	33,232,134	57,374,421	57,583,243	68,000,992
Net asset value, offering price and redemption price per share	$13.85	$11.73	$11.75	$11.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.54	$12.19	$12.23	$11.78

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
25	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

Continued

	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$75,332,488	$55,579,812	$31,401,769	$15,347,644
Affiliated investments, at value	1,001,916,247	656,476,683	331,149,404	139,473,765
Total investments, at value	1,077,248,735	712,056,495	362,551,173	154,821,409
Dividends and interest receivable	1,368,008	1,232,180	723,418	343,169
Receivable for fund shares sold	1,983,763	119,602	18,917	1,334
Receivable for investments sold	—	2,828,424	155,576	49,625
Receivable from affiliates	18,871	13,750	8,505	5,407
Other assets	56,624	52,373	40,557	30,954
Total assets	1,080,676,001	716,302,824	363,498,146	155,251,898
Liabilities
Due to custodian	93	88	10	75
Payable for investments purchased	2,753,538	980,530	571,452	272,157
Payable for fund shares repurchased	274,411	2,951,706	176,966	53,507
Payable to affiliates
Accounting and legal services fees	34,651	23,009	11,808	5,010
Transfer agent fees	22,963	18,093	14,012	7,273
Distribution and service fees	2,170	1,890	717	114
Trustees’ fees	861	573	294	125
Other liabilities and accrued expenses	71,379	69,551	67,110	65,934
Total liabilities	3,160,066	4,045,440	842,369	404,195
Net assets	$1,077,515,935	$712,257,384	$362,655,777	$154,847,703
Net assets consist of
Paid-in capital	$879,326,103	$618,891,856	$330,729,471	$142,451,948
Total distributable earnings (loss)	198,189,832	93,365,528	31,926,306	12,395,755
Net assets	$1,077,515,935	$712,257,384	$362,655,777	$154,847,703
Unaffiliated investments, at cost	$67,508,006	$51,700,767	$29,491,337	$14,396,222
Affiliated investments, at cost	843,779,572	577,200,866	298,595,557	128,325,489
Total investments, at cost	911,287,578	628,901,633	328,086,894	142,721,711
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$230,369,480	$180,323,528	$143,125,732	$74,534,794
Shares outstanding	21,498,372	18,253,754	16,148,380	9,178,393
Net asset value and redemption price per share	$10.72	$9.88	$8.86	$8.12
Class I
Net assets	$1,361,177	$2,673,454	$250,479	$115,198
Shares outstanding	127,358	271,841	28,174	14,193
Net asset value, offering price and redemption price per share	$10.69	$9.83	$8.89	$8.12
Class R2
Net assets	$9,085,897	$6,585,880	$2,786,766	$530,259
Shares outstanding	857,496	673,775	316,719	65,850
Net asset value, offering price and redemption price per share	$10.60	$9.77	$8.80	$8.05
Class R4
Net assets	$291,981	$620,113	$40,937	$19,765
Shares outstanding	27,444	63,045	4,649	2,429
Net asset value, offering price and redemption price per share	$10.64	$9.84	$8.81	$8.14
Class R5
Net assets	$5,256,382	$7,970,798	$2,929,588	$55,918
Shares outstanding	492,711	811,623	330,772	6,899
Net asset value, offering price and redemption price per share	$10.67	$9.82	$8.86	$8.11
Class R6
Net assets	$90,307,026	$64,119,693	$21,544,359	$10,187,562
Shares outstanding	8,464,172	6,535,544	2,439,233	1,253,361
Net asset value, offering price and redemption price per share	$10.67	$9.81	$8.83	$8.13
Class 1
Net assets	$740,843,992	$449,963,918	$191,977,916	$69,404,207
Shares outstanding	69,380,394	45,799,582	21,684,686	8,548,877
Net asset value, offering price and redemption price per share	$10.68	$9.82	$8.85	$8.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.28	$10.40	$9.33	$8.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	26

STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

Continued

Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$12,230,982
Affiliated investments, at value	97,526,428
Total investments, at value	109,757,410
Dividends and interest receivable	270,382
Receivable for fund shares sold	20,401
Receivable for investments sold	453
Receivable from affiliates	4,668
Other assets	27,428
Total assets	110,080,742
Liabilities
Due to custodian	40
Payable for investments purchased	212,453
Payable for fund shares repurchased	23,630
Payable to affiliates
Accounting and legal services fees	3,538
Transfer agent fees	3,671
Trustees’ fees	88
Other liabilities and accrued expenses	64,659
Total liabilities	308,079
Net assets	$109,772,663
Net assets consist of
Paid-in capital	$104,785,249
Total distributable earnings (loss)	4,987,414
Net assets	$109,772,663
Unaffiliated investments, at cost	$11,511,435
Affiliated investments, at cost	90,133,811
Total investments, at cost	101,645,246
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$37,540,526
Shares outstanding	4,631,988
Net asset value and redemption price per share	$8.10
Class I
Net assets	$41,874
Shares outstanding	5,167
Net asset value, offering price and redemption price per share	$8.10
Class R2
Net assets	$101,182
Shares outstanding	12,509
Net asset value, offering price and redemption price per share	$8.09
Class R4
Net assets	—
Shares outstanding	—
Net asset value, offering price and redemption price per share	—
Class R5
Net assets	—
Shares outstanding	—
Net asset value, offering price and redemption price per share	—
Class R6
Net assets	$8,665,842
Shares outstanding	1,067,213
Net asset value, offering price and redemption price per share	$8.12
Class 1
Net assets	$63,423,239
Shares outstanding	7,815,740
Net asset value, offering price and redemption price per share	$8.11
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
27	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-25

	Multimanager 2070 Lifetime Portfolio[1]	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$283	$1,257,705	$3,602,398	$5,026,099
Dividends from unaffiliated investments	27	94,164	274,437	384,620
Interest	4	40,309	141,512	196,860
Other income received from advisor	37	71,530	200,071	234,152
Total investment income	351	1,463,708	4,218,418	5,841,731
Expenses
Investment management fees	166	232,324	645,048	883,979
Distribution and service fees	75	55,832	169,255	281,880
Offering costs	33,995	—	—	—
Accounting and legal services fees	14	20,793	57,760	79,248
Transfer agent fees	23	2,676	17,903	45,096
Trustees’ fees	4	3,091	8,210	11,195
Custodian fees	10,004	30,751	30,751	31,126
State registration fees	844	90,952	90,889	90,089
Printing and postage	3,604	18,804	20,236	20,888
Professional fees	30,147	36,829	50,577	54,794
Other	2,978	17,580	21,043	23,274
Total expenses	81,854	509,632	1,111,672	1,521,569
Less expense reductions	(81,756)	(451,196)	(924,548)	(1,194,649)
Net expenses	98	58,436	187,124	326,920
Net investment income	253	1,405,272	4,031,294	5,514,811
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	58	(13,563)	12,653	(70,166)
Affiliated investments	406	1,427,595	4,700,672	7,726,652
Capital gain distributions received from unaffiliated investments	—	27,744	81,262	114,665
Capital gain distributions received from affiliated investments	—	5,422,194	15,617,685	21,922,328
	464	6,863,970	20,412,272	29,693,479
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,683	377,682	810,326	1,089,451
Affiliated investments	22,505	6,218,318	14,130,311	16,632,603
	24,188	6,596,000	14,940,637	17,722,054
Net realized and unrealized gain	24,652	13,459,970	35,352,909	47,415,533
Increase in net assets from operations	$24,905	$14,865,242	$39,384,203	$52,930,344

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	28

STATEMENTS OF OPERATIONS For the year ended 8-31-25

Continued

	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$7,178,604	$12,459,455	$15,300,948	$21,433,436
Dividends from unaffiliated investments	552,453	794,612	769,093	672,409
Interest	284,379	670,304	903,451	1,299,239
Other income received from advisor	276,311	488,041	397,213	274,168
Total investment income	8,291,747	14,412,412	17,370,705	23,679,252
Expenses
Investment management fees	1,270,674	2,019,576	2,079,150	2,509,249
Distribution and service fees	510,119	853,950	917,666	1,056,259
Accounting and legal services fees	114,023	169,512	173,343	199,803
Transfer agent fees	106,739	190,699	214,598	241,412
Trustees’ fees	16,039	23,794	24,362	28,007
Custodian fees	31,126	31,126	30,751	31,126
State registration fees	89,865	92,701	93,343	94,813
Printing and postage	23,349	25,650	26,765	27,089
Professional fees	61,612	72,452	73,359	78,636
Other	27,126	33,019	33,702	36,726
Total expenses	2,250,672	3,512,479	3,667,039	4,303,120
Less expense reductions	(1,633,838)	(2,468,256)	(2,535,004)	(3,005,711)
Net expenses	616,834	1,044,223	1,132,035	1,297,409
Net investment income	7,674,913	13,368,189	16,238,670	22,381,843
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(23,702)	(2,939,555)	(5,230,501)	(8,604,418)
Affiliated investments	14,500,202	34,924,755	40,180,266	41,733,612
Capital gain distributions received from unaffiliated investments	165,130	232,890	221,857	227,061
Capital gain distributions received from affiliated investments	31,511,773	44,385,794	40,514,141	42,390,919
	46,153,403	76,603,884	75,685,763	75,747,174
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,497,151	3,451,046	4,280,479	5,852,404
Affiliated investments	20,225,203	13,644,894	5,968,569	2,400,940
	21,722,354	17,095,940	10,249,048	8,253,344
Net realized and unrealized gain	67,875,757	93,699,824	85,934,811	84,000,518
Increase in net assets from operations	$75,550,670	$107,068,013	$102,173,481	$106,382,361
29	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-25

Continued
	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$25,799,919	$21,336,723	$12,049,344	$5,103,693
Dividends from unaffiliated investments	606,719	325,774	135,996	49,658
Interest	2,211,234	1,937,849	1,213,322	559,210
Other income received from advisor	323,888	175,783	98,413	35,103
Total investment income	28,941,760	23,776,129	13,497,075	5,747,664
Expenses
Investment management fees	2,621,410	1,941,296	1,052,787	434,106
Distribution and service fees	1,110,498	837,982	567,001	261,728
Accounting and legal services fees	203,439	140,074	73,208	29,280
Transfer agent fees	266,156	214,982	168,301	85,229
Trustees’ fees	28,748	20,012	10,657	4,379
Custodian fees	32,251	32,251	32,251	32,251
State registration fees	92,717	93,649	89,987	89,243
Printing and postage	27,785	26,829	23,888	21,372
Professional fees	80,187	68,629	54,876	45,705
Other	38,032	32,807	23,217	19,547
Total expenses	4,501,223	3,408,511	2,096,173	1,022,840
Less expense reductions	(3,124,837)	(2,356,139)	(1,360,914)	(675,901)
Net expenses	1,376,386	1,052,372	735,259	346,939
Net investment income	27,565,374	22,723,757	12,761,816	5,400,725
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(8,484,122)	(5,233,181)	(2,134,399)	(425,049)
Affiliated investments	44,214,595	25,543,477	8,654,517	2,332,217
Capital gain distributions received from unaffiliated investments	192,051	108,956	47,832	14,705
Capital gain distributions received from affiliated investments	37,809,971	21,601,978	9,459,758	2,844,003
	73,732,495	42,021,230	16,027,708	4,765,876
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	5,097,630	3,401,394	1,694,633	559,081
Affiliated investments	(9,827,822)	(11,394,617)	(3,000,337)	187,454
	(4,730,192)	(7,993,223)	(1,305,704)	746,535
Net realized and unrealized gain	69,002,303	34,028,007	14,722,004	5,512,411
Increase in net assets from operations	$96,567,677	$56,751,764	$27,483,820	$10,913,136
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	30

STATEMENTS OF OPERATIONS For the year ended 8-31-25

Continued
Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$3,975,926
Dividends from unaffiliated investments	29,437
Interest	463,036
Other income received from advisor	30,376
Total investment income	4,498,775
Expenses
Investment management fees	327,672
Distribution and service fees	147,263
Accounting and legal services fees	21,204
Transfer agent fees	43,133
Trustees’ fees	3,255
Custodian fees	30,857
State registration fees	78,806
Printing and postage	19,474
Professional fees	44,118
Other	17,699
Total expenses	733,481
Less expense reductions	(543,086)
Net expenses	190,395
Net investment income	4,308,380
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(89,414)
Affiliated investments	823,702
Capital gain distributions received from unaffiliated investments	7,607
Capital gain distributions received from affiliated investments	1,685,711
2,427,606
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	345,141
Affiliated investments	327,989
673,130
Net realized and unrealized gain	3,100,736
Increase in net assets from operations	$7,409,116
31	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio		Multimanager 2060 Lifetime Portfolio
	Period ended 8-31-25[1]	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$253	$1,405,272	$1,121,009	$4,031,294	$4,244,595
Net realized gain	464	6,863,970	919,691	20,412,272	2,088,838
Change in net unrealized appreciation (depreciation)	24,188	6,596,000	13,221,148	14,940,637	47,393,212
Increase in net assets resulting from operations	24,905	14,865,242	15,261,848	39,384,203	53,726,645
Distributions to shareholders
From earnings
Class A	—	(49,623)	(21,987)	(367,459)	(342,405)
Class I	—	(3,086)	(5,131)	(927)	(3,243)
Class R2	—	(366)	(2,125)	(10,981)	(31,268)
Class R4	—	(2,458)	(2,142)	(595)	(2,240)
Class R5	—	(18,178)	(9,316)	(102,647)	(83,480)
Class R6	—	(318,343)	(184,387)	(1,304,923)	(1,021,807)
Class 1	—	(3,333,743)	(2,292,529)	(7,714,226)	(7,765,378)
Total distributions	—	(3,725,797)	(2,517,617)	(9,501,758)	(9,249,821)
Portfolio share transactions
From portfolio share transactions	640,527	28,059,690	25,338,905	6,447,607	15,977,219
Total increase	665,432	39,199,135	38,083,136	36,330,052	60,454,043
Net assets
Beginning of period	—	95,517,173	57,434,037	301,842,719	241,388,676
End of period	$665,432	$134,716,308	$95,517,173	$338,172,771	$301,842,719

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	32

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2055 Lifetime Portfolio		Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$5,514,811	$6,063,204	$7,674,913	$9,006,086	$13,368,189	$15,001,686
Net realized gain	29,693,479	3,491,857	46,153,403	5,521,299	76,603,884	11,027,575
Change in net unrealized appreciation (depreciation)	17,722,054	67,052,910	21,722,354	99,435,723	17,095,940	141,855,944
Increase in net assets resulting from operations	52,930,344	76,607,971	75,550,670	113,963,108	107,068,013	167,885,205
Distributions to shareholders
From earnings
Class A	(1,009,231)	(919,674)	(2,466,425)	(2,278,120)	(4,857,362)	(4,538,034)
Class I	(1,348)	(10,642)	(4,915)	(10,457)	(19,747)	(18,531)
Class R2	(24,127)	(31,608)	(95,056)	(106,965)	(183,516)	(189,269)
Class R4	(1,673)	(1,466)	(679)	(30,520)	(13,146)	(10,773)
Class R5	(183,613)	(138,330)	(179,841)	(126,454)	(216,463)	(181,401)
Class R6	(1,673,547)	(1,317,516)	(2,179,171)	(1,763,101)	(2,583,802)	(2,258,363)
Class 1	(10,281,837)	(9,752,951)	(13,759,027)	(13,749,098)	(22,071,604)	(21,938,361)
Total distributions	(13,175,376)	(12,172,187)	(18,685,114)	(18,064,715)	(29,945,640)	(29,134,732)
Portfolio share transactions
From portfolio share transactions	(9,033,380)	(2,291,568)	(20,501,655)	(37,880,590)	(51,675,584)	(78,300,495)
Total increase	30,721,588	62,144,216	36,363,901	58,017,803	25,446,789	60,449,978
Net assets
Beginning of period	423,216,348	361,072,132	613,448,803	555,431,000	922,601,132	862,151,154
End of period	$453,937,936	$423,216,348	$649,812,704	$613,448,803	$948,047,921	$922,601,132
33	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2040 Lifetime Portfolio		Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$16,238,670	$17,907,067	$22,381,843	$24,018,255	$27,565,374	$30,642,238
Net realized gain (loss)	75,685,763	4,025,325	75,747,174	24,575	73,732,495	(4,356,715)
Change in net unrealized appreciation (depreciation)	10,249,048	142,954,104	8,253,344	155,057,937	(4,730,192)	148,879,510
Increase in net assets resulting from operations	102,173,481	164,886,496	106,382,361	179,100,767	96,567,677	175,165,033
Distributions to shareholders
From earnings
Class A	(5,051,257)	(4,620,789)	(5,322,560)	(4,865,115)	(5,796,821)	(6,308,326)
Class I	(24,902)	(19,928)	(1,041)	(6,715)	(37,631)	(45,127)
Class R2	(159,338)	(149,852)	(234,624)	(222,698)	(196,632)	(265,757)
Class R4	(6,253)	(16,588)	(7,299)	(5,861)	(7,070)	(30,063)
Class R5	(233,070)	(206,516)	(259,381)	(240,087)	(307,601)	(309,429)
Class R6	(2,143,661)	(2,025,696)	(2,562,624)	(2,289,379)	(2,666,619)	(2,685,925)
Class 1	(20,549,730)	(20,672,149)	(22,387,667)	(21,930,521)	(22,398,840)	(25,822,991)
Total distributions	(28,168,211)	(27,711,518)	(30,775,196)	(29,560,376)	(31,411,214)	(35,467,618)
Portfolio share transactions
From portfolio share transactions	(68,384,321)	(94,196,832)	(68,274,375)	(111,670,254)	(149,002,176)	(149,866,950)
Total increase (decrease)	5,620,949	42,978,146	7,332,790	37,870,137	(83,845,713)	(10,169,535)
Net assets
Beginning of period	954,562,948	911,584,802	1,100,536,141	1,062,666,004	1,161,361,648	1,171,531,183
End of period	$960,183,897	$954,562,948	$1,107,868,931	$1,100,536,141	$1,077,515,935	$1,161,361,648
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	34

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2025 Lifetime Portfolio		Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$22,723,757	$26,994,688	$12,761,816	$15,226,167	$5,400,725	$6,021,440
Net realized gain (loss)	42,021,230	(1,731,759)	16,027,708	(4,078,578)	4,765,876	(1,400,625)
Change in net unrealized appreciation (depreciation)	(7,993,223)	90,877,504	(1,305,704)	44,630,088	746,535	14,985,385
Increase in net assets resulting from operations	56,751,764	116,140,433	27,483,820	55,777,677	10,913,136	19,606,200
Distributions to shareholders
From earnings
Class A	(5,826,049)	(6,502,792)	(4,986,778)	(5,105,759)	(2,566,506)	(2,601,798)
Class I	(62,593)	(81,049)	(9,409)	(18,855)	(4,829)	(5,784)
Class R2	(221,319)	(237,128)	(111,524)	(137,170)	(15,104)	(17,175)
Class R4	(18,882)	(17,372)	(1,416)	(13,658)	(710)	(663)
Class R5	(366,103)	(282,941)	(234,956)	(285,313)	(15,257)	(17,482)
Class R6	(2,141,190)	(2,269,596)	(883,823)	(968,276)	(408,506)	(376,746)
Class 1	(17,660,824)	(23,169,372)	(8,281,391)	(9,584,119)	(2,727,394)	(3,158,596)
Total distributions	(26,296,960)	(32,560,250)	(14,509,297)	(16,113,150)	(5,738,306)	(6,178,244)
Portfolio share transactions
From portfolio share transactions	(150,461,558)	(173,167,228)	(88,849,805)	(90,815,538)	(13,208,254)	(26,038,756)
Total decrease	(120,006,754)	(89,587,045)	(75,875,282)	(51,151,011)	(8,033,424)	(12,610,800)
Net assets
Beginning of period	832,264,138	921,851,183	438,531,059	489,682,070	162,881,127	175,491,927
End of period	$712,257,384	$832,264,138	$362,655,777	$438,531,059	$154,847,703	$162,881,127
35	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2010 Lifetime Portfolio
	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$4,308,380	$4,773,999
Net realized gain (loss)	2,427,606	(2,057,689)
Change in net unrealized appreciation (depreciation)	673,130	10,711,683
Increase in net assets resulting from operations	7,409,116	13,427,993
Distributions to shareholders
From earnings
Class A	(1,412,425)	(1,441,065)
Class I	(1,621)	(2,142)
Class R2	(9,448)	(4,889)
Class R4	—	(2,436)[2]
Class R5	(95,537)[3]	(40,981)
Class R6	(355,012)	(415,506)
Class 1	(2,714,691)	(3,014,709)
Total distributions	(4,588,734)	(4,921,728)
Portfolio share transactions
From portfolio share transactions	(16,208,177)	(15,950,041)
Total decrease	(13,387,795)	(7,443,776)
Net assets
Beginning of period	123,160,458	130,604,234
End of period	$109,772,663	$123,160,458

[2]	Class R4 shares were fully redeemed on April 8, 2024.
[3]	Class R5 shares were fully redeemed on January 2, 2025.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	36

Financial highlights
Multimanager 2070 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025[6]	10.00	—[7,8]	1.45	1.45	—	—	—	11.45	14.50[9]	84.41[10]	0.41[11]	0.03[8,11]	57	3
Class R6
08-31-2025[6]	10.00	0.02[8]	1.45	1.47	—	—	—	11.47	14.70[9]	84.00[10]	0.01[11]	0.43[8,11]	57	3
Class 1
08-31-2025[6]	10.00	0.02[8]	1.45	1.47	—	—	—	11.47	14.70[9]	84.05[10]	0.05[11]	0.46[8,11]	551	3

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Period from 4-24-25 (commencement of operations) to 8-31-25.
[7] Less than $0.005 per share.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and 0.05% for the period ended 8-31-25.
[9] Not annualized.
[10] Annualized. Certain expenses are presented unannualized.
[11] Annualized.
37	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	13.32	0.11[6]	1.53	1.64	(0.13)	(0.30)	(0.43)	14.53	12.67	0.82	0.41	0.82[6]	2,368	35
08-31-2024	11.37	0.10[6]	2.25	2.35	(0.16)	(0.24)	(0.40)	13.32	21.12	0.90	0.42	0.85[6]	1,441	23
08-31-2023	10.73	0.08[6]	0.98	1.06	(0.08)	(0.34)	(0.42)	11.37	10.36	1.11	0.42	0.77[6]	461	18
08-31-2022	13.58	0.10[6]	(2.53)	(2.43)	(0.10)	(0.32)	(0.42)	10.73	(18.51)	1.40	0.42	0.80[6]	190	52
08-31-2021[7]	10.00	0.06[6]	3.62	3.68	(0.05)	(0.05)	(0.10)	13.58	36.98[8]	5.26[9]	0.42[9]	0.51[6,9]	146	33
Class I
08-31-2025	13.35	0.18[6]	1.51	1.69	(0.17)	(0.30)	(0.47)	14.57	13.05	0.52	0.11	1.35[6]	78	35
08-31-2024	11.40	0.18[6]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.35	21.40	0.60	0.12	1.45[6]	161	23
08-31-2023	10.75	0.15[6]	0.95	1.10	(0.11)	(0.34)	(0.45)	11.40	10.79	0.81	0.12	1.40[6]	124	18
08-31-2022	13.61	0.15[6]	(2.55)	(2.40)	(0.14)	(0.32)	(0.46)	10.75	(18.29)	1.10	0.12	1.19[6]	54	52
08-31-2021[7]	10.00	0.13[6]	3.59	3.72	(0.06)	(0.05)	(0.11)	13.61	37.39[8]	4.96[9]	0.12[9]	1.13[6,9]	68	33
Class R2
08-31-2025	13.33	0.05[6]	1.60	1.65	(0.15)	(0.30)	(0.45)	14.53	12.66	0.77	0.37	0.34[6]	15	35
08-31-2024	11.38	0.16[6]	2.20	2.36	(0.17)	(0.24)	(0.41)	13.33	21.27	0.75	0.27	1.33[6]	76	23
08-31-2023	10.74	0.12[6]	0.96	1.08	(0.10)	(0.34)	(0.44)	11.38	10.55	0.95	0.26	1.14[6]	58	18
08-31-2022	13.59	0.13[6]	(2.54)	(2.41)	(0.12)	(0.32)	(0.44)	10.74	(18.36)	1.25	0.26	1.05[6]	54	52
08-31-2021[7]	10.00	0.11[6]	3.59	3.70	(0.06)	(0.05)	(0.11)	13.59	37.14[8]	5.11[9]	0.26[9]	0.98[6,9]	68	33
Class R4
08-31-2025	13.34	0.16[6]	1.53	1.69	(0.17)	(0.30)	(0.47)	14.56	13.04	0.67	0.16	1.20[6]	81	35
08-31-2024	11.39	0.18[6]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.34	21.38	0.74	0.16	1.49[6]	69	23
08-31-2023	10.75	0.14[6]	0.95	1.09	(0.11)	(0.34)	(0.45)	11.39	10.66	0.95	0.16	1.25[6]	57	18
08-31-2022	13.60	0.14[6]	(2.54)	(2.40)	(0.13)	(0.32)	(0.45)	10.75	(18.26)	1.25	0.16	1.15[6]	54	52
08-31-2021[7]	10.00	0.12[6]	3.59	3.71	(0.06)	(0.05)	(0.11)	13.60	37.28[8]	5.11[9]	0.16[9]	1.09[6,9]	68	33
Class R5
08-31-2025	13.36	0.16[6]	1.54	1.70	(0.18)	(0.30)	(0.48)	14.58	13.11	0.46	0.05	1.19[6]	766	35
08-31-2024	11.40	0.17[6]	2.23	2.40	(0.20)	(0.24)	(0.44)	13.36	21.56	0.53	0.05	1.40[6]	772	23
08-31-2023	10.76	0.13[6]	0.97	1.10	(0.12)	(0.34)	(0.46)	11.40	10.82	0.72	0.03	1.17[6]	192	18
08-31-2022	13.62	0.15[6]	(2.54)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.19)	1.00	0.01	1.21[6]	76	52
08-31-2021[7]	10.00	0.14[6]	3.59	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	1.23[6,9]	68	33
Class R6
08-31-2025	13.36	0.17[6]	1.54	1.71	(0.18)	(0.30)	(0.48)	14.59	13.24	0.41	0.01	1.29[6]	12,400	35
08-31-2024	11.41	0.18[6]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.36	21.51	0.49	0.01	1.50[6]	7,467	23
08-31-2023	10.76	0.12[6]	0.99	1.11	(0.12)	(0.34)	(0.46)	11.41	10.90	0.70	0.01	1.13[6]	3,987	18
08-31-2022	13.62	0.14[6]	(2.53)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.20)	1.00	0.01	1.16[6]	1,601	52
08-31-2021[7]	10.00	0.11[6]	3.62	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	0.98[6,9]	197	33
Class 1
08-31-2025	13.35	0.17[6]	1.53	1.70	(0.18)	(0.30)	(0.48)	14.57	13.13	0.45	0.05	1.26[6]	119,009	35
08-31-2024	11.40	0.18[6]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.35	21.48	0.54	0.05	1.50[6]	85,530	23
08-31-2023	10.76	0.14[6]	0.96	1.10	(0.12)	(0.34)	(0.46)	11.40	10.76	0.74	0.05	1.25[6]	52,555	18
08-31-2022	13.61	0.12[6]	(2.51)	(2.39)	(0.14)	(0.32)	(0.46)	10.76	(18.17)	1.04	0.05	1.05[6]	27,569	52
08-31-2021[7]	10.00	0.05[6]	3.67	3.72	(0.06)	(0.05)	(0.11)	13.61	37.41[8]	4.90[9]	0.05[9]	0.42[6,9]	10,959	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.01 per share and 0.06%, 0.07%, 0.06%, 0.08% and 0.11%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[7] Period from 9-23-20 (commencement of operations) to 8-31-21.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	38

Financial highlights continued
Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	13.87	0.13[6]	1.59	1.72	(0.14)	(0.25)	(0.39)	15.20	12.75	0.71	0.41	0.93[6]	14,901	37
08-31-2024	11.83	0.15[6]	2.29	2.44	(0.18)	(0.22)	(0.40)	13.87	21.08	0.72	0.42	1.19[6]	13,136	22
08-31-2023	12.21	0.11[6]	0.97	1.08	(0.09)	(1.37)	(1.46)	11.83	10.34	0.75	0.42	0.98[6]	10,101	14
08-31-2022	16.34	0.12[6]	(2.90)	(2.78)	(0.14)	(1.21)	(1.35)	12.21	(18.57)	0.73	0.42	0.88[6]	9,500	49
08-31-2021	13.12	0.10[6]	3.63	3.73	(0.12)	(0.39)	(0.51)	16.34	29.07	0.71	0.42	0.69[6]	12,113	19
Class I
08-31-2025	13.94	0.11[6]	1.65	1.76	(0.18)	(0.25)	(0.43)	15.27	13.01	0.41	0.11	0.75[6]	61	37
08-31-2024	11.88	0.12[6]	2.37	2.49	(0.21)	(0.22)	(0.43)	13.94	21.50	0.42	0.12	0.96[6]	84	22
08-31-2023	12.26	0.16[6]	0.96	1.12	(0.13)	(1.37)	(1.50)	11.88	10.69	0.45	0.12	1.35[6]	47	14
08-31-2022	16.39	0.18[6]	(2.91)	(2.73)	(0.18)	(1.22)	(1.40)	12.26	(18.26)	0.43	0.12	1.23[6]	48	49
08-31-2021	13.16	0.16[6]	3.62	3.78	(0.16)	(0.39)	(0.55)	16.39	29.38	0.41	0.11	1.10[6]	66	19
Class R2
08-31-2025	13.86	0.10[6]	1.61	1.71	(0.13)	(0.25)	(0.38)	15.19	12.66	0.80	0.50	0.70[6]	472	37
08-31-2024	11.83	0.14[6]	2.28	2.42	(0.17)	(0.22)	(0.39)	13.86	20.90	0.81	0.51	1.13[6]	1,211	22
08-31-2023	12.20	0.10[6]	0.98	1.08	(0.08)	(1.37)	(1.45)	11.83	10.32	0.83	0.50	0.83[6]	915	14
08-31-2022	16.33	0.10[6]	(2.89)	(2.79)	(0.12)	(1.22)	(1.34)	12.20	(18.65)	0.83	0.51	0.71[6]	706	49
08-31-2021	13.12	0.10[6]	3.63	3.73	(0.13)	(0.39)	(0.52)	16.33	29.02	0.78	0.49	0.65[6]	646	19
Class R4
08-31-2025	13.92	0.10[6]	1.65	1.75	(0.18)	(0.25)	(0.43)	15.24	12.90	0.61	0.21	0.71[6]	22	37
08-31-2024	11.87	0.19[6]	2.29	2.48	(0.21)	(0.22)	(0.43)	13.92	21.36	0.59	0.18	1.48[6]	74	22
08-31-2023	12.24	0.15[6]	0.96	1.11	(0.11)	(1.37)	(1.48)	11.87	10.60	0.62	0.19	1.26[6]	64	14
08-31-2022	16.37	0.17[6]	(2.91)	(2.74)	(0.17)	(1.22)	(1.39)	12.24	(18.36)	0.62	0.21	1.16[6]	72	49
08-31-2021	13.14	0.14[6]	3.63	3.77	(0.15)	(0.39)	(0.54)	16.37	29.37	0.58	0.18	0.96[6]	152	19
Class R5
08-31-2025	13.92	0.21[6]	1.57	1.78	(0.19)	(0.25)	(0.44)	15.26	13.17	0.35	0.06	1.51[6]	2,663	37
08-31-2024	11.87	0.18[6]	2.31	2.49	(0.22)	(0.22)	(0.44)	13.92	21.50	0.36	0.06	1.42[6]	3,630	22
08-31-2023	12.26	0.12[6]	0.99	1.11	(0.13)	(1.37)	(1.50)	11.87	10.67	0.39	0.06	1.04[6]	2,835	14
08-31-2022	16.39	0.17[6]	(2.89)	(2.72)	(0.19)	(1.22)	(1.41)	12.26	(18.21)	0.37	0.06	1.27[6]	1,261	49
08-31-2021	13.15	0.17[6]	3.62	3.79	(0.16)	(0.39)	(0.55)	16.39	29.53	0.36	0.06	1.17[6]	424	19
Class R6
08-31-2025	13.95	0.19[6]	1.59	1.78	(0.20)	(0.25)	(0.45)	15.28	13.12	0.30	0.01	1.31[6]	52,421	37
08-31-2024	11.89	0.20[6]	2.31	2.51	(0.23)	(0.22)	(0.45)	13.95	21.61	0.31	0.01	1.57[6]	37,896	22
08-31-2023	12.27	0.15[6]	0.98	1.13	(0.14)	(1.37)	(1.51)	11.89	10.81	0.34	0.01	1.28[6]	25,496	14
08-31-2022	16.41	0.17[6]	(2.89)	(2.72)	(0.20)	(1.22)	(1.42)	12.27	(18.21)	0.32	0.01	1.25[6]	16,811	49
08-31-2021	13.17	0.17[6]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.41	29.54	0.31	0.01	1.16[6]	10,594	19
Class 1
08-31-2025	13.94	0.19[6]	1.58	1.77	(0.19)	(0.25)	(0.44)	15.27	13.09	0.35	0.05	1.32[6]	267,634	37
08-31-2024	11.88	0.20[6]	2.30	2.50	(0.22)	(0.22)	(0.44)	13.94	21.58	0.36	0.05	1.59[6]	245,811	22
08-31-2023	12.26	0.15[6]	0.97	1.12	(0.13)	(1.37)	(1.50)	11.88	10.76	0.38	0.05	1.32[6]	201,931	14
08-31-2022	16.40	0.17[6]	(2.90)	(2.73)	(0.19)	(1.22)	(1.41)	12.26	(18.26)	0.36	0.05	1.21[6]	162,083	49
08-31-2021	13.16	0.17[6]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.40	29.52	0.35	0.05	1.12[6]	183,616	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.02 per share and 0.06%, 0.07%, 0.06%, 0.09% and 0.12%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
39	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	12.20	0.12[6]	1.38	1.50	(0.12)	(0.22)	(0.34)	13.36	12.65	0.69	0.41	0.94[6]	40,103	39
08-31-2024	10.37	0.13[6]	2.01	2.14	(0.15)	(0.16)	(0.31)	12.20	21.10	0.70	0.42	1.21[6]	36,204	22
08-31-2023	10.79	0.10[6]	0.84	0.94	(0.07)	(1.29)	(1.36)	10.37	10.28	0.71	0.42	0.96[6]	30,960	16
08-31-2022	14.51	0.11[6]	(2.56)	(2.45)	(0.12)	(1.15)	(1.27)	10.79	(18.54)	0.69	0.42	0.87[6]	29,003	48
08-31-2021	11.72	0.09[6]	3.21	3.30	(0.10)	(0.41)	(0.51)	14.51	28.87	0.66	0.42	0.71[6]	38,649	20
Class I
08-31-2025	12.25	0.13[6]	1.41	1.54	(0.16)	(0.22)	(0.38)	13.41	12.92	0.40	0.11	1.10[6]	62	39
08-31-2024	10.41	0.12[6]	2.06	2.18	(0.18)	(0.16)	(0.34)	12.25	21.45	0.40	0.12	1.05[6]	47	22
08-31-2023	10.83	0.13[6]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.63	0.41	0.11	1.30[6]	79	16
08-31-2022	14.56	0.15[6]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.83	(18.29)	0.39	0.12	1.17[6]	101	48
08-31-2021	11.75	0.13[6]	3.22	3.35	(0.13)	(0.41)	(0.54)	14.56	29.27	0.36	0.11	0.95[6]	135	20
Class R2
08-31-2025	12.18	0.10[6]	1.39	1.49	(0.11)	(0.22)	(0.33)	13.34	12.57	0.79	0.51	0.77[6]	935	39
08-31-2024	10.36	0.11[6]	2.02	2.13	(0.15)	(0.16)	(0.31)	12.18	20.92	0.78	0.50	0.99[6]	1,575	22
08-31-2023	10.78	0.09[6]	0.84	0.93	(0.06)	(1.29)	(1.35)	10.36	10.18	0.80	0.51	0.87[6]	1,041	16
08-31-2022	14.50	0.10[6]	(2.56)	(2.46)	(0.11)	(1.15)	(1.26)	10.78	(18.61)	0.78	0.51	0.78[6]	936	48
08-31-2021	11.71	0.10[6]	3.19	3.29	(0.09)	(0.41)	(0.50)	14.50	28.79	0.75	0.51	0.78[6]	1,054	20
Class R4
08-31-2025	12.24	0.15[6]	1.40	1.55	(0.16)	(0.22)	(0.38)	13.41	12.98	0.54	0.16	1.20[6]	61	39
08-31-2024	10.41	0.16[6]	2.01	2.17	(0.18)	(0.16)	(0.34)	12.24	21.33	0.54	0.16	1.48[6]	54	22
08-31-2023	10.83	0.13[6]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.56	0.56	0.16	1.29[6]	44	16
08-31-2022	14.55	0.15[6]	(2.58)	(2.43)	(0.14)	(1.15)	(1.29)	10.83	(18.27)	0.53	0.16	1.19[6]	44	48
08-31-2021	11.74	0.14[6]	3.20	3.34	(0.12)	(0.41)	(0.53)	14.55	29.19	0.50	0.16	1.05[6]	59	20
Class R5
08-31-2025	12.26	0.20[6]	1.37	1.57	(0.17)	(0.22)	(0.39)	13.44	13.14	0.34	0.06	1.64[6]	4,298	39
08-31-2024	10.42	0.17[6]	2.02	2.19	(0.19)	(0.16)	(0.35)	12.26	21.49	0.34	0.05	1.50[6]	5,637	22
08-31-2023	10.85	0.12[6]	0.85	0.97	(0.11)	(1.29)	(1.40)	10.42	10.59	0.35	0.06	1.19[6]	4,522	16
08-31-2022	14.58	0.16[6]	(2.57)	(2.41)	(0.17)	(1.15)	(1.32)	10.85	(18.21)	0.33	0.06	1.32[6]	2,940	48
08-31-2021	11.76	0.16[6]	3.21	3.37	(0.14)	(0.41)	(0.55)	14.58	29.41	0.30	0.06	1.17[6]	1,337	20
Class R6
08-31-2025	12.26	0.17[6]	1.40	1.57	(0.17)	(0.22)	(0.39)	13.44	13.20	0.29	0.01	1.33[6]	63,850	39
08-31-2024	10.42	0.18[6]	2.02	2.20	(0.20)	(0.16)	(0.36)	12.26	21.55	0.29	0.01	1.60[6]	48,945	22
08-31-2023	10.85	0.13[6]	0.84	0.97	(0.11)	(1.29)	(1.40)	10.42	10.66	0.30	0.01	1.29[6]	38,922	16
08-31-2022	14.58	0.16[6]	(2.56)	(2.40)	(0.18)	(1.15)	(1.33)	10.85	(18.17)	0.28	0.01	1.27[6]	31,635	48
08-31-2021	11.76	0.15[6]	3.23	3.38	(0.15)	(0.41)	(0.56)	14.58	29.47	0.25	0.01	1.11[6]	25,449	20
Class 1
08-31-2025	12.25	0.17[6]	1.39	1.56	(0.17)	(0.22)	(0.39)	13.42	13.08	0.33	0.05	1.33[6]	344,628	39
08-31-2024	10.42	0.18[6]	2.00	2.18	(0.19)	(0.16)	(0.35)	12.25	21.41	0.33	0.05	1.59[6]	330,755	22
08-31-2023	10.84	0.14[6]	0.84	0.98	(0.11)	(1.29)	(1.40)	10.42	10.72	0.35	0.05	1.33[6]	285,504	16
08-31-2022	14.57	0.15[6]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.84	(18.22)	0.32	0.05	1.22[6]	246,611	48
08-31-2021	11.75	0.15[6]	3.22	3.37	(0.14)	(0.41)	(0.55)	14.57	29.44	0.29	0.05	1.14[6]	292,979	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.02 per share and 0.06%, 0.06%, 0.05%, 0.08% and 0.11%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	40

Financial highlights continued
Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	12.60	0.12[6]	1.44	1.56	(0.12)	(0.23)	(0.35)	13.81	12.73	0.68	0.41	0.93[6]	95,682	40
08-31-2024	10.71	0.14[6]	2.07	2.21	(0.16)	(0.16)	(0.32)	12.60	21.02	0.68	0.42	1.21[6]	88,202	19
08-31-2023	11.48	0.10[6]	0.87	0.97	(0.08)	(1.66)	(1.74)	10.71	10.35	0.69	0.42	0.96[6]	77,455	17
08-31-2022	15.43	0.12[6]	(2.73)	(2.61)	(0.12)	(1.22)	(1.34)	11.48	(18.56)	0.66	0.42	0.88[6]	74,589	48
08-31-2021	12.51	0.10[6]	3.42	3.52	(0.12)	(0.48)	(0.60)	15.43	28.92	0.63	0.42	0.75[6]	99,779	19
Class I
08-31-2025	12.65	0.14[6]	1.46	1.60	(0.16)	(0.23)	(0.39)	13.86	13.00	0.38	0.11	1.12[6]	192	40
08-31-2024	10.75	0.10[6]	2.15	2.25	(0.19)	(0.16)	(0.35)	12.65	21.37	0.38	0.12	0.84[6]	163	19
08-31-2023	11.52	0.14[6]	0.86	1.00	(0.11)	(1.66)	(1.77)	10.75	10.69	0.39	0.12	1.28[6]	151	17
08-31-2022	15.48	0.18[6]	(2.75)	(2.57)	(0.17)	(1.22)	(1.39)	11.52	(18.31)	0.36	0.12	1.32[6]	134	48
08-31-2021	12.55	0.09[6]	3.48	3.57	(0.16)	(0.48)	(0.64)	15.48	29.32	0.33	0.11	0.64[6]	187	19
Class R2
08-31-2025	12.59	0.11[6]	1.43	1.54	(0.11)	(0.23)	(0.34)	13.79	12.56	0.77	0.50	0.88[6]	3,510	40
08-31-2024	10.70	0.12[6]	2.08	2.20	(0.15)	(0.16)	(0.31)	12.59	20.94	0.76	0.50	1.10[6]	4,351	19
08-31-2023	11.47	0.09[6]	0.87	0.96	(0.07)	(1.66)	(1.73)	10.70	10.23	0.78	0.50	0.87[6]	3,853	17
08-31-2022	15.42	0.10[6]	(2.72)	(2.62)	(0.11)	(1.22)	(1.33)	11.47	(18.64)	0.75	0.51	0.75[6]	3,904	48
08-31-2021	12.51	0.10[6]	3.41	3.51	(0.12)	(0.48)	(0.60)	15.42	28.78	0.72	0.51	0.71[6]	5,393	19
Class R4
08-31-2025	12.61	0.14[6]	1.44	1.58	(0.14)	(0.23)	(0.37)	13.82	12.89	0.62	0.25	1.04[6]	29	40
08-31-2024	10.72	0.23[6]	1.99	2.22	(0.17)	(0.16)	(0.33)	12.61	21.18	0.62	0.25	2.09[6]	22	19
08-31-2023	11.50	0.12[6]	0.86	0.98	(0.10)	(1.66)	(1.76)	10.72	10.45	0.63	0.26	1.12[6]	1,607	17
08-31-2022	15.45	0.14[6]	(2.72)	(2.58)	(0.15)	(1.22)	(1.37)	11.50	(18.39)	0.60	0.26	1.05[6]	1,333	48
08-31-2021	12.52	0.14[6]	3.41	3.55	(0.14)	(0.48)	(0.62)	15.45	29.16	0.57	0.26	0.96[6]	1,476	19
Class R5
08-31-2025	12.66	0.21[6]	1.41	1.62	(0.17)	(0.23)	(0.40)	13.88	13.14	0.32	0.06	1.65[6]	3,944	40
08-31-2024	10.76	0.16[6]	2.09	2.25	(0.19)	(0.16)	(0.35)	12.66	21.42	0.32	0.06	1.44[6]	5,569	19
08-31-2023	11.54	0.12[6]	0.88	1.00	(0.12)	(1.66)	(1.78)	10.76	10.67	0.33	0.06	1.11[6]	4,682	17
08-31-2022	15.49	0.16[6]	(2.71)	(2.55)	(0.18)	(1.22)	(1.40)	11.54	(18.19)	0.30	0.06	1.25[6]	2,499	48
08-31-2021	12.55	0.21[6]	3.37	3.58	(0.16)	(0.48)	(0.64)	15.49	29.36	0.27	0.06	1.47[6]	863	19
Class R6
08-31-2025	12.67	0.16[6]	1.46	1.62	(0.17)	(0.23)	(0.40)	13.89	13.18	0.27	0.01	1.28[6]	86,058	40
08-31-2024	10.76	0.18[6]	2.09	2.27	(0.20)	(0.16)	(0.36)	12.67	21.57	0.27	0.01	1.58[6]	65,371	19
08-31-2023	11.54	0.14[6]	0.87	1.01	(0.13)	(1.66)	(1.79)	10.76	10.73	0.28	0.01	1.30[6]	57,496	17
08-31-2022	15.50	0.17[6]	(2.73)	(2.56)	(0.18)	(1.22)	(1.40)	11.54	(18.20)	0.25	0.01	1.26[6]	46,800	48
08-31-2021	12.56	0.16[6]	3.43	3.59	(0.17)	(0.48)	(0.65)	15.50	29.40	0.22	0.01	1.14[6]	43,703	19
Class 1
08-31-2025	12.64	0.17[6]	1.44	1.61	(0.17)	(0.23)	(0.40)	13.85	13.09	0.32	0.05	1.32[6]	460,397	40
08-31-2024	10.74	0.18[6]	2.08	2.26	(0.20)	(0.16)	(0.36)	12.64	21.47	0.32	0.05	1.61[6]	449,771	19
08-31-2023	11.52	0.14[6]	0.86	1.00	(0.12)	(1.66)	(1.78)	10.74	10.69	0.33	0.05	1.32[6]	410,188	17
08-31-2022	15.48	0.16[6]	(2.72)	(2.56)	(0.18)	(1.22)	(1.40)	11.52	(18.26)	0.30	0.05	1.22[6]	369,001	48
08-31-2021	12.54	0.16[6]	3.42	3.58	(0.16)	(0.48)	(0.64)	15.48	29.40	0.26	0.05	1.13[6]	459,795	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.02 per share and 0.05%, 0.05%, 0.04%, 0.07% and 0.10%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
41	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	10.65	0.12[6]	1.13	1.25	(0.13)	(0.19)	(0.32)	11.58	12.12	0.68	0.41	1.15[6]	174,086	37
08-31-2024	9.11	0.13[6]	1.70	1.83	(0.15)	(0.14)	(0.29)	10.65	20.53	0.68	0.42	1.39[6]	160,620	16
08-31-2023	10.28	0.10[6]	0.68	0.78	(0.08)	(1.87)	(1.95)	9.11	9.96	0.68	0.42	1.07[6]	143,191	17
08-31-2022	13.72	0.11[6]	(2.42)	(2.31)	(0.11)	(1.02)	(1.13)	10.28	(18.42)	0.65	0.42	0.93[6]	137,181	47
08-31-2021	11.22	0.10[6]	3.05	3.15	(0.12)	(0.53)	(0.65)	13.72	28.93	0.61	0.42	0.78[6]	180,069	18
Class I
08-31-2025	10.77	0.15[6]	1.15	1.30	(0.17)	(0.19)	(0.36)	11.71	12.41	0.39	0.11	1.39[6]	721	37
08-31-2024	9.21	0.14[6]	1.74	1.88	(0.18)	(0.14)	(0.32)	10.77	20.86	0.38	0.12	1.40[6]	610	16
08-31-2023	10.37	0.12[6]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.21	10.37	0.38	0.12	1.28[6]	401	17
08-31-2022	13.84	0.14[6]	(2.44)	(2.30)	(0.15)	(1.02)	(1.17)	10.37	(18.23)	0.35	0.12	1.14[6]	309	47
08-31-2021	11.31	0.13[6]	3.08	3.21	(0.15)	(0.53)	(0.68)	13.84	29.28	0.31	0.12	1.02[6]	268	18
Class R2
08-31-2025	10.71	0.12[6]	1.14	1.26	(0.13)	(0.19)	(0.32)	11.65	12.05	0.78	0.51	1.06[6]	6,873	37
08-31-2024	9.16	0.12[6]	1.71	1.83	(0.14)	(0.14)	(0.28)	10.71	20.43	0.77	0.50	1.26[6]	7,303	16
08-31-2023	10.33	0.09[6]	0.68	0.77	(0.07)	(1.87)	(1.94)	9.16	9.78	0.77	0.51	0.98[6]	6,258	17
08-31-2022	13.78	0.10[6]	(2.43)	(2.33)	(0.10)	(1.02)	(1.12)	10.33	(18.48)	0.74	0.51	0.82[6]	5,709	47
08-31-2021	11.27	0.10[6]	3.05	3.15	(0.11)	(0.53)	(0.64)	13.78	28.81	0.71	0.51	0.77[6]	7,060	18
Class R4
08-31-2025	10.70	0.14[6]	1.14	1.28	(0.15)	(0.19)	(0.34)	11.64	12.34	0.63	0.25	1.31[6]	475	37
08-31-2024	9.15	0.14[6]	1.72	1.86	(0.17)	(0.14)	(0.31)	10.70	20.60	0.62	0.25	1.49[6]	419	16
08-31-2023	10.32	0.11[6]	0.69	0.80	(0.10)	(1.87)	(1.97)	9.15	10.23	0.62	0.26	1.19[6]	308	17
08-31-2022	13.78	0.13[6]	(2.44)	(2.31)	(0.13)	(1.02)	(1.15)	10.32	(18.35)	0.59	0.26	1.05[6]	245	47
08-31-2021	11.26	0.12[6]	3.06	3.18	(0.13)	(0.53)	(0.66)	13.78	29.17	0.56	0.26	0.92[6]	262	18
Class R5
08-31-2025	10.81	0.19[6]	1.13	1.32	(0.17)	(0.19)	(0.36)	11.77	12.61	0.33	0.06	1.70[6]	5,424	37
08-31-2024	9.25	0.17[6]	1.71	1.88	(0.18)	(0.14)	(0.32)	10.81	20.84	0.32	0.06	1.71[6]	6,205	16
08-31-2023	10.41	0.12[6]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.25	10.41	0.32	0.06	1.32[6]	5,846	17
08-31-2022	13.88	0.17[6]	(2.46)	(2.29)	(0.16)	(1.02)	(1.18)	10.41	(18.12)	0.29	0.06	1.42[6]	4,843	47
08-31-2021	11.34	0.16[6]	3.06	3.22	(0.15)	(0.53)	(0.68)	13.88	29.36	0.26	0.06	1.23[6]	3,009	18
Class R6
08-31-2025	10.77	0.17[6]	1.15	1.32	(0.18)	(0.19)	(0.37)	11.72	12.62	0.28	0.01	1.55[6]	87,252	37
08-31-2024	9.21	0.17[6]	1.72	1.89	(0.19)	(0.14)	(0.33)	10.77	20.98	0.27	0.01	1.76[6]	74,077	16
08-31-2023	10.38	0.13[6]	0.70	0.83	(0.13)	(1.87)	(2.00)	9.21	10.38	0.27	0.01	1.45[6]	72,695	17
08-31-2022	13.85	0.16[6]	(2.43)	(2.27)	(0.17)	(1.03)	(1.20)	10.38	(18.12)	0.24	0.01	1.35[6]	61,640	47
08-31-2021	11.31	0.15[6]	3.08	3.23	(0.16)	(0.53)	(0.69)	13.85	29.50	0.21	0.01	1.20[6]	60,389	18
Class 1
08-31-2025	10.79	0.17[6]	1.13	1.30	(0.17)	(0.19)	(0.36)	11.73	12.46	0.32	0.05	1.54[6]	673,217	37
08-31-2024	9.22	0.17[6]	1.72	1.89	(0.18)	(0.14)	(0.32)	10.79	21.03	0.31	0.05	1.76[6]	673,367	16
08-31-2023	10.39	0.13[6]	0.69	0.82	(0.12)	(1.87)	(1.99)	9.22	10.32	0.32	0.05	1.44[6]	633,452	17
08-31-2022	13.86	0.15[6]	(2.44)	(2.29)	(0.16)	(1.02)	(1.18)	10.39	(18.14)	0.28	0.05	1.28[6]	601,581	47
08-31-2021	11.32	0.15[6]	3.07	3.22	(0.15)	(0.53)	(0.68)	13.86	29.42	0.25	0.05	1.16[6]	765,559	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.02 per share and 0.05%, 0.06%, 0.06%, 0.09% and 0.12%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	42

Financial highlights continued
Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	10.74	0.16[6]	1.02	1.18	(0.17)	(0.13)	(0.30)	11.62	11.28	0.69	0.41	1.44[6]	195,908	35
08-31-2024	9.25	0.16[6]	1.60	1.76	(0.19)	(0.08)	(0.27)	10.74	19.37	0.69	0.42	1.63[6]	183,622	17
08-31-2023	10.41	0.12[6]	0.59	0.71	(0.09)	(1.78)	(1.87)	9.25	8.87	0.69	0.42	1.29[6]	164,166	19
08-31-2022	13.88	0.13[6]	(2.43)	(2.30)	(0.12)	(1.05)	(1.17)	10.41	(18.12)	0.66	0.42	1.09[6]	160,083	49
08-31-2021	11.50	0.11[6]	2.95	3.06	(0.12)	(0.56)	(0.68)	13.88	27.48	0.62	0.42	0.85[6]	210,327	21
Class I
08-31-2025	10.86	0.18[6]	1.04	1.22	(0.20)	(0.13)	(0.33)	11.75	11.57	0.39	0.11	1.65[6]	1,045	35
08-31-2024	9.35	0.17[6]	1.64	1.81	(0.22)	(0.08)	(0.30)	10.86	19.71	0.39	0.12	1.72[6]	814	17
08-31-2023	10.51	0.15[6]	0.59	0.74	(0.12)	(1.78)	(1.90)	9.35	9.18	0.39	0.12	1.60[6]	533	19
08-31-2022	14.00	0.21[6]	(2.49)	(2.28)	(0.16)	(1.05)	(1.21)	10.51	(17.86)	0.36	0.11	1.67[6]	616	49
08-31-2021	11.58	0.13[6]	3.00	3.13	(0.15)	(0.56)	(0.71)	14.00	27.96	0.32	0.11	1.04[6]	1,468	21
Class R2
08-31-2025	10.78	0.15[6]	1.03	1.18	(0.16)	(0.13)	(0.29)	11.67	11.14	0.78	0.51	1.40[6]	5,943	35
08-31-2024	9.29	0.15[6]	1.60	1.75	(0.18)	(0.08)	(0.26)	10.78	19.19	0.77	0.50	1.52[6]	6,668	17
08-31-2023	10.44	0.11[6]	0.60	0.71	(0.08)	(1.78)	(1.86)	9.29	8.84	0.78	0.50	1.19[6]	5,250	19
08-31-2022	13.92	0.12[6]	(2.44)	(2.32)	(0.11)	(1.05)	(1.16)	10.44	(18.21)	0.75	0.51	1.00[6]	5,170	49
08-31-2021	11.53	0.10[6]	2.96	3.06	(0.11)	(0.56)	(0.67)	13.92	27.42	0.72	0.51	0.78[6]	7,442	21
Class R4
08-31-2025	10.76	0.17[6]	1.03	1.20	(0.19)	(0.13)	(0.32)	11.64	11.44	0.62	0.25	1.56[6]	260	35
08-31-2024	9.27	0.22[6]	1.55	1.77	(0.20)	(0.08)	(0.28)	10.76	19.51	0.62	0.25	2.26[6]	242	17
08-31-2023	10.43	0.13[6]	0.60	0.73	(0.11)	(1.78)	(1.89)	9.27	9.07	0.63	0.25	1.43[6]	497	19
08-31-2022	13.90	0.15[6]	(2.42)	(2.27)	(0.15)	(1.05)	(1.20)	10.43	(17.96)	0.60	0.26	1.24[6]	381	49
08-31-2021	11.51	0.13[6]	2.96	3.09	(0.14)	(0.56)	(0.70)	13.90	27.71	0.57	0.26	1.02[6]	387	21
Class R5
08-31-2025	10.88	0.26[6]	0.97	1.23	(0.21)	(0.13)	(0.34)	11.77	11.62	0.33	0.05	2.35[6]	3,936	35
08-31-2024	9.37	0.20[6]	1.61	1.81	(0.22)	(0.08)	(0.30)	10.88	19.74	0.32	0.06	1.98[6]	7,585	17
08-31-2023	10.53	0.15[6]	0.60	0.75	(0.13)	(1.78)	(1.91)	9.37	9.24	0.33	0.06	1.56[6]	6,431	19
08-31-2022	14.02	0.17[6]	(2.42)	(2.25)	(0.18)	(1.06)	(1.24)	10.53	(17.78)	0.30	0.06	1.42[6]	4,902	49
08-31-2021	11.60	0.18[6]	2.96	3.14	(0.16)	(0.56)	(0.72)	14.02	27.97	0.27	0.06	1.34[6]	2,404	21
Class R6
08-31-2025	10.84	0.20[6]	1.03	1.23	(0.21)	(0.13)	(0.34)	11.73	11.72	0.28	0.01	1.83[6]	76,743	35
08-31-2024	9.33	0.20[6]	1.62	1.82	(0.23)	(0.08)	(0.31)	10.84	19.88	0.27	0.01	2.01[6]	69,886	17
08-31-2023	10.50	0.16[6]	0.59	0.75	(0.14)	(1.78)	(1.92)	9.33	9.22	0.28	0.01	1.69[6]	77,694	19
08-31-2022	13.98	0.18[6]	(2.43)	(2.25)	(0.18)	(1.05)	(1.23)	10.50	(17.72)	0.25	0.01	1.52[6]	65,036	49
08-31-2021	11.57	0.16[6]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.98	28.02	0.22	0.01	1.24[6]	70,130	21
Class 1
08-31-2025	10.85	0.20[6]	1.04	1.24	(0.21)	(0.13)	(0.34)	11.75	11.75	0.32	0.05	1.82[6]	676,349	35
08-31-2024	9.35	0.20[6]	1.60	1.80	(0.22)	(0.08)	(0.30)	10.85	19.68	0.32	0.05	2.02[6]	685,746	17
08-31-2023	10.51	0.16[6]	0.59	0.75	(0.13)	(1.78)	(1.91)	9.35	9.28	0.32	0.05	1.66[6]	657,016	19
08-31-2022	13.99	0.18[6]	(2.44)	(2.26)	(0.17)	(1.05)	(1.22)	10.51	(17.74)	0.29	0.05	1.44[6]	632,481	49
08-31-2021	11.58	0.16[6]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.99	27.93	0.26	0.05	1.24[6]	812,243	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, less than $0.005, $0.01 and $0.01 per share and 0.04%, 0.05%, 0.04%, 0.08% and 0.11%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
43	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	10.42	0.19[6]	0.85	1.04	(0.19)	(0.08)	(0.27)	11.19	10.26	0.69	0.41	1.78[6]	217,749	34
08-31-2024	9.07	0.18[6]	1.41	1.59	(0.21)	(0.03)	(0.24)	10.42	17.78	0.69	0.42	1.93[6]	209,464	16
08-31-2023	10.13	0.14[6]	0.47	0.61	(0.10)	(1.57)	(1.67)	9.07	7.67	0.70	0.42	1.55[6]	191,072	20
08-31-2022	13.46	0.15[6]	(2.27)	(2.12)	(0.16)	(1.05)	(1.21)	10.13	(17.39)	0.67	0.42	1.28[6]	187,557	49
08-31-2021	11.39	0.13[6]	2.63	2.76	(0.12)	(0.57)	(0.69)	13.46	25.10	0.63	0.42	1.01[6]	243,658	26
Class I
08-31-2025	10.49	0.18[6]	0.88	1.06	(0.22)	(0.08)	(0.30)	11.25	10.42	0.39	0.11	1.73[6]	49	34
08-31-2024	9.12	0.16[6]	1.47	1.63	(0.23)	(0.03)	(0.26)	10.49	18.23	0.39	0.12	1.62[6]	40	16
08-31-2023	10.19	0.16[6]	0.47	0.63	(0.13)	(1.57)	(1.70)	9.12	7.89	0.40	0.12	1.75[6]	96	20
08-31-2022	13.54	0.24[6]	(2.34)	(2.10)	(0.20)	(1.05)	(1.25)	10.19	(17.19)	0.37	0.12	2.10[6]	119	49
08-31-2021	11.45	0.09[6]	2.73	2.82	(0.16)	(0.57)	(0.73)	13.54	25.53	0.33	0.11	0.76[6]	100	26
Class R2
08-31-2025	10.49	0.18[6]	0.85	1.03	(0.18)	(0.08)	(0.26)	11.26	10.09	0.78	0.50	1.68[6]	10,537	34
08-31-2024	9.12	0.17[6]	1.43	1.60	(0.20)	(0.03)	(0.23)	10.49	17.80	0.78	0.51	1.82[6]	10,553	16
08-31-2023	10.18	0.13[6]	0.46	0.59	(0.08)	(1.57)	(1.65)	9.12	7.49	0.78	0.50	1.43[6]	9,315	20
08-31-2022	13.53	0.14[6]	(2.29)	(2.15)	(0.15)	(1.05)	(1.20)	10.18	(17.52)	0.76	0.51	1.15[6]	8,291	49
08-31-2021	11.44	0.13[6]	2.65	2.78	(0.12)	(0.57)	(0.69)	13.53	25.09	0.72	0.51	1.01[6]	10,905	26
Class R4
08-31-2025	10.51	0.21[6]	0.85	1.06	(0.21)	(0.08)	(0.29)	11.28	10.40	0.59	0.21	2.00[6]	186	34
08-31-2024	9.14	0.20[6]	1.42	1.62	(0.22)	(0.03)	(0.25)	10.51	18.09	0.59	0.22	2.09[6]	259	16
08-31-2023	10.20	0.16[6]	0.46	0.62	(0.11)	(1.57)	(1.68)	9.14	7.80	0.59	0.21	1.73[6]	205	20
08-31-2022	13.54	0.16[6]	(2.27)	(2.11)	(0.18)	(1.05)	(1.23)	10.20	(17.22)	0.56	0.21	1.42[6]	171	49
08-31-2021	11.45	0.15[6]	2.65	2.80	(0.14)	(0.57)	(0.71)	13.54	25.33	0.56	0.24	1.16[6]	128	26
Class R5
08-31-2025	10.54	0.30[6]	0.79	1.09	(0.23)	(0.08)	(0.31)	11.32	10.63	0.34	0.06	2.81[6]	3,393	34
08-31-2024	9.17	0.21[6]	1.43	1.64	(0.24)	(0.03)	(0.27)	10.54	18.20	0.33	0.06	2.22[6]	10,173	16
08-31-2023	10.23	0.17[6]	0.47	0.64	(0.13)	(1.57)	(1.70)	9.17	8.05	0.34	0.06	1.80[6]	10,092	20
08-31-2022	13.59	0.17[6]	(2.28)	(2.11)	(0.20)	(1.05)	(1.25)	10.23	(17.15)	0.31	0.06	1.50[6]	7,777	49
08-31-2021	11.48	0.18[6]	2.66	2.84	(0.16)	(0.57)	(0.73)	13.59	25.64	0.28	0.06	1.45[6]	4,223	26
Class R6
08-31-2025	10.53	0.23[6]	0.86	1.09	(0.23)	(0.08)	(0.31)	11.31	10.69	0.29	0.01	2.18[6]	105,826	34
08-31-2024	9.16	0.22[6]	1.42	1.64	(0.24)	(0.03)	(0.27)	10.53	18.27	0.28	0.01	2.33[6]	83,135	16
08-31-2023	10.22	0.18[6]	0.47	0.65	(0.14)	(1.57)	(1.71)	9.16	8.11	0.29	0.01	1.93[6]	89,702	20
08-31-2022	13.58	0.20[6]	(2.30)	(2.10)	(0.21)	(1.05)	(1.26)	10.22	(17.11)	0.26	0.01	1.71[6]	74,714	49
08-31-2021	11.47	0.18[6]	2.67	2.85	(0.17)	(0.57)	(0.74)	13.58	25.73	0.23	0.01	1.40[6]	80,488	26
Class 1
08-31-2025	10.55	0.23[6]	0.86	1.09	(0.23)	(0.08)	(0.31)	11.33	10.53	0.33	0.05	2.17[6]	770,128	34
08-31-2024	9.17	0.22[6]	1.43	1.65	(0.24)	(0.03)	(0.27)	10.55	18.32	0.33	0.05	2.31[6]	786,911	16
08-31-2023	10.23	0.18[6]	0.46	0.64	(0.13)	(1.57)	(1.70)	9.17	8.06	0.33	0.05	1.92[6]	762,184	20
08-31-2022	13.59	0.19[6]	(2.29)	(2.10)	(0.21)	(1.05)	(1.26)	10.23	(17.14)	0.30	0.05	1.62[6]	750,728	49
08-31-2021	11.48	0.17[6]	2.67	2.84	(0.16)	(0.57)	(0.73)	13.59	25.65	0.27	0.05	1.39[6]	967,161	26

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.03%, 0.03%, 0.02%, 0.04% and 0.08%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	44

Financial highlights continued
Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	10.07	0.22[6]	0.69	0.91	(0.23)	(0.03)	(0.26)	10.72	9.24	0.70	0.41	2.22[6]	230,369	29
08-31-2024	8.92	0.22[6]	1.18	1.40	(0.24)	(0.01)	(0.25)	10.07	16.02	0.70	0.42	2.35[6]	235,401	17
08-31-2023	9.84	0.17[6]	0.35	0.52	(0.12)	(1.32)	(1.44)	8.92	6.56	0.70	0.42	1.91[6]	225,786	22
08-31-2022	12.84	0.18[6]	(2.09)	(1.91)	(0.18)	(0.91)	(1.09)	9.84	(16.34)	0.67	0.42	1.60[6]	223,543	46
08-31-2021	11.10	0.14[6]	2.26	2.40	(0.14)	(0.52)	(0.66)	12.84	22.37	0.64	0.42	1.21[6]	290,842	30
Class I
08-31-2025	10.05	0.26[6]	0.66	0.92	(0.25)	(0.03)	(0.28)	10.69	9.48	0.40	0.11	2.62[6]	1,361	29
08-31-2024	8.89	0.24[6]	1.20	1.44	(0.27)	(0.01)	(0.28)	10.05	16.51	0.40	0.12	2.59[6]	1,370	17
08-31-2023	9.82	0.21[6]	0.33	0.54	(0.15)	(1.32)	(1.47)	8.89	6.84	0.40	0.11	2.37[6]	1,422	22
08-31-2022	12.82	0.19[6]	(2.07)	(1.88)	(0.21)	(0.91)	(1.12)	9.82	(16.11)	0.37	0.12	1.71[6]	1,804	46
08-31-2021	11.07	0.19[6]	2.25	2.44	(0.17)	(0.52)	(0.69)	12.82	22.84	0.34	0.12	1.59[6]	1,754	30
Class R2
08-31-2025	9.96	0.21[6]	0.68	0.89	(0.22)	(0.03)	(0.25)	10.60	9.15	0.79	0.50	2.10[6]	9,086	29
08-31-2024	8.82	0.21[6]	1.18	1.39	(0.24)	(0.01)	(0.25)	9.96	15.99	0.79	0.50	2.27[6]	9,429	17
08-31-2023	9.75	0.16[6]	0.34	0.50	(0.11)	(1.32)	(1.43)	8.82	6.40	0.79	0.50	1.80[6]	9,418	22
08-31-2022	12.73	0.17[6]	(2.07)	(1.90)	(0.17)	(0.91)	(1.08)	9.75	(16.40)	0.76	0.50	1.50[6]	8,911	46
08-31-2021	11.01	0.14[6]	2.23	2.37	(0.13)	(0.52)	(0.65)	12.73	22.29	0.73	0.51	1.13[6]	12,297	30
Class R4
08-31-2025	10.00	0.24[6]	0.67	0.91	(0.24)	(0.03)	(0.27)	10.64	9.38	0.64	0.25	2.36[6]	292	29
08-31-2024	8.86	0.27[6]	1.14	1.41	(0.26)	(0.01)	(0.27)	10.00	16.19	0.64	0.25	3.01[6]	259	17
08-31-2023	9.78	0.18[6]	0.35	0.53	(0.13)	(1.32)	(1.45)	8.86	6.82	0.65	0.26	2.06[6]	916	22
08-31-2022	12.78	0.20[6]	(2.09)	(1.89)	(0.20)	(0.91)	(1.11)	9.78	(16.27)	0.62	0.26	1.75[6]	767	46
08-31-2021	11.04	0.16[6]	2.26	2.42	(0.16)	(0.52)	(0.68)	12.78	22.67	0.58	0.26	1.36[6]	845	30
Class R5
08-31-2025	10.03	0.31[6]	0.62	0.93	(0.26)	(0.03)	(0.29)	10.67	9.57	0.34	0.06	3.10[6]	5,256	29
08-31-2024	8.88	0.24[6]	1.20	1.44	(0.28)	(0.01)	(0.29)	10.03	16.48	0.34	0.06	2.64[6]	11,534	17
08-31-2023	9.81	0.19[6]	0.35	0.54	(0.15)	(1.32)	(1.47)	8.88	6.94	0.35	0.06	2.18[6]	10,747	22
08-31-2022	12.81	0.21[6]	(2.08)	(1.87)	(0.22)	(0.91)	(1.13)	9.81	(16.07)	0.32	0.06	1.92[6]	8,677	46
08-31-2021	11.06	0.20[6]	2.25	2.45	(0.18)	(0.52)	(0.70)	12.81	22.92	0.28	0.06	1.66[6]	6,770	30
Class R6
08-31-2025	10.03	0.27[6]	0.67	0.94	(0.27)	(0.03)	(0.30)	10.67	9.62	0.29	0.01	2.67[6]	90,307	29
08-31-2024	8.88	0.25[6]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.03	16.54	0.29	0.01	2.73[6]	88,335	17
08-31-2023	9.81	0.20[6]	0.35	0.55	(0.16)	(1.32)	(1.48)	8.88	6.99	0.30	0.01	2.29[6]	98,309	22
08-31-2022	12.81	0.23[6]	(2.09)	(1.86)	(0.23)	(0.91)	(1.14)	9.81	(16.03)	0.27	0.01	2.02[6]	85,111	46
08-31-2021	11.06	0.19[6]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.81	22.98	0.23	0.01	1.59[6]	89,308	30
Class 1
08-31-2025	10.04	0.26[6]	0.67	0.93	(0.26)	(0.03)	(0.29)	10.68	9.57	0.34	0.05	2.61[6]	740,844	29
08-31-2024	8.89	0.25[6]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.04	16.48	0.33	0.05	2.72[6]	815,034	17
08-31-2023	9.82	0.20[6]	0.34	0.54	(0.15)	(1.32)	(1.47)	8.89	7.05	0.34	0.05	2.29[6]	824,933	22
08-31-2022	12.82	0.22[6]	(2.09)	(1.87)	(0.22)	(0.91)	(1.13)	9.82	(16.13)	0.31	0.05	1.95[6]	851,307	46
08-31-2021	11.07	0.19[6]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.82	22.91	0.27	0.05	1.60[6]	1,081,454	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.03%, 0.04%, 0.02%, 0.04% and 0.09%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
45	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	9.44	0.26[6]	0.47	0.73	(0.27)	(0.02)	(0.29)	9.88	8.05	0.73	0.41	2.74[6]	180,324	26
08-31-2024	8.55	0.25[6]	0.94	1.19	(0.30)	—[7]	(0.30)	9.44	14.15	0.73	0.42	2.79[6]	193,107	17
08-31-2023	9.42	0.20[6]	0.21	0.41	(0.15)	(1.13)	(1.28)	8.55	5.43	0.72	0.42	2.32[6]	195,706	20
08-31-2022	12.17	0.21[6]	(1.83)	(1.62)	(0.20)	(0.93)	(1.13)	9.42	(14.73)	0.69	0.42	1.97[6]	207,424	45
08-31-2021	10.79	0.17[6]	1.88	2.05	(0.16)	(0.51)	(0.67)	12.17	19.63	0.66	0.42	1.49[6]	270,307	30
Class I
08-31-2025	9.40	0.28[6]	0.47	0.75	(0.30)	(0.02)	(0.32)	9.83	8.30	0.43	0.11	2.97[6]	2,673	26
08-31-2024	8.51	0.27[6]	0.94	1.21	(0.32)	—[7]	(0.32)	9.40	14.54	0.43	0.12	3.08[6]	1,889	17
08-31-2023	9.39	0.23[6]	0.20	0.43	(0.18)	(1.13)	(1.31)	8.51	5.70	0.42	0.12	2.70[6]	1,623	20
08-31-2022	12.13	0.24[6]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.39	(14.43)	0.39	0.12	2.26[6]	1,856	45
08-31-2021	10.76	0.22[6]	1.85	2.07	(0.19)	(0.51)	(0.70)	12.13	19.90	0.36	0.12	1.90[6]	2,701	30
Class R2
08-31-2025	9.34	0.25[6]	0.47	0.72	(0.27)	(0.02)	(0.29)	9.77	7.93	0.82	0.50	2.68[6]	6,586	26
08-31-2024	8.47	0.24[6]	0.92	1.16	(0.29)	—[7]	(0.29)	9.34	13.95	0.82	0.51	2.71[6]	8,105	17
08-31-2023	9.34	0.19[6]	0.21	0.40	(0.14)	(1.13)	(1.27)	8.47	5.37	0.81	0.51	2.22[6]	7,929	20
08-31-2022	12.07	0.20[6]	(1.81)	(1.61)	(0.19)	(0.93)	(1.12)	9.34	(14.77)	0.79	0.51	1.87[6]	8,960	45
08-31-2021	10.71	0.17[6]	1.85	2.02	(0.15)	(0.51)	(0.66)	12.07	19.51	0.72	0.48	1.46[6]	13,021	30
Class R4
08-31-2025	9.40	0.27[6]	0.48	0.75	(0.29)	(0.02)	(0.31)	9.84	8.25	0.67	0.26	2.86[6]	620	26
08-31-2024	8.52	0.25[6]	0.94	1.19	(0.31)	—[7]	(0.31)	9.40	14.25	0.66	0.25	2.89[6]	577	17
08-31-2023	9.39	0.21[6]	0.22	0.43	(0.17)	(1.13)	(1.30)	8.52	5.65	0.67	0.26	2.50[6]	697	20
08-31-2022	12.13	0.22[6]	(1.81)	(1.59)	(0.22)	(0.93)	(1.15)	9.39	(14.56)	0.63	0.26	2.08[6]	670	45
08-31-2021	10.76	0.19[6]	1.86	2.05	(0.17)	(0.51)	(0.68)	12.13	19.76	0.59	0.25	1.65[6]	698	30
Class R5
08-31-2025	9.39	0.31[6]	0.45	0.76	(0.31)	(0.02)	(0.33)	9.82	8.48	0.37	0.05	3.27[6]	7,971	26
08-31-2024	8.50	0.27[6]	0.95	1.22	(0.33)	—[7]	(0.33)	9.39	14.50	0.36	0.05	3.10[6]	9,001	17
08-31-2023	9.38	0.22[6]	0.22	0.44	(0.19)	(1.13)	(1.32)	8.50	5.78	0.37	0.06	2.53[6]	9,373	20
08-31-2022	12.12	0.24[6]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.33	0.06	2.28[6]	7,409	45
08-31-2021	10.75	0.23[6]	1.84	2.07	(0.19)	(0.51)	(0.70)	12.12	19.98	0.30	0.06	1.98[6]	4,855	30
Class R6
08-31-2025	9.38	0.29[6]	0.47	0.76	(0.31)	(0.02)	(0.33)	9.81	8.43	0.32	0.01	3.14[6]	64,120	26
08-31-2024	8.50	0.28[6]	0.93	1.21	(0.33)	—[7]	(0.33)	9.38	14.70	0.31	0.01	3.17[6]	62,136	17
08-31-2023	9.37	0.23[6]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.50	5.84	0.32	0.01	2.71[6]	69,535	20
08-31-2022	12.11	0.26[6]	(1.82)	(1.56)	(0.25)	(0.93)	(1.18)	9.37	(14.36)	0.28	0.01	2.41[6]	63,101	45
08-31-2021	10.74	0.21[6]	1.87	2.08	(0.20)	(0.51)	(0.71)	12.11	20.06	0.25	0.01	1.89[6]	70,692	30
Class 1
08-31-2025	9.39	0.29[6]	0.47	0.76	(0.31)	(0.02)	(0.33)	9.82	8.38	0.36	0.05	3.13[6]	449,964	26
08-31-2024	8.51	0.28[6]	0.93	1.21	(0.33)	—[7]	(0.33)	9.39	14.50	0.36	0.05	3.18[6]	557,449	17
08-31-2023	9.38	0.23[6]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.51	5.91	0.36	0.05	2.71[6]	636,988	20
08-31-2022	12.12	0.25[6]	(1.82)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.32	0.05	2.34[6]	731,490	45
08-31-2021	10.75	0.21[6]	1.86	2.07	(0.19)	(0.51)	(0.70)	12.12	19.99	0.29	0.05	1.87[6]	989,063	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.02%, 0.03%, 0.02%, 0.04% and 0.08%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[7] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	46

Financial highlights continued
Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	8.53	0.26[6]	0.35	0.61	(0.26)	(0.02)	(0.28)	8.86	7.47	0.76	0.41	3.02[6]	143,126	21
08-31-2024	7.80	0.25[6]	0.74	0.99	(0.26)	—[7]	(0.26)	8.53	12.92	0.76	0.42	3.10[6]	157,367	19
08-31-2023	8.51	0.21[6]	0.13	0.34	(0.22)	(0.83)	(1.05)	7.80	4.76	0.75	0.42	2.67[6]	161,772	19
08-31-2022	10.90	0.22[6]	(1.49)	(1.27)	(0.22)	(0.90)	(1.12)	8.51	(13.07)	0.72	0.42	2.32[6]	176,088	38
08-31-2021	10.06	0.19[6]	1.39	1.58	(0.18)	(0.56)	(0.74)	10.90	16.29	0.69	0.42	1.79[6]	234,516	29
Class I
08-31-2025	8.56	0.29[6]	0.35	0.64	(0.29)	(0.02)	(0.31)	8.89	7.77	0.46	0.11	3.41[6]	250	21
08-31-2024	7.81	0.26[6]	0.77	1.03	(0.28)	—[7]	(0.28)	8.56	13.48	0.46	0.12	3.33[6]	286	19
08-31-2023	8.53	0.22[6]	0.13	0.35	(0.24)	(0.83)	(1.07)	7.81	4.97	0.46	0.12	2.77[6]	921	19
08-31-2022	10.92	0.29[6]	(1.53)	(1.24)	(0.25)	(0.90)	(1.15)	8.53	(12.78)	0.42	0.12	2.98[6]	344	38
08-31-2021	10.08	0.21[6]	1.39	1.60	(0.20)	(0.56)	(0.76)	10.92	16.57	0.39	0.12	2.04[6]	446	29
Class R2
08-31-2025	8.48	0.25[6]	0.35	0.60	(0.26)	(0.02)	(0.28)	8.80	7.43	0.86	0.51	2.96[6]	2,787	21
08-31-2024	7.74	0.24[6]	0.75	0.99	(0.25)	—[7]	(0.25)	8.48	12.92	0.83	0.49	2.97[6]	5,136	19
08-31-2023	8.46	0.20[6]	0.12	0.32	(0.21)	(0.83)	(1.04)	7.74	4.54	0.85	0.51	2.60[6]	4,220	19
08-31-2022	10.84	0.21[6]	(1.48)	(1.27)	(0.21)	(0.90)	(1.11)	8.46	(13.13)	0.81	0.50	2.22[6]	5,397	38
08-31-2021	10.01	0.19[6]	1.37	1.56	(0.17)	(0.56)	(0.73)	10.84	16.20	0.73	0.45	1.86[6]	6,093	29
Class R4
08-31-2025	8.48	0.26[6]	0.37	0.63	(0.28)	(0.02)	(0.30)	8.81	7.57	0.70	0.25	3.10[6]	41	21
08-31-2024	7.75	0.29[6]	0.71	1.00	(0.27)	—[7]	(0.27)	8.48	13.18	0.70	0.26	3.68[6]	73	19
08-31-2023	8.46	0.22[6]	0.13	0.35	(0.23)	(0.83)	(1.06)	7.75	4.97	0.70	0.26	2.81[6]	342	19
08-31-2022	10.85	0.28[6]	(1.53)	(1.25)	(0.24)	(0.90)	(1.14)	8.46	(12.99)	0.66	0.26	2.80[6]	263	38
08-31-2021	10.01	0.21[6]	1.38	1.59	(0.19)	(0.56)	(0.75)	10.85	16.55	0.63	0.25	2.04[6]	599	29
Class R5
08-31-2025	8.53	0.34[6]	0.30	0.64	(0.29)	(0.02)	(0.31)	8.86	7.86	0.40	0.05	3.95[6]	2,930	21
08-31-2024	7.79	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.53	13.45	0.40	0.06	3.52[6]	7,088	19
08-31-2023	8.51	0.24[6]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.79	5.06	0.39	0.05	3.02[6]	7,670	19
08-31-2022	10.90	0.26[6]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.51	(12.75)	0.36	0.06	2.71[6]	7,380	38
08-31-2021	10.06	0.23[6]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.68	0.33	0.06	2.23[6]	8,917	29
Class R6
08-31-2025	8.51	0.29[6]	0.35	0.64	(0.30)	(0.02)	(0.32)	8.83	7.82	0.35	0.01	3.43[6]	21,544	21
08-31-2024	7.77	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.51	13.55	0.35	0.01	3.54[6]	23,423	19
08-31-2023	8.49	0.24[6]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.77	5.13	0.35	0.01	3.09[6]	31,413	19
08-31-2022	10.88	0.26[6]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.49	(12.73)	0.31	0.01	2.73[6]	29,900	38
08-31-2021	10.04	0.23[6]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.88	16.77	0.29	0.01	2.24[6]	33,944	29
Class 1
08-31-2025	8.53	0.29[6]	0.34	0.63	(0.29)	(0.02)	(0.31)	8.85	7.75	0.40	0.05	3.40[6]	191,978	21
08-31-2024	7.79	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.53	13.47	0.39	0.05	3.48[6]	245,159	19
08-31-2023	8.50	0.24[6]	0.13	0.37	(0.25)	(0.83)	(1.08)	7.79	5.20	0.39	0.05	3.06[6]	283,344	19
08-31-2022	10.90	0.26[6]	(1.50)	(1.24)	(0.26)	(0.90)	(1.16)	8.50	(12.84)	0.35	0.05	2.69[6]	330,749	38
08-31-2021	10.06	0.23[6]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.69	0.33	0.05	2.19[6]	471,564	29

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.03%, 0.03%, 0.02%, 0.04% and 0.07%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[7] Less than $0.005 per share.
47	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	7.85	0.25[6]	0.29	0.54	(0.26)	(0.01)	(0.27)	8.12	7.15	0.84	0.41	3.25[6]	74,535	22
08-31-2024	7.24	0.25[6]	0.61	0.86	(0.25)	—[7]	(0.25)	7.85	12.15	0.85	0.42	3.34[6]	77,344	19
08-31-2023	7.84	0.21[6]	0.09	0.30	(0.22)	(0.68)	(0.90)	7.24	4.55	0.83	0.42	2.93[6]	77,802	17
08-31-2022	9.73	0.22[6]	(1.27)	(1.05)	(0.22)	(0.62)	(0.84)	7.84	(11.87)	0.78	0.42	2.56[6]	85,355	36
08-31-2021	9.15	0.19[6]	1.08	1.27	(0.18)	(0.51)	(0.69)	9.73	14.43	0.75	0.42	2.00[6]	109,061	27
Class I
08-31-2025	7.85	0.28[6]	0.28	0.56	(0.28)	(0.01)	(0.29)	8.12	7.47	0.54	0.11	3.60[6]	115	22
08-31-2024	7.24	0.26[6]	0.62	0.88	(0.27)	—[7]	(0.27)	7.85	12.47	0.55	0.12	3.50[6]	149	19
08-31-2023	7.84	0.23[6]	0.10	0.33	(0.25)	(0.68)	(0.93)	7.24	4.92	0.53	0.11	3.13[6]	703	17
08-31-2022	9.74	0.24[6]	(1.29)	(1.05)	(0.24)	(0.61)	(0.85)	7.84	(11.69)	0.48	0.12	2.81[6]	1,399	36
08-31-2021	9.16	0.22[6]	1.07	1.29	(0.20)	(0.51)	(0.71)	9.74	14.73	0.45	0.12	2.31[6]	863	27
Class R2
08-31-2025	7.79	0.24[6]	0.28	0.52	(0.25)	(0.01)	(0.26)	8.05	6.98	0.93	0.50	3.15[6]	530	22
08-31-2024	7.18	0.24[6]	0.62	0.86	(0.25)	—[7]	(0.25)	7.79	12.16	0.94	0.51	3.28[6]	469	19
08-31-2023	7.78	0.21[6]	0.08	0.29	(0.21)	(0.68)	(0.89)	7.18	4.47	0.92	0.51	2.88[6]	493	17
08-31-2022	9.67	0.20[6]	(1.26)	(1.06)	(0.21)	(0.62)	(0.83)	7.78	(12.03)	0.87	0.51	2.19[6]	621	36
08-31-2021	9.09	0.19[6]	1.07	1.26	(0.17)	(0.51)	(0.68)	9.67	14.45	0.80	0.46	2.00[6]	2,331	27
Class R4
08-31-2025	7.87	0.28[6]	0.28	0.56	(0.28)	(0.01)	(0.29)	8.14	7.45	0.69	0.16	3.52[6]	20	22
08-31-2024	7.25	0.27[6]	0.62	0.89	(0.27)	—[7]	(0.27)	7.87	12.58	0.69	0.15	3.61[6]	19	19
08-31-2023	7.85	0.24[6]	0.08	0.32	(0.24)	(0.68)	(0.92)	7.25	4.79	0.67	0.16	3.23[6]	18	17
08-31-2022	9.75	0.25[6]	(1.28)	(1.03)	(0.25)	(0.62)	(0.87)	7.85	(11.65)	0.63	0.16	2.85[6]	8	36
08-31-2021	9.12	0.21[6]	1.12	1.33	(0.19)	(0.51)	(0.70)	9.75	15.27	0.67	0.23	2.21[6]	10	27
Class R5
08-31-2025	7.84	0.34[6]	0.23	0.57	(0.29)	(0.01)	(0.30)	8.11	7.41	0.48	0.05	4.34[6]	56	22
08-31-2024	7.23	0.27[6]	0.62	0.89	(0.28)	—[7]	(0.28)	7.84	12.55	0.49	0.06	3.64[6]	530	19
08-31-2023	7.83	0.24[6]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.23	4.98	0.47	0.06	3.27[6]	487	17
08-31-2022	9.73	0.24[6]	(1.27)	(1.03)	(0.25)	(0.62)	(0.87)	7.83	(11.66)	0.42	0.06	2.82[6]	516	36
08-31-2021	9.15	0.22[6]	1.08	1.30	(0.21)	(0.51)	(0.72)	9.73	14.80	0.40	0.06	2.29[6]	262	27
Class R6
08-31-2025	7.86	0.28[6]	0.29	0.57	(0.29)	(0.01)	(0.30)	8.13	7.58	0.44	0.01	3.66[6]	10,188	22
08-31-2024	7.24	0.28[6]	0.62	0.90	(0.28)	—[7]	(0.28)	7.86	12.73	0.44	0.01	3.80[6]	7,816	19
08-31-2023	7.85	0.24[6]	0.08	0.32	(0.25)	(0.68)	(0.93)	7.24	4.89	0.42	0.01	3.35[6]	10,008	17
08-31-2022	9.74	0.26[6]	(1.28)	(1.02)	(0.25)	(0.62)	(0.87)	7.85	(11.49)	0.37	0.01	2.98[6]	9,685	36
08-31-2021	9.16	0.23[6]	1.07	1.30	(0.21)	(0.51)	(0.72)	9.74	14.86	0.35	0.01	2.43[6]	12,107	27
Class 1
08-31-2025	7.85	0.28[6]	0.29	0.57	(0.29)	(0.01)	(0.30)	8.12	7.55	0.48	0.05	3.61[6]	69,404	22
08-31-2024	7.24	0.27[6]	0.62	0.89	(0.28)	—[7]	(0.28)	7.85	12.55	0.48	0.05	3.72[6]	76,553	19
08-31-2023	7.84	0.24[6]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.24	4.98	0.47	0.05	3.30[6]	85,981	17
08-31-2022	9.73	0.26[6]	(1.29)	(1.03)	(0.25)	(0.61)	(0.86)	7.84	(11.53)	0.42	0.05	2.94[6]	99,848	36
08-31-2021	9.16	0.22[6]	1.07	1.29	(0.21)	(0.51)	(0.72)	9.73	14.69	0.39	0.05	2.39[6]	138,822	27

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.02%, 0.03%, 0.02%, 0.04% and 0.07%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[7] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	48

Financial highlights continued
Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2025	7.89	0.28[6]	0.23	0.51	(0.29)	(0.01)	(0.30)	8.10	6.70	0.89	0.41	3.54[6]	37,541	23
08-31-2024	7.36	0.27[6]	0.54	0.81	(0.28)	—[7]	(0.28)	7.89	11.21	0.90	0.42	3.59[6]	39,158	24
08-31-2023	7.78	0.23[6]	0.07	0.30	(0.24)	(0.48)	(0.72)	7.36	4.37	0.88	0.42	3.18[6]	39,826	25
08-31-2022	9.41	0.24[6]	(1.16)	(0.92)	(0.22)	(0.49)	(0.71)	7.78	(10.62)	0.83	0.42	2.79[6]	42,560	39
08-31-2021	8.93	0.20[6]	0.89	1.09	(0.19)	(0.42)	(0.61)	9.41	12.62	0.80	0.42	2.16[6]	52,276	34
Class I
08-31-2025	7.90	0.30[6]	0.22	0.52	(0.31)	(0.01)	(0.32)	8.10	6.89	0.59	0.11	3.84[6]	42	23
08-31-2024	7.35	0.30[6]	0.55	0.85	(0.30)	—[7]	(0.30)	7.90	11.82	0.61	0.12	3.96[6]	40	24
08-31-2023	7.79	0.26[6]	0.04	0.30	(0.26)	(0.48)	(0.74)	7.35	4.45	0.57	0.11	3.49[6]	279	25
08-31-2022	9.41	0.26[6]	(1.14)	(0.88)	(0.25)	(0.49)	(0.74)	7.79	(10.24)	0.53	0.12	3.06[6]	515	39
08-31-2021	8.93	0.22[6]	0.89	1.11	(0.21)	(0.42)	(0.63)	9.41	12.93	0.50	0.12	2.46[6]	452	34
Class R2
08-31-2025	7.88	0.29[6]	0.21	0.50	(0.28)	(0.01)	(0.29)	8.09	6.61	0.98	0.50	3.72[6]	101	23
08-31-2024	7.34	0.24[6]	0.57	0.81	(0.27)	—[7]	(0.27)	7.88	11.28	0.97	0.49	3.22[6]	488	24
08-31-2023	7.77	0.23[6]	0.05	0.28	(0.23)	(0.48)	(0.71)	7.34	4.13	0.96	0.50	3.15[6]	132	25
08-31-2022	9.39	0.23[6]	(1.15)	(0.92)	(0.21)	(0.49)	(0.70)	7.77	(10.59)	0.91	0.50	2.71[6]	553	39
08-31-2021	8.91	0.19[6]	0.89	1.08	(0.18)	(0.42)	(0.60)	9.39	12.60	0.84	0.45	2.13[6]	568	34
Class R6
08-31-2025	7.91	0.31[6]	0.23	0.54	(0.32)	(0.01)	(0.33)	8.12	7.12	0.48	0.01	3.95[6]	8,666	23
08-31-2024	7.37	0.30[6]	0.55	0.85	(0.31)	—[7]	(0.31)	7.91	11.77	0.49	0.01	4.04[6]	8,675	24
08-31-2023	7.80	0.26[6]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.37	4.69	0.47	0.01	3.57[6]	10,420	25
08-31-2022	9.43	0.28[6]	(1.16)	(0.88)	(0.26)	(0.49)	(0.75)	7.80	(10.22)	0.42	0.01	3.21[6]	10,168	39
08-31-2021	8.94	0.23[6]	0.90	1.13	(0.22)	(0.42)	(0.64)	9.43	13.17	0.40	0.01	2.57[6]	10,913	34
Class 1
08-31-2025	7.91	0.31[6]	0.21	0.52	(0.31)	(0.01)	(0.32)	8.11	7.08	0.53	0.05	3.90[6]	63,423	23
08-31-2024	7.36	0.30[6]	0.55	0.85	(0.30)	—[7]	(0.30)	7.91	11.74	0.54	0.05	3.96[6]	73,487	24
08-31-2023	7.79	0.26[6]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.36	4.64	0.51	0.05	3.55[6]	78,429	25
08-31-2022	9.42	0.27[6]	(1.16)	(0.89)	(0.25)	(0.49)	(0.74)	7.79	(10.27)	0.46	0.05	3.17[6]	87,991	39
08-31-2021	8.94	0.23[6]	0.89	1.12	(0.22)	(0.42)	(0.64)	9.42	13.00	0.44	0.05	2.55[6]	113,965	34

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.03%, 0.03%, 0.03%, 0.05%, 0.08% and 0.09%, for the periods ended 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[7] Less than $0.005 per share.
49	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirteen of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Multimanager 2070 Lifetime Portfolio commenced operations on April 24, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	50

The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2070 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$620,808	$620,808	—	—
Unaffiliated investment companies	40,447	40,447	—	—
U.S. Government and Agency obligations	3,917	—	$3,917	—
Short-term investments	61,246	61,246	—	—
Total investments in securities	$726,418	$722,501	$3,917	—

Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$125,738,110	$125,738,110	—	—
Unaffiliated investment companies	8,199,912	8,199,912	—	—
Common stocks	1,544	202	$475	$867
U.S. Government and Agency obligations	760,287	—	760,287	—
Warrants	32	16	16	—
Rights	1	—	1	—
Short-term investments	5,027	5,027	—	—
Total investments in securities	$134,704,913	$133,943,267	$760,779	$867

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$315,681,534	$315,681,534	—	—
Unaffiliated investment companies	20,535,923	20,535,923	—	—
Common stocks	8,793	520	$1,187	$7,086
U.S. Government and Agency obligations	1,942,885	—	1,942,885	—
Warrants	82	40	42	—
Rights	4	—	4	—
Short-term investments	9,066	9,066	—	—
Total investments in securities	$338,178,287	$336,227,083	$1,944,118	$7,086

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$423,763,807	$423,763,807	—	—
Unaffiliated investment companies	27,526,683	27,526,683	—	—
Common stocks	15,271	707	$1,626	$12,938
U.S. Government and Agency obligations	2,610,424	—	2,610,424	—
Warrants	114	56	58	—
Rights	5	—	5	—
Short-term investments	1,735	1,735	—	—
Total investments in securities	$453,918,039	$451,292,988	$2,612,113	$12,938

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
51	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2050 Lifetime Portfolio (continued)
Affiliated investment companies	$606,571,693	$606,571,693	—	—
Unaffiliated investment companies	39,425,721	39,425,721	—	—
Common stocks	26,018	1,041	$2,423	$22,554
U.S. Government and Agency obligations	3,742,966	—	3,742,966	—
Warrants	166	82	84	—
Rights	7	—	7	—
Short-term investments	1,188	1,188	—	—
Total investments in securities	$649,767,759	$645,999,725	$3,745,480	$22,554

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$886,326,624	$886,326,624	—	—
Unaffiliated investment companies	54,115,556	54,115,556	—	—
Common stocks	42,969	1,516	$3,529	$37,924
U.S. Government and Agency obligations	7,477,697	—	7,477,697	—
Warrants	242	119	123	—
Rights	11	—	11	—
Short-term investments	1,192	1,192	—	—
Total investments in securities	$947,964,291	$940,445,007	$7,481,360	$37,924

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$898,321,701	$898,321,701	—	—
Unaffiliated investment companies	51,897,322	51,897,322	—	—
Common stocks	44,909	1,582	$3,643	$39,684
U.S. Government and Agency obligations	9,825,924	—	9,825,924	—
Warrants	252	124	128	—
Rights	11	—	11	—
Short-term investments	1,195	1,195	—	—
Total investments in securities	$960,091,314	$950,221,924	$9,829,706	$39,684

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,036,555,343	$1,036,555,343	—	—
Unaffiliated investment companies	54,996,466	54,996,466	—	—
Common stocks	47,240	1,632	$3,776	$41,832
U.S. Government and Agency obligations	16,151,431	—	16,151,431	—
Warrants	261	128	133	—
Rights	12	—	12	—
Short-term investments	1,195	1,195	—	—
Total investments in securities	$1,107,751,948	$1,091,554,764	$16,155,352	$41,832

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	52

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Affiliated investment companies	$1,001,915,052	$1,001,915,052	—	—
Unaffiliated investment companies	41,190,780	41,190,780	—	—
Common stocks	48,917	1,541	$3,610	$43,766
U.S. Government and Agency obligations	34,092,534	—	34,092,534	—
Warrants	246	121	125	—
Rights	11	—	11	—
Short-term investments	1,195	1,195	—	—
Total investments in securities	$1,077,248,735	$1,043,108,689	$34,096,280	$43,766

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$656,475,491	$656,475,491	—	—
Unaffiliated investment companies	23,098,874	23,098,874	—	—
Common stocks	34,496	839	$1,927	$31,730
U.S. Government and Agency obligations	32,446,302	—	32,446,302	—
Warrants	134	66	68	—
Rights	6	—	6	—
Short-term investments	1,192	1,192	—	—
Total investments in securities	$712,056,495	$679,576,462	$32,448,303	$31,730

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$331,148,216	$331,148,216	—	—
Unaffiliated investment companies	9,445,070	9,445,070	—	—
Common stocks	15,395	328	$743	$14,324
U.S. Government and Agency obligations	21,941,249	—	21,941,249	—
Warrants	53	26	27	—
Rights	2	—	2	—
Short-term investments	1,188	1,188	—	—
Total investments in securities	$362,551,173	$340,594,828	$21,942,021	$14,324

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$139,472,508	$139,472,508	—	—
Unaffiliated investment companies	3,785,981	3,785,981	—	—
Common stocks	4,641	91	$222	$4,328
U.S. Government and Agency obligations	11,557,007	—	11,557,007	—
Warrants	14	7	7	—
Rights	1	—	1	—
Short-term investments	1,257	1,257	—	—
Total investments in securities	$154,821,409	$143,259,844	$11,557,237	$4,328

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
53	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2010 Lifetime Portfolio (continued)
Affiliated investment companies	$97,525,208	$97,525,208	—	—
Unaffiliated investment companies	2,587,006	2,587,006	—	—
Common stocks	2,645	66	$189	$2,390
U.S. Government and Agency obligations	9,641,321	—	9,641,321	—
Warrants	10	5	5	—
Rights	—	—	—	—
Short-term investments	1,220	1,220	—	—
Total investments in securities	$109,757,410	$100,113,505	$9,641,515	$2,390
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2025 were as follows:
Portfolio	Commitment fee
Multimanager 2065 Lifetime Portfolio	$593
Multimanager 2060 Lifetime Portfolio	1,635
Multimanager 2055 Lifetime Portfolio	2,240
Multimanager 2050 Lifetime Portfolio	3,223
Multimanager 2045 Lifetime Portfolio	4,787
Multimanager 2040 Lifetime Portfolio	4,894
Multimanager 2035 Lifetime Portfolio	5,638
Multimanager 2030 Lifetime Portfolio	5,744
Multimanager 2025 Lifetime Portfolio	3,949
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	54

Portfolio	Commitment fee
Multimanager 2020 Lifetime Portfolio	$2,055
Multimanager 2015 Lifetime Portfolio	824
Multimanager 2010 Lifetime Portfolio	597
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.The Multimanager 2070 Lifetime Portfolio incurred offering costs of $96,939 which are amortized over the portfolio’s first year of operations. During the period ended August 31, 2025, $33,995 of offering costs were expensed and are included in Offering costs within the Statements of Operations. At August 31, 2025, $62,944 of unamortized offering costs are included in Deferred offering cost within the Statements of assets and liabilities.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2070 Lifetime Portfolio	$702,230	$24,305	$(117)	$24,188
Multimanager 2065 Lifetime Portfolio	116,967,819	17,978,248	(241,154)	17,737,094
Multimanager 2060 Lifetime Portfolio	286,441,839	52,484,897	(748,449)	51,736,448
Multimanager 2055 Lifetime Portfolio	382,183,924	72,738,231	(1,004,116)	71,734,115
Multimanager 2050 Lifetime Portfolio	544,775,136	106,472,217	(1,479,594)	104,992,623
Multimanager 2045 Lifetime Portfolio	769,209,188	181,740,818	(2,985,715)	178,755,103
Multimanager 2040 Lifetime Portfolio	794,142,326	169,741,446	(3,792,458)	165,948,988
Multimanager 2035 Lifetime Portfolio	942,324,882	170,637,305	(5,210,239)	165,427,066
Multimanager 2030 Lifetime Portfolio	938,948,725	146,466,879	(8,166,869)	138,300,010
Multimanager 2025 Lifetime Portfolio	655,053,198	63,973,059	(6,969,762)	57,003,297
Multimanager 2020 Lifetime Portfolio	343,226,364	25,589,336	(6,264,527)	19,324,809
Multimanager 2015 Lifetime Portfolio	148,815,791	9,030,080	(3,024,462)	6,005,618
Multimanager 2010 Lifetime Portfolio	107,975,794	3,282,159	(1,500,543)	1,781,616
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2025 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2065 Lifetime Portfolio	$1,795,017	$1,930,780	$3,725,797
Multimanager 2060 Lifetime Portfolio	5,256,940	4,244,818	9,501,758
Multimanager 2055 Lifetime Portfolio	7,426,764	5,748,612	13,175,376
Multimanager 2050 Lifetime Portfolio	10,438,891	8,246,223	18,685,114
Multimanager 2045 Lifetime Portfolio	19,739,287	10,206,353	29,945,640
Multimanager 2040 Lifetime Portfolio	22,044,303	6,123,908	28,168,211
Multimanager 2035 Lifetime Portfolio	28,464,854	2,310,342	30,775,196
Multimanager 2030 Lifetime Portfolio	31,411,214	—	31,411,214
Multimanager 2025 Lifetime Portfolio	26,296,960	—	26,296,960
Multimanager 2020 Lifetime Portfolio	14,509,297	—	14,509,297
Multimanager 2015 Lifetime Portfolio	5,738,306	—	5,738,306
Multimanager 2010 Lifetime Portfolio	4,588,734	—	4,588,734
The tax character of distributions for the year ended August 31, 2024 was as follows:
55	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2065 Lifetime Portfolio	$1,207,712	$1,309,905	$2,517,617
Multimanager 2060 Lifetime Portfolio	4,925,933	4,323,888	9,249,821
Multimanager 2055 Lifetime Portfolio	7,091,283	5,080,904	12,172,187
Multimanager 2050 Lifetime Portfolio	10,676,072	7,388,643	18,064,715
Multimanager 2045 Lifetime Portfolio	16,981,549	12,153,183	29,134,732
Multimanager 2040 Lifetime Portfolio	20,723,478	6,988,040	27,711,518
Multimanager 2035 Lifetime Portfolio	27,652,895	1,907,481	29,560,376
Multimanager 2030 Lifetime Portfolio	35,467,618	—	35,467,618
Multimanager 2025 Lifetime Portfolio	32,560,250	—	32,560,250
Multimanager 2020 Lifetime Portfolio	16,113,150	—	16,113,150
Multimanager 2015 Lifetime Portfolio	6,178,244	—	6,178,244
Multimanager 2010 Lifetime Portfolio	4,921,728	—	4,921,728
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager 2070 Lifetime Portfolio	$732	—
Multimanager 2065 Lifetime Portfolio	173,428	$4,669,249
Multimanager 2060 Lifetime Portfolio	443,788	13,810,280
Multimanager 2055 Lifetime Portfolio	517,229	20,862,568
Multimanager 2050 Lifetime Portfolio	602,794	33,332,276
Multimanager 2045 Lifetime Portfolio	2,668,444	62,555,078
Multimanager 2040 Lifetime Portfolio	4,827,758	60,046,365
Multimanager 2035 Lifetime Portfolio	7,993,813	60,808,272
Multimanager 2030 Lifetime Portfolio	10,924,984	48,964,838
Multimanager 2025 Lifetime Portfolio	10,055,082	26,307,149
Multimanager 2020 Lifetime Portfolio	5,891,882	6,709,615
Multimanager 2015 Lifetime Portfolio	2,729,110	3,661,026
Multimanager 2010 Lifetime Portfolio	2,233,338	972,459
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	56

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2025 for all portfolios except Multimanager 2070 Lifetime Portfolio which will expire on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2070 Lifetime Portfolio	0.58%
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2025, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2070 Lifetime Portfolio	$23,137	—	—	—	—	$23,148	$35,471	$81,756
Multimanager 2065 Lifetime Portfolio	7,318	$330	$125	$294	$2,327	38,573	402,156	451,123
Multimanager 2060 Lifetime Portfolio	40,654	177	1,495	106	8,360	131,565	742,156	924,513
Multimanager 2055 Lifetime Portfolio	104,189	149	2,559	157	12,989	154,621	919,929	1,194,593
Multimanager 2050 Lifetime Portfolio	241,563	490	9,429	66	11,793	198,428	1,172,044	1,633,813
Multimanager 2045 Lifetime Portfolio	444,523	1,772	17,402	1,157	15,138	212,938	1,774,900	2,467,830
Multimanager 2040 Lifetime Portfolio	504,508	2,520	15,837	625	13,445	192,326	1,805,514	2,534,775
Multimanager 2035 Lifetime Portfolio	584,945	166	27,217	736	15,155	248,112	2,129,118	3,005,449
Multimanager 2030 Lifetime Portfolio	656,739	3,630	24,056	770	19,730	254,523	2,165,121	3,124,569
Multimanager 2025 Lifetime Portfolio	579,548	6,275	22,071	1,865	26,652	187,889	1,531,246	2,355,546
Multimanager 2020 Lifetime Portfolio	510,824	938	11,560	150	15,059	77,499	744,841	1,360,871
Multimanager 2015 Lifetime Portfolio	321,522	533	1,966	82	857	44,039	306,884	675,883
Multimanager 2010 Lifetime Portfolio	180,112	203	940	—	3,086[1]	40,603	318,142	543,086

[1] Class R5 shares were fully redeemed on January 2, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:
57	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Net Annual Effective Rate
Multimanager 2070 Lifetime Portfolio	0.00%
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of each portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2025:
Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$73
Multimanager 2060 Lifetime Portfolio	35
Multimanager 2055 Lifetime Portfolio	56
Multimanager 2050 Lifetime Portfolio	25
Multimanager 2045 Lifetime Portfolio	426
Multimanager 2040 Lifetime Portfolio	229
Portfolio	Class R4
Multimanager 2035 Lifetime Portfolio	$262
Multimanager 2030 Lifetime Portfolio	268
Multimanager 2025 Lifetime Portfolio	593
Multimanager 2020 Lifetime Portfolio	43
Multimanager 2015 Lifetime Portfolio	18

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2025:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Multimanager 2065 Lifetime Portfolio	$3,811	$716	$3,095
Multimanager 2060 Lifetime Portfolio	7,968	1,296	6,672
Multimanager 2055 Lifetime Portfolio	4,787	817	3,970
Multimanager 2050 Lifetime Portfolio	11,155	1,502	9,653
Multimanager 2045 Lifetime Portfolio	9,686	1,660	8,026
Multimanager 2040 Lifetime Portfolio	16,572	2,907	13,665
Multimanager 2035 Lifetime Portfolio	19,837	3,514	16,323
Multimanager 2030 Lifetime Portfolio	19,917	3,465	16,452
Multimanager 2025 Lifetime Portfolio	5,017	835	4,182
Multimanager 2020 Lifetime Portfolio	4,876	788	4,088
Multimanager 2015 Lifetime Portfolio	826	130	696
Multimanager 2010 Lifetime Portfolio	270	42	228
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	58

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2060 Lifetime Portfolio	$284
Multimanager 2055 Lifetime Portfolio	19
Multimanager 2050 Lifetime Portfolio	207
Multimanager 2035 Lifetime Portfolio	18
Multimanager 2030 Lifetime Portfolio	18
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2070 Lifetime Portfolio	Class A	$57	$22
	Class R6	—	1
	Class 1	18	—
	Total	$75	$23
Multimanager 2065 Lifetime Portfolio	Class A	$5,454	$2,059
	Class I	—	93
	Class R2	113	1
	Class R4	187	3
	Class R5	283	30
	Class R6	—	490
	Class 1	49,795	—
	Total	$55,832	$2,676
Multimanager 2060 Lifetime Portfolio	Class A	$40,880	$15,444
	Class I	—	67
	Class R2	2,514	22
	Class R4	109	1
	Class R5	1,428	134
	Class R6	—	2,235
	Class 1	124,324	—
	Total	$169,255	$17,903
Multimanager 2055 Lifetime Portfolio	Class A	$111,172	$41,999
	Class I	—	58
	Class R2	4,641	43
	Class R4	145	3
	Class R5	2,360	221
	Class R6	—	2,772
	Class 1	163,562	—
	Total	$281,880	$45,096
Multimanager 2050 Lifetime Portfolio	Class A	$271,035	$102,401
	Class I	—	209
	Class R2	17,578	171
	Class R4	87	1
	Class R5	2,236	209
	Class R6	—	3,748
	Class 1	219,183	—
	Total	$510,119	$106,739
59	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2045 Lifetime Portfolio	Class A	$490,806	$185,434
	Class I	—	739
	Class R2	32,117	314
	Class R4	1,489	21
	Class R5	2,815	271
	Class R6	—	3,920
	Class 1	326,723	—
	Total	$853,950	$190,699
Multimanager 2040 Lifetime Portfolio	Class A	$554,519	$209,526
	Class I	—	1,045
	Class R2	29,053	284
	Class R4	785	11
	Class R5	2,494	226
	Class R6	—	3,506
	Class 1	330,815	—
	Total	$917,666	$214,598
Multimanager 2035 Lifetime Portfolio	Class A	$625,129	$236,203
	Class I	—	67
	Class R2	48,279	479
	Class R4	803	13
	Class R5	2,762	235
	Class R6	—	4,415
	Class 1	379,286	—
	Total	$1,056,259	$241,412
Multimanager 2030 Lifetime Portfolio	Class A	$686,860	$259,583
	Class I	—	1,436
	Class R2	41,656	414
	Class R4	939	14
	Class R5	3,500	311
	Class R6	—	4,398
	Class 1	377,543	—
	Total	$1,110,498	$266,156
Multimanager 2025 Lifetime Portfolio	Class A	$552,991	$209,005
	Class I	—	2,256
	Class R2	34,903	346
	Class R4	2,077	30
	Class R5	4,251	410
	Class R6	—	2,935
	Class 1	243,760	—
	Total	$837,982	$214,982
Multimanager 2020 Lifetime Portfolio	Class A	$440,665	$166,548
	Class I	—	306
	Class R2	16,795	156
	Class R4	150	2
	Class R5	2,179	196
	Class R6	—	1,093
	Class 1	107,212	—
	Total	$567,001	$168,301
Multimanager 2015 Lifetime Portfolio	Class A	$223,694	$84,546
	Class I	—	140
	Class R2	2,271	23
	Class R4	47	1
	Class R5	102	8
	Class R6	—	511
	Class 1	35,614	—
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	60

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$261,728	$85,229
Multimanager 2010 Lifetime Portfolio	Class A	$112,793	$42,632
	Class I	—	48
	Class R2	1,003	8
	Class R5[1]	221	26
	Class R6	—	419
	Class 1	33,246	—
	Total	$147,263	$43,133

[1] Class R5 shares were fully redeemed on January 2, 2025.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2025 and 2024 were as follows:
Multimanager 2070 Lifetime Portfolio	Period ended 8-31-25[1]
	Shares	Amount
Class A shares
Sold	5,008	$50,091
Net increase	5,008	$50,091
Class R6 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class 1 shares
Sold	48,026	$540,439
Repurchased	—	(3)
Net increase	48,026	$540,436
Total net increase	58,034	$640,527

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.

Multimanager 2065 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	102,096	$1,361,544	97,902	$1,182,078
Distributions reinvested	3,801	49,603	1,878	21,987
Repurchased	(51,195)	(690,489)	(32,123)	(387,933)
Net increase	54,702	$720,658	67,657	$816,132
Class I shares
Sold	755	$10,001	4,245	$51,071
Distributions reinvested	237	3,086	255	2,984
Repurchased	(7,692)	(102,978)	(3,324)	(43,040)
Net increase (decrease)	(6,700)	$(89,891)	1,176	$11,015
Class R2 shares
Sold	271	$3,633	636	$7,892
Distributions reinvested	28	366	5	59
Repurchased	(5,008)	(70,135)	(6)	(71)
Net increase (decrease)	(4,709)	$(66,136)	635	$7,880
61	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2065 Lifetime Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	406	$5,401	191	$2,359
Distributions reinvested	10	132	1	11
Repurchased	(13)	(174)	(4)	(54)
Net increase	403	$5,359	188	$2,316
Class R5 shares
Sold	37,035	$503,298	46,255	$594,976
Distributions reinvested	1,392	18,178	609	7,134
Repurchased	(43,733)	(581,585)	(5,884)	(75,004)
Net increase (decrease)	(5,306)	$(60,109)	40,980	$527,106
Class R6 shares
Sold	371,354	$5,026,669	299,906	$3,590,490
Distributions reinvested	24,375	318,343	15,746	184,387
Repurchased	(104,463)	(1,403,834)	(106,293)	(1,245,196)
Net increase	291,266	$3,941,178	209,359	$2,529,681
Class 1 shares
Sold	2,389,153	$32,171,165	2,475,313	$29,815,013
Distributions reinvested	255,459	3,333,743	195,775	2,292,529
Repurchased	(884,023)	(11,896,277)	(875,360)	(10,662,767)
Net increase	1,760,589	$23,608,631	1,795,728	$21,444,775
Total net increase	2,090,245	$28,059,690	2,115,723	$25,338,905

Multimanager 2060 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	228,126	$3,166,642	263,329	$3,334,856
Distributions reinvested	26,934	367,377	28,063	342,365
Repurchased	(221,476)	(3,094,893)	(198,194)	(2,492,248)
Net increase	33,584	$439,126	93,198	$1,184,973
Class I shares
Sold	2,133	$30,136	30,577	$380,422
Distributions reinvested	68	927	127	1,549
Repurchased	(4,285)	(62,730)	(28,590)	(373,496)
Net increase (decrease)	(2,084)	$(31,667)	2,114	$8,475
Class R2 shares
Sold	24,771	$351,887	17,692	$222,007
Distributions reinvested	805	10,981	2,565	31,268
Repurchased	(81,866)	(1,140,696)	(10,288)	(127,098)
Net increase (decrease)	(56,290)	$(777,828)	9,969	$126,177
Class R4 shares
Distributions reinvested	43	$595	48	$578
Repurchased	(3,928)	(57,456)	(158)	(1,895)
Net decrease	(3,885)	$(56,861)	(110)	$(1,317)
Class R5 shares
Sold	63,351	$896,109	124,017	$1,557,131
Distributions reinvested	7,514	102,647	6,837	83,480
Repurchased	(157,032)	(2,173,439)	(108,929)	(1,273,488)
Net increase (decrease)	(86,167)	$(1,174,683)	21,925	$367,123
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	62

Multimanager 2060 Lifetime Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,177,464	$16,618,391	1,082,380	$13,540,813
Distributions reinvested	94,503	1,292,796	83,079	1,016,055
Repurchased	(559,049)	(7,942,086)	(592,707)	(7,240,502)
Net increase	712,918	$9,969,101	572,752	$7,316,366
Class 1 shares
Sold	1,747,808	$24,492,216	2,596,368	$32,492,620
Distributions reinvested	564,318	7,714,226	635,465	7,765,378
Repurchased	(2,422,779)	(34,126,023)	(2,588,765)	(33,282,576)
Net increase (decrease)	(110,653)	$(1,919,581)	643,068	$6,975,422
Total net increase	487,423	$6,447,607	1,342,916	$15,977,219

Multimanager 2055 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	461,536	$5,673,226	454,330	$4,971,885
Distributions reinvested	83,290	999,478	84,967	911,699
Repurchased	(511,390)	(6,322,494)	(556,103)	(6,063,314)
Net increase (decrease)	33,436	$350,210	(16,806)	$(179,730)
Class I shares
Sold	21,918	$273,512	72,209	$772,036
Distributions reinvested	112	1,348	859	9,236
Repurchased	(21,255)	(263,747)	(76,838)	(916,964)
Net increase (decrease)	775	$11,113	(3,770)	$(135,692)
Class R2 shares
Sold	20,961	$259,684	38,722	$431,472
Distributions reinvested	2,012	24,127	2,948	31,608
Repurchased	(82,160)	(1,005,981)	(12,874)	(136,500)
Net increase (decrease)	(59,187)	$(722,170)	28,796	$326,580
Class R4 shares
Sold	166	$2,050	175	$1,891
Distributions reinvested	12	140	6	67
Repurchased	(5)	(69)	(3)	(29)
Net increase	173	$2,121	178	$1,929
Class R5 shares
Sold	89,122	$1,109,930	119,869	$1,332,775
Distributions reinvested	15,250	183,613	12,856	138,330
Repurchased	(244,132)	(2,931,033)	(106,890)	(1,130,688)
Net increase (decrease)	(139,760)	$(1,637,490)	25,835	$340,417
Class R6 shares
Sold	1,451,943	$18,049,780	1,246,061	$13,647,438
Distributions reinvested	138,462	1,665,704	122,048	1,312,012
Repurchased	(829,446)	(10,307,951)	(1,111,110)	(11,710,111)
Net increase	760,959	$9,407,533	256,999	$3,249,339
63	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2055 Lifetime Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,267,095	$27,914,566	3,109,053	$34,203,675
Distributions reinvested	855,394	10,281,837	907,251	9,752,951
Repurchased	(4,442,937)	(54,641,100)	(4,434,138)	(49,851,037)
Net decrease	(1,320,448)	$(16,444,697)	(417,834)	$(5,894,411)
Total net decrease	(724,052)	$(9,033,380)	(126,602)	$(2,291,568)

Multimanager 2050 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	733,793	$9,303,845	609,916	$7,049,070
Distributions reinvested	197,428	2,448,106	203,934	2,259,587
Repurchased	(999,749)	(12,750,564)	(1,047,644)	(12,053,905)
Net decrease	(68,528)	$(998,613)	(233,794)	$(2,745,248)
Class I shares
Sold	9,213	$116,895	100,747	$1,122,718
Distributions reinvested	396	4,915	825	9,160
Repurchased	(8,677)	(107,193)	(102,712)	(1,263,621)
Net increase (decrease)	932	$14,617	(1,140)	$(131,743)
Class R2 shares
Sold	38,538	$489,323	75,939	$869,988
Distributions reinvested	7,635	94,600	9,617	106,554
Repurchased	(137,245)	(1,738,617)	(100,121)	(1,158,344)
Net decrease	(91,072)	$(1,154,694)	(14,565)	$(181,802)
Class R4 shares
Sold	346	$4,409	10,184	$110,012
Distributions reinvested	55	679	2,755	30,520
Repurchased	(11)	(145)	(161,103)	(1,803,514)
Net increase (decrease)	390	$4,943	(148,164)	$(1,662,982)
Class R5 shares
Sold	67,491	$856,109	135,402	$1,530,333
Distributions reinvested	14,468	179,841	11,382	126,454
Repurchased	(237,560)	(2,922,856)	(142,234)	(1,494,342)
Net increase (decrease)	(155,601)	$(1,886,906)	4,550	$162,445
Class R6 shares
Sold	1,875,845	$24,021,498	1,209,182	$13,661,999
Distributions reinvested	174,182	2,166,821	158,095	1,756,439
Repurchased	(1,011,611)	(13,013,253)	(1,550,645)	(16,571,135)
Net increase (decrease)	1,038,416	$13,175,066	(183,368)	$(1,152,697)
Class 1 shares
Sold	3,036,023	$39,093,096	3,361,947	$38,009,642
Distributions reinvested	1,108,705	13,759,027	1,239,774	13,749,098
Repurchased	(6,484,212)	(82,508,191)	(7,220,037)	(83,927,303)
Net decrease	(2,339,484)	$(29,656,068)	(2,618,316)	$(32,168,563)
Total net decrease	(1,614,947)	$(20,501,655)	(3,194,797)	$(37,880,590)

| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	64

Multimanager 2045 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,084,575	$11,606,640	818,703	$7,843,080
Distributions reinvested	456,555	4,752,733	471,203	4,429,308
Repurchased	(1,588,763)	(17,069,527)	(1,922,074)	(18,625,866)
Net decrease	(47,633)	$(710,154)	(632,168)	$(6,353,478)
Class I shares
Sold	12,771	$132,909	72,684	$703,283
Distributions reinvested	1,876	19,718	1,952	18,506
Repurchased	(9,694)	(99,867)	(61,559)	(648,119)
Net increase	4,953	$52,760	13,077	$73,670
Class R2 shares
Sold	49,840	$539,458	85,869	$833,393
Distributions reinvested	17,511	183,516	20,007	189,269
Repurchased	(159,160)	(1,718,066)	(106,950)	(1,047,304)
Net decrease	(91,809)	$(995,092)	(1,074)	$(24,642)
Class R4 shares
Sold	4,905	$53,149	4,410	$42,607
Distributions reinvested	1,258	13,146	1,141	10,774
Repurchased	(4,523)	(47,907)	(58)	(551)
Net increase	1,640	$18,388	5,493	$52,830
Class R5 shares
Sold	146,465	$1,534,756	111,931	$1,085,599
Distributions reinvested	20,518	216,463	19,055	181,401
Repurchased	(279,776)	(2,950,751)	(189,516)	(1,780,402)
Net decrease	(112,793)	$(1,199,532)	(58,530)	$(513,402)
Class R6 shares
Sold	1,767,468	$19,244,152	1,669,820	$15,946,777
Distributions reinvested	235,231	2,472,280	229,833	2,181,111
Repurchased	(1,433,373)	(15,670,104)	(2,914,242)	(26,575,538)
Net increase (decrease)	569,326	$6,046,328	(1,014,589)	$(8,447,650)
Class 1 shares
Sold	2,795,673	$30,277,565	3,716,518	$36,048,126
Distributions reinvested	2,098,061	22,071,604	2,309,301	21,938,361
Repurchased	(9,942,958)	(107,237,451)	(12,278,096)	(121,074,310)
Net decrease	(5,049,224)	$(54,888,282)	(6,252,277)	$(63,087,823)
Total net decrease	(4,725,540)	$(51,675,584)	(7,940,068)	$(78,300,495)

Multimanager 2040 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	992,989	$10,745,470	910,921	$8,937,244
Distributions reinvested	475,573	4,984,000	476,786	4,558,074
Repurchased	(1,703,528)	(18,338,286)	(2,031,429)	(19,605,224)
Net decrease	(234,966)	$(2,608,816)	(643,722)	$(6,109,906)
65	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2040 Lifetime Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	33,438	$359,444	62,039	$619,807
Distributions reinvested	2,254	23,848	1,975	19,057
Repurchased	(21,740)	(239,793)	(45,999)	(488,170)
Net increase	13,952	$143,499	18,015	$150,694
Class R2 shares
Sold	64,216	$696,815	103,341	$1,026,387
Distributions reinvested	15,146	159,338	15,593	149,852
Repurchased	(188,360)	(2,034,233)	(65,718)	(656,703)
Net increase (decrease)	(108,998)	$(1,178,080)	53,216	$519,536
Class R4 shares
Sold	2,781	$29,590	11,260	$107,582
Distributions reinvested	597	6,253	1,733	16,588
Repurchased	(3,529)	(38,326)	(44,125)	(443,981)
Net decrease	(151)	$(2,483)	(31,132)	$(319,811)
Class R5 shares
Sold	173,966	$1,889,547	215,448	$2,123,657
Distributions reinvested	22,008	233,070	21,378	206,516
Repurchased	(558,747)	(5,930,504)	(226,113)	(2,226,586)
Net increase (decrease)	(362,773)	$(3,807,887)	10,713	$103,587
Class R6 shares
Sold	1,823,643	$19,827,197	1,426,133	$13,818,214
Distributions reinvested	199,262	2,102,217	207,823	1,999,260
Repurchased	(1,927,482)	(20,998,227)	(3,510,221)	(32,020,053)
Net increase (decrease)	95,423	$931,187	(1,876,265)	$(16,202,579)
Class 1 shares
Sold	2,958,749	$32,270,811	3,678,095	$35,790,177
Distributions reinvested	1,944,156	20,549,730	2,144,414	20,672,149
Repurchased	(10,498,503)	(114,682,282)	(12,937,890)	(128,800,679)
Net decrease	(5,595,598)	$(61,861,741)	(7,115,381)	$(72,338,353)
Total net decrease	(6,193,111)	$(68,384,321)	(9,584,556)	$(94,196,832)

Multimanager 2035 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,081,529	$11,259,355	1,197,853	$11,505,314
Distributions reinvested	515,569	5,222,712	507,968	4,764,740
Repurchased	(2,232,270)	(23,388,554)	(2,683,903)	(25,619,131)
Net decrease	(635,172)	$(6,906,487)	(978,082)	$(9,349,077)
Class I shares
Sold	13,356	$140,353	169,248	$1,555,693
Distributions reinvested	102	1,041	713	6,715
Repurchased	(12,880)	(137,784)	(176,683)	(1,685,251)
Net increase (decrease)	578	$3,610	(6,722)	$(122,843)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	66

Multimanager 2035 Lifetime Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	76,715	$812,303	127,297	$1,231,489
Distributions reinvested	22,954	234,360	23,542	222,474
Repurchased	(170,186)	(1,788,806)	(165,766)	(1,546,197)
Net decrease	(70,517)	$(742,143)	(14,927)	$(92,234)
Class R4 shares
Sold	2,386	$25,152	1,631	$15,676
Distributions reinvested	715	7,299	620	5,861
Repurchased	(11,249)	(125,063)	(46)	(446)
Net increase (decrease)	(8,148)	$(92,612)	2,205	$21,091
Class R5 shares
Sold	77,490	$821,971	174,926	$1,693,821
Distributions reinvested	25,355	259,381	25,352	240,087
Repurchased	(768,010)	(7,913,963)	(336,298)	(3,071,876)
Net decrease	(665,165)	$(6,832,611)	(136,020)	$(1,137,968)
Class R6 shares
Sold	3,043,680	$32,687,951	1,550,078	$14,663,766
Distributions reinvested	243,713	2,490,749	239,847	2,266,550
Repurchased	(1,824,072)	(19,010,254)	(3,692,938)	(33,578,296)
Net increase (decrease)	1,463,321	$16,168,446	(1,903,013)	$(16,647,980)
Class 1 shares
Sold	3,416,909	$36,102,194	3,685,299	$35,129,855
Distributions reinvested	2,188,433	22,387,667	2,315,789	21,930,521
Repurchased	(12,217,526)	(128,362,439)	(14,512,130)	(141,401,619)
Net decrease	(6,612,184)	$(69,872,578)	(8,511,042)	$(84,341,243)
Total net decrease	(6,527,287)	$(68,274,375)	(11,547,601)	$(111,670,254)

Multimanager 2030 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,086,656	$10,955,216	983,068	$9,052,720
Distributions reinvested	585,687	5,722,160	678,531	6,228,912
Repurchased	(3,542,306)	(35,874,874)	(3,612,385)	(33,514,233)
Net decrease	(1,869,963)	$(19,197,498)	(1,950,786)	$(18,232,601)
Class I shares
Sold	88,051	$895,709	63,753	$578,951
Distributions reinvested	3,753	36,481	4,809	43,957
Repurchased	(100,800)	(968,933)	(92,167)	(872,747)
Net decrease	(8,996)	$(36,743)	(23,605)	$(249,839)
Class R2 shares
Sold	99,568	$989,993	106,473	$975,046
Distributions reinvested	20,342	196,503	29,135	264,838
Repurchased	(208,791)	(2,101,438)	(256,702)	(2,410,709)
Net decrease	(88,881)	$(914,942)	(121,094)	$(1,170,825)
67	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2030 Lifetime Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	1,061	$10,617	13,234	$117,947
Distributions reinvested	730	7,070	3,300	30,063
Repurchased	(218)	(2,169)	(94,130)	(890,610)
Net increase (decrease)	1,573	$15,518	(77,596)	$(742,600)
Class R5 shares
Sold	115,686	$1,163,108	284,826	$2,650,497
Distributions reinvested	31,711	307,601	33,929	309,429
Repurchased	(804,596)	(7,866,062)	(379,335)	(3,413,812)
Net decrease	(657,199)	$(6,395,353)	(60,580)	$(453,886)
Class R6 shares
Sold	2,718,992	$27,357,127	2,170,439	$19,700,087
Distributions reinvested	253,971	2,463,521	289,118	2,636,756
Repurchased	(3,315,513)	(33,171,485)	(4,726,996)	(41,665,863)
Net decrease	(342,550)	$(3,350,837)	(2,267,439)	$(19,329,020)
Class 1 shares
Sold	2,972,543	$29,823,605	3,163,925	$29,038,487
Distributions reinvested	2,306,781	22,398,840	2,828,367	25,822,991
Repurchased	(17,085,372)	(171,344,766)	(17,639,082)	(164,549,657)
Net decrease	(11,806,048)	$(119,122,321)	(11,646,790)	$(109,688,179)
Total net decrease	(14,772,064)	$(149,002,176)	(16,147,890)	$(149,866,950)

Multimanager 2025 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	946,146	$8,866,732	902,038	$7,861,741
Distributions reinvested	631,545	5,726,210	736,861	6,425,425
Repurchased	(3,779,850)	(35,392,191)	(4,065,935)	(35,732,223)
Net decrease	(2,202,159)	$(20,799,249)	(2,427,036)	$(21,445,057)
Class I shares
Sold	104,882	$1,000,804	108,026	$934,162
Distributions reinvested	6,940	62,533	8,931	77,435
Repurchased	(40,988)	(387,102)	(106,561)	(967,091)
Net increase	70,834	$676,235	10,396	$44,506
Class R2 shares
Sold	59,455	$553,980	240,607	$2,187,000
Distributions reinvested	24,646	221,319	27,445	237,128
Repurchased	(277,850)	(2,605,855)	(336,893)	(2,920,286)
Net decrease	(193,749)	$(1,830,556)	(68,841)	$(496,158)
Class R4 shares
Sold	8,240	$76,667	4,752	$41,604
Distributions reinvested	2,093	18,882	2,001	17,372
Repurchased	(8,651)	(81,584)	(27,204)	(230,213)
Net increase (decrease)	1,682	$13,965	(20,451)	$(171,237)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	68

Multimanager 2025 Lifetime Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	595,713	$5,619,092	255,678	$2,262,643
Distributions reinvested	40,678	366,103	32,710	282,941
Repurchased	(783,887)	(7,167,993)	(431,496)	(3,635,776)
Net decrease	(147,496)	$(1,182,798)	(143,108)	$(1,090,192)
Class R6 shares
Sold	2,152,039	$20,442,530	1,251,479	$10,871,373
Distributions reinvested	220,200	1,977,400	245,114	2,117,786
Repurchased	(2,463,111)	(22,943,402)	(3,055,536)	(25,680,003)
Net decrease	(90,872)	$(523,472)	(1,558,943)	$(12,690,844)
Class 1 shares
Sold	1,898,491	$17,727,503	1,544,345	$13,194,818
Distributions reinvested	1,962,314	17,660,824	2,675,447	23,169,372
Repurchased	(17,424,226)	(162,204,010)	(19,731,124)	(173,682,436)
Net decrease	(13,563,421)	$(126,815,683)	(15,511,332)	$(137,318,246)
Total net decrease	(16,125,181)	$(150,461,558)	(19,719,315)	$(173,167,228)

Multimanager 2020 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	311,037	$2,627,348	283,380	$2,265,529
Distributions reinvested	606,665	4,962,338	640,897	5,088,723
Repurchased	(3,207,721)	(27,042,333)	(3,231,103)	(25,661,046)
Net decrease	(2,290,019)	$(19,452,647)	(2,306,826)	$(18,306,794)
Class I shares
Sold	68,686	$573,289	155,360	$1,237,253
Distributions reinvested	624	5,109	1,717	13,646
Repurchased	(74,520)	(625,180)	(241,676)	(1,929,645)
Net decrease	(5,210)	$(46,782)	(84,599)	$(678,746)
Class R2 shares
Sold	36,932	$309,690	95,529	$763,308
Distributions reinvested	13,680	111,216	17,349	136,887
Repurchased	(339,865)	(2,858,925)	(51,856)	(411,392)
Net increase (decrease)	(289,253)	$(2,438,019)	61,022	$488,803
Class R4 shares
Sold	1,129	$9,434	9,486	$74,221
Distributions reinvested	174	1,416	1,733	13,658
Repurchased	(5,316)	(45,062)	(46,670)	(376,354)
Net decrease	(4,013)	$(34,212)	(35,451)	$(288,475)
Class R5 shares
Sold	131,042	$1,126,079	110,207	$850,055
Distributions reinvested	28,794	234,956	36,024	285,313
Repurchased	(659,923)	(5,466,003)	(299,647)	(2,364,197)
Net decrease	(500,087)	$(4,104,968)	(153,416)	$(1,228,829)
69	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2020 Lifetime Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	698,636	$5,859,358	609,730	$4,753,978
Distributions reinvested	106,646	867,033	120,942	954,232
Repurchased	(1,119,769)	(9,367,206)	(2,019,363)	(15,594,189)
Net decrease	(314,487)	$(2,640,815)	(1,288,691)	$(9,885,979)
Class 1 shares
Sold	698,075	$5,853,001	1,044,872	$8,245,883
Distributions reinvested	1,016,122	8,281,391	1,211,646	9,584,119
Repurchased	(8,784,969)	(74,266,754)	(9,878,710)	(78,745,520)
Net decrease	(7,070,772)	$(60,132,362)	(7,622,192)	$(60,915,518)
Total net decrease	(10,473,841)	$(88,849,805)	(11,430,153)	$(90,815,538)

Multimanager 2015 Lifetime Portfolio	Year Ended 8-31-25[1]		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	67,980	$531,581	119,646	$867,876
Distributions reinvested	340,410	2,559,881	353,676	2,595,980
Repurchased	(1,082,029)	(8,437,920)	(1,370,013)	(10,078,638)
Net decrease	(673,639)	$(5,346,458)	(896,691)	$(6,614,782)
Class I shares
Sold	11,705	$91,105	6,602	$48,210
Distributions reinvested	644	4,829	789	5,784
Repurchased	(17,204)	(133,820)	(85,425)	(600,782)
Net decrease	(4,855)	$(37,886)	(78,034)	$(546,788)
Class R2 shares
Sold	12,917	$100,781	7,487	$55,262
Distributions reinvested	2,025	15,104	2,356	17,175
Repurchased	(9,382)	(72,153)	(18,176)	(133,447)
Net increase (decrease)	5,560	$43,732	(8,333)	$(61,010)
Class R5 shares
Sold	2,499	$19,549	17,946	$130,433
Distributions reinvested	2,034	15,257	2,388	17,482
Repurchased	(65,194)	(496,159)	(20,160)	(145,427)
Net increase (decrease)	(60,661)	$(461,353)	174	$2,488
Class R6 shares
Sold	597,196	$4,734,131	127,995	$947,746
Distributions reinvested	54,394	408,496	51,398	376,746
Repurchased	(392,945)	(3,052,473)	(566,533)	(4,186,144)
Net increase (decrease)	258,645	$2,090,154	(387,140)	$(2,861,652)
Class 1 shares
Sold	537,988	$4,192,394	797,878	$5,843,584
Distributions reinvested	363,653	2,727,394	431,502	3,158,596
Repurchased	(2,105,937)	(16,416,231)	(3,358,086)	(24,959,192)
Net decrease	(1,204,296)	$(9,496,443)	(2,128,706)	$(15,957,012)
Total net decrease	(1,679,246)	$(13,208,254)	(3,498,730)	$(26,038,756)

[1]	There were no share transactions for Class R4 for the years ended 8-31-25 and 8-31-24.

| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	70

Multimanager 2010 Lifetime Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	153,445	$1,202,076	82,494	$623,482
Distributions reinvested	186,541	1,406,520	193,688	1,437,163
Repurchased	(668,079)	(5,214,015)	(730,748)	(5,447,934)
Net decrease	(328,093)	$(2,605,419)	(454,566)	$(3,387,289)
Class I shares
Sold	2,575	$20,288	17,112	$123,340
Distributions reinvested	216	1,621	289	2,142
Repurchased	(2,637)	(20,774)	(50,329)	(361,532)
Net increase (decrease)	154	$1,135	(32,928)	$(236,050)
Class R2 shares
Sold	2,145	$16,811	51,387	$386,454
Distributions reinvested	1,255	9,448	659	4,889
Repurchased	(52,783)	(409,691)	(8,125)	(61,788)
Net increase (decrease)	(49,383)	$(383,432)	43,921	$329,555
Class R4 shares[1]
Sold	—	—	393	$2,908
Distributions reinvested	—	—	329	2,436
Repurchased	—	—	(8,851)	(66,650)
Net decrease	—	—	(8,129)	$(61,306)
Class R5 shares[2]
Sold	143,560	$1,137,686	126,375	$935,743
Distributions reinvested	12,704	95,537	5,530	40,981
Repurchased	(322,534)	(2,434,060)	(163,903)	(1,172,448)
Net decrease	(166,270)	$(1,200,837)	(31,998)	$(195,724)
Class R6 shares
Sold	176,252	$1,374,612	104,650	$779,851
Distributions reinvested	46,694	351,607	55,569	412,322
Repurchased	(252,531)	(1,963,330)	(477,890)	(3,555,583)
Net decrease	(29,585)	$(237,111)	(317,671)	$(2,363,410)
Class 1 shares
Sold	985,089	$7,656,602	1,200,369	$8,994,405
Distributions reinvested	360,517	2,714,691	406,295	3,014,709
Repurchased	(2,825,822)	(22,153,806)	(2,961,790)	(22,044,931)
Net decrease	(1,480,216)	$(11,782,513)	(1,355,126)	$(10,035,817)
Total net decrease	(2,053,393)	$(16,208,177)	(2,156,497)	$(15,950,041)

[1]	Class R4 shares were fully redeemed on April 8, 2024.
[2]	Class R5 shares were fully redeemed on January 2, 2025.
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2070 Lifetime Portfolio	Class A	100%
Multimanager 2070 Lifetime Portfolio	Class R6	100%
Multimanager 2070 Lifetime Portfolio	Class 1	100%
Multimanager 2065 Lifetime Portfolio	Class R4	89%
Multimanager 2065 Lifetime Portfolio	Class R6	8%
Multimanager 2065 Lifetime Portfolio	Class 1	100%
Multimanager 2060 Lifetime Portfolio	Class 1	100%
71	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Class	% by Class
Multimanager 2055 Lifetime Portfolio	Class R4	89%
Multimanager 2055 Lifetime Portfolio	Class 1	100%
Multimanager 2050 Lifetime Portfolio	Class R6	1%
Multimanager 2050 Lifetime Portfolio	Class 1	100%
Multimanager 2045 Lifetime Portfolio	Class 1	100%
Multimanager 2040 Lifetime Portfolio	Class R6	1%
Multimanager 2040 Lifetime Portfolio	Class 1	100%
Multimanager 2035 Lifetime Portfolio	Class 1	100%
Multimanager 2030 Lifetime Portfolio	Class 1	100%
Multimanager 2025 Lifetime Portfolio	Class 1	100%
Multimanager 2020 Lifetime Portfolio	Class 1	100%
Multimanager 2015 Lifetime Portfolio	Class R4	100%
Multimanager 2015 Lifetime Portfolio	Class 1	100%
Multimanager 2010 Lifetime Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2070 Lifetime Portfolio	$4,316	$644,506	$292	$8,015
Multimanager 2065 Lifetime Portfolio	435,580	70,750,097	681,752	39,182,967
Multimanager 2060 Lifetime Portfolio	950,852	132,053,115	2,322,807	113,501,048
Multimanager 2055 Lifetime Portfolio	1,244,745	169,960,150	3,319,150	161,972,347
Multimanager 2050 Lifetime Portfolio	1,772,028	242,347,239	4,870,552	238,543,235
Multimanager 2045 Lifetime Portfolio	3,704,325	333,270,853	14,157,239	345,077,882
Multimanager 2040 Lifetime Portfolio	4,825,937	317,707,053	19,438,394	341,869,946
Multimanager 2035 Lifetime Portfolio	9,167,423	351,081,424	28,179,921	366,088,926
Multimanager 2030 Lifetime Portfolio	17,707,403	295,517,296	40,232,922	388,099,401
Multimanager 2025 Lifetime Portfolio	15,633,673	176,825,977	33,481,989	291,023,415
Multimanager 2020 Lifetime Portfolio	10,420,196	71,081,895	19,485,945	143,130,925
Multimanager 2015 Lifetime Portfolio	5,627,399	29,267,266	7,271,684	38,605,111
Multimanager 2010 Lifetime Portfolio	4,406,977	22,202,207	6,007,932	35,459,406
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager 2030 Lifetime Portfolio	JHF Diversified Real Assets Fund	6.1%
Multimanager 2030 Lifetime Portfolio	JHF II Core Bond Fund	6.0%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2070 Lifetime Portfolio
Blue Chip Growth	1,087	—	$71,488	$(539)	$51	$3,251	—	—	$74,251
Capital Appreciation Value	1,995	—	19,211	(13)	—	438	—	—	19,636
Disciplined Value	3,086	—	74,012	(386)	37	3,664	—	—	77,327
Disciplined Value International	2,333	—	37,715	(205)	7	1,097	—	—	38,614
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	72

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	770	—	$6,544	—	—	$8	—	—	$6,552
Emerging Markets Debt	450	—	4,111	$(548)	—	32	$20	—	3,595
Emerging Markets Equity	2,561	—	26,367	(60)	$1	660	—	—	26,968
Fundamental Large Cap Core	370	—	26,837	(16)	1	1,202	—	—	28,024
High Yield	866	—	3,050	(406)	—	22	15	—	2,666
International Dynamic Growth	2,018	—	30,292	(108)	7	440	—	—	30,631
International Strategic Equity Allocation	8,540	—	97,744	—	—	2,691	—	—	100,435
John Hancock Collateral Trust	6,123	—	67,076	(5,849)	—	19	162	—	61,246
Mid Cap Growth	1,444	—	27,264	(364)	35	1,368	—	—	28,303
Mid Value	2,105	—	31,945	(631)	59	1,820	—	—	33,193
Multifactor Emerging Markets ETF	412	—	11,999	—	—	351	30	—	12,350
Short Duration Bond	1,258	—	13,519	(1,697)	—	42	56	—	11,864
Small Cap Core	584	—	9,658	(396)	36	540	—	—	9,838
U.S. Sector Rotation	8,679	—	113,471	(1,942)	172	4,860	—	—	116,561
					$406	$22,505	$283	—	$682,054
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	219,894	$5,511,100	$8,391,521	$(988,155)	$163,799	$1,940,492	—	$398,590	$15,018,757
Capital Appreciation	—	3,829,731	1,032,263	(4,234,334)	243,355	(871,015)	—	655,825	—
Capital Appreciation Value	402,269	2,477,927	1,855,951	(377,274)	(16,541)	18,268	$62,676	292,827	3,958,331
Disciplined Value	629,033	4,423,957	11,141,246	(857,830)	4,798	1,051,390	54,689	561,491	15,763,561
Disciplined Value International	470,316	4,268,801	3,026,508	(81,116)	3,935	565,608	78,586	351,340	7,783,736
Diversified Macro	157,118	953,049	655,538	(216,287)	(24,579)	(30,645)	5,791	—	1,337,076
Emerging Markets Debt	91,031	546,628	689,424	(526,936)	16,639	674	39,737	—	726,429
Emerging Markets Equity	516,258	6,149,357	2,006,845	(3,185,975)	35,567	430,400	36,527	—	5,436,194
Equity Income	—	6,109,329	1,863,939	(7,206,688)	(197,249)	(569,331)	84,310	592,981	—
Financial Industries	—	800,852	126,016	(936,588)	139,459	(129,739)	11,663	66,813	—
73	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	74,847	$3,806,382	$2,264,173	$(387,642)	$14,724	$(28,750)	$25,452	$447,885	$5,668,887
Health Sciences	—	876,710	471,651	(1,054,575)	(181,213)	(112,573)	—	189,524	—
High Yield	175,512	397,548	518,693	(378,512)	5,166	(2,319)	30,757	—	540,576
International Dynamic Growth	406,752	1,727,687	4,082,117	(181,548)	37,958	508,277	4,204	—	6,174,491
International Growth	—	1,911,816	379,521	(2,357,361)	308,120	(242,096)	16,874	—	—
International Small Company	—	1,429,573	187,178	(1,542,299)	102,401	(176,853)	41,745	45,472	—
International Strategic Equity Allocation	1,721,537	11,375,876	7,620,619	(903,441)	78,905	2,073,312	342,055	—	20,245,271
John Hancock Collateral Trust	503	190,127	3,015,377	(3,206,840)	10,942	(4,579)	7,650	—	5,027
Mid Cap Growth	295,503	4,508,493	1,665,736	(1,419,523)	264,417	772,738	—	—	5,791,861
Mid Value	431,752	5,738,116	2,958,160	(1,141,014)	(157,842)	(588,686)	75,464	1,035,164	6,808,734
Multifactor Emerging Markets ETF	83,145	—	2,441,483	(186,193)	(1,204)	238,185	22,824	—	2,492,271
Science & Technology	—	701,444	190,170	(796,473)	42,738	(137,879)	—	137,405	—
Short Duration Bond	254,190	354,911	3,033,494	(1,005,464)	(51)	14,123	79,868	—	2,397,013
Small Cap Core	119,170	—	2,188,288	(336,515)	(31,424)	186,480	—	—	2,006,829
Small Cap Dynamic Growth	—	886,240	137,935	(885,467)	56,073	(194,781)	28,650	4,009	—
Small Cap Value	—	1,044,614	397,438	(1,117,519)	(237,452)	(87,081)	8,890	225,745	—
U.S. Sector Rotation	1,756,373	18,443,400	8,041,687	(5,237,846)	746,154	1,594,698	199,293	417,123	23,588,093
					$1,427,595	$6,218,318	$1,257,705	$5,422,194	$125,743,137
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	552,557	$17,393,922	$17,774,811	$(2,940,562)	$567,360	$4,944,103	—	$1,156,723	$37,739,634
Capital Appreciation	—	12,089,987	2,058,933	(12,438,973)	925,902	(2,635,849)	—	1,888,669	—
Capital Appreciation Value	1,015,232	7,820,737	2,825,040	(571,410)	(106,330)	21,843	$179,384	838,094	9,989,880
Disciplined Value	1,572,841	13,962,723	24,569,081	(1,709,079)	78,690	2,513,976	152,843	1,569,244	39,415,391
Disciplined Value International	1,183,899	13,487,310	5,677,309	(818,903)	43,926	1,203,888	238,936	1,068,230	19,593,530
Diversified Macro	395,169	3,007,976	1,035,538	(528,138)	(59,396)	(93,094)	17,052	—	3,362,886
Emerging Markets Debt	229,448	1,654,865	1,133,404	(995,306)	33,519	4,511	106,101	—	1,830,993
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	74

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	1,296,317	$19,408,363	$2,628,561	$(9,671,278)	$(1,189,944)	$2,474,518	$105,871	—	$13,650,220
Equity Income	—	19,298,248	2,791,586	(19,990,307)	879,010	(2,978,537)	245,167	$1,662,315	—
Financial Industries	—	2,525,036	305,743	(2,871,810)	502,328	(461,297)	35,137	201,291	—
Fundamental Large Cap Core	188,243	12,013,555	3,063,507	(685,511)	15,198	(149,239)	73,338	1,290,541	14,257,510
Health Sciences	—	2,770,084	992,135	(2,924,687)	(381,820)	(455,712)	—	534,866	—
High Yield	441,031	1,203,538	850,815	(700,137)	11,155	(6,995)	81,730	—	1,358,376
International Dynamic Growth	1,025,032	5,452,859	9,187,767	(468,725)	76,766	1,311,324	13,106	—	15,559,991
International Growth	—	6,059,042	476,848	(6,705,007)	867,760	(698,643)	51,342	—	—
International Small Company	—	4,512,804	335,849	(4,592,346)	453,672	(709,979)	126,439	137,732	—
International Strategic Equity Allocation	4,351,247	36,114,232	13,652,375	(3,930,307)	157,491	5,176,876	978,254	—	51,170,667
John Hancock Collateral Trust	906	656,705	7,149,516	(7,797,331)	323	(147)	25,424	—	9,066
Mid Cap Growth	733,308	14,229,531	3,673,425	(6,622,990)	48,066	3,044,811	—	—	14,372,843
Mid Value	1,069,887	18,110,421	4,861,251	(3,736,251)	(324,087)	(2,039,220)	220,895	3,030,107	16,872,114
Multifactor Emerging Markets ETF	209,838	—	5,933,104	(257,146)	(2,164)	616,100	58,426	—	6,289,894
Science & Technology	—	2,214,223	435,801	(2,401,108)	323,578	(572,494)	—	393,340	—
Short Duration Bond	640,801	1,074,458	6,772,831	(1,835,043)	(2,512)	33,015	207,823	—	6,042,749
Small Cap Core	294,329	—	5,470,033	(900,923)	(78,477)	465,871	—	—	4,956,504
Small Cap Dynamic Growth	—	2,812,777	198,837	(2,612,985)	158,623	(557,252)	86,281	12,074	—
Small Cap Value	—	3,315,430	845,345	(3,243,260)	(457,121)	(460,394)	26,682	636,904	—
U.S. Sector Rotation	4,409,408	58,210,350	8,757,503	(14,046,984)	2,159,156	4,138,327	572,167	1,197,555	59,218,352
					$4,700,672	$14,130,311	$3,602,398	$15,617,685	$315,690,600
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	740,751	$24,322,130	$22,765,965	$(3,814,682)	$786,520	$6,533,336	—	$1,624,409	$50,593,269
Capital Appreciation	—	16,902,109	2,858,923	(17,402,937)	1,283,822	(3,641,917)	—	2,652,525	—
Capital Appreciation Value	1,362,629	10,935,831	3,807,645	(1,208,436)	(213,725)	86,950	$249,820	1,167,175	13,408,265
Disciplined Value	2,110,677	19,686,143	32,417,954	(2,543,845)	125,430	3,207,877	214,111	2,198,281	52,893,559
75	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	1,588,977	$19,013,476	$7,250,596	$(1,609,337)	$110,069	$1,532,760	$334,661	$1,496,199	$26,297,564
Diversified Macro	532,846	4,206,089	1,378,297	(853,275)	(96,181)	(100,412)	23,685	—	4,534,518
Emerging Markets Debt	308,206	2,313,349	1,496,170	(1,405,334)	52,211	3,091	145,075	—	2,459,487
Emerging Markets Equity	1,736,405	27,138,947	2,943,272	(13,506,554)	(1,603,253)	3,311,929	147,298	—	18,284,341
Equity Income	—	27,176,018	3,922,375	(28,180,996)	1,489,697	(4,407,094)	341,727	2,333,592	—
Financial Industries	—	3,563,128	409,128	(4,023,626)	722,270	(670,900)	49,590	284,090	—
Fundamental Large Cap Core	253,185	16,801,319	3,642,179	(978,729)	(17,377)	(271,191)	103,504	1,821,394	19,176,201
Health Sciences	—	3,898,163	1,336,743	(4,060,742)	(467,685)	(706,479)	—	750,856	—
High Yield	591,241	1,682,436	1,119,462	(987,829)	13,324	(6,371)	111,676	—	1,821,022
International Dynamic Growth	1,376,789	7,624,798	11,950,268	(557,283)	89,973	1,791,906	18,316	—	20,899,662
International Growth	—	8,513,958	412,780	(9,156,343)	1,589,721	(1,360,116)	71,909	—	—
International Small Company	—	6,371,388	452,712	(6,455,389)	678,454	(1,047,165)	177,096	192,912	—
International Strategic Equity Allocation	5,836,657	50,737,621	16,113,976	(5,303,869)	190,560	6,900,802	1,376,387	—	68,639,090
John Hancock Collateral Trust	173	782,123	9,773,725	(10,554,332)	355	(136)	29,161	—	1,735
Mid Cap Growth	984,064	19,897,324	4,484,301	(9,353,123)	89,242	4,169,920	—	—	19,287,664
Mid Value	1,435,737	25,407,439	6,468,124	(5,871,127)	(451,255)	(2,911,615)	311,759	4,276,518	22,641,566
Multifactor Emerging Markets ETF	281,495	—	8,141,285	(513,812)	(17,944)	828,284	78,139	—	8,437,813
Science & Technology	—	3,095,681	609,356	(3,358,335)	464,468	(811,170)	—	555,742	—
Short Duration Bond	858,563	1,501,994	8,809,412	(2,258,275)	1,189	41,925	284,238	—	8,096,245
Small Cap Core	394,976	—	7,440,480	(1,320,577)	(113,235)	644,721	—	—	6,651,389
Small Cap Dynamic Growth	—	3,967,159	238,814	(3,646,737)	108,262	(667,498)	122,069	17,082	—
Small Cap Value	—	4,652,259	1,136,153	(4,520,217)	(526,495)	(741,700)	37,419	880,367	—
U.S. Sector Rotation	5,930,168	81,396,233	11,396,214	(21,511,396)	3,438,235	4,922,866	798,459	1,671,186	79,642,152
					$7,726,652	$16,632,603	$5,026,099	$21,922,328	$423,765,542
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	1,055,982	$35,142,049	$31,805,471	$(5,218,275)	$1,123,584	$9,270,715	—	$2,328,326	$72,123,544
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	76

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	—	$24,539,341	$3,858,893	$(24,984,021)	$2,119,257	$(5,533,470)	—	$3,808,553	—
Capital Appreciation Value	1,935,912	15,804,834	5,183,256	(1,714,740)	(295,571)	71,592	$360,035	1,682,106	$19,049,371
Disciplined Value	3,030,723	28,545,079	45,346,327	(2,654,813)	164,476	4,548,862	309,972	3,182,483	75,949,931
Disciplined Value International	2,279,725	27,662,357	10,631,689	(2,994,119)	282,213	2,147,310	473,876	2,118,598	37,729,450
Diversified Macro	746,736	6,078,782	1,689,317	(1,120,258)	(123,898)	(169,223)	33,928	—	6,354,720
Emerging Markets Debt	439,546	3,343,330	2,308,625	(2,220,717)	71,153	5,186	207,608	—	3,507,577
Emerging Markets Equity	2,483,507	39,257,176	4,398,785	(20,017,980)	(2,153,852)	4,667,204	210,788	—	26,151,333
Equity Income	—	39,324,794	5,740,832	(40,817,393)	2,655,822	(6,904,055)	493,888	3,381,679	—
Financial Industries	—	5,160,395	562,062	(5,791,134)	1,133,770	(1,065,093)	71,444	409,283	—
Fundamental Large Cap Core	364,174	24,462,904	5,344,733	(1,841,001)	132,389	(516,451)	149,048	2,622,834	27,582,574
Health Sciences	—	5,658,660	1,896,468	(5,857,381)	(608,596)	(1,089,151)	—	1,084,678	—
High Yield	844,651	2,431,513	1,749,399	(1,586,757)	15,396	(8,025)	159,743	—	2,601,526
International Dynamic Growth	1,953,208	11,043,342	17,138,968	(1,250,007)	237,020	2,480,374	26,344	—	29,649,697
International Growth	—	12,376,009	750,768	(13,459,574)	2,723,582	(2,390,785)	103,421	—	—
International Small Company	—	9,231,495	527,354	(9,244,657)	1,380,118	(1,894,310)	252,404	274,949	—
International Strategic Equity Allocation	8,387,577	73,576,482	24,097,821	(9,278,226)	437,912	9,803,920	1,960,163	—	98,637,909
John Hancock Collateral Trust	119	842,701	13,491,226	(14,332,974)	422	(187)	28,648	—	1,188
Mid Cap Growth	1,413,409	28,756,288	6,320,148	(13,380,102)	28,439	5,978,034	—	—	27,702,807
Mid Value	2,062,185	36,966,256	8,572,921	(8,129,424)	(313,765)	(4,575,329)	446,593	6,126,092	32,520,659
Multifactor Emerging Markets ETF	403,737	—	11,781,948	(871,461)	(318)	1,191,848	113,149	—	12,102,017
Science & Technology	—	4,493,020	832,049	(4,822,954)	699,740	(1,201,855)	—	797,563	—
Short Duration Bond	1,227,492	2,170,733	13,091,200	(3,746,260)	(7,364)	66,944	403,426	—	11,575,253
Small Cap Core	567,263	—	10,674,952	(1,876,091)	(158,926)	912,780	—	—	9,552,715
Small Cap Dynamic Growth	—	5,728,785	373,251	(5,289,804)	127,611	(939,843)	174,945	24,481	—
Small Cap Value	—	6,758,461	1,577,801	(6,500,823)	(643,636)	(1,191,803)	53,697	1,272,632	—
77	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	8,472,123	$118,151,678	$16,059,323	$(32,463,629)	$5,473,224	$6,560,014	$1,145,484	$2,397,516	$113,780,610
					$14,500,202	$20,225,203	$7,178,604	$31,511,773	$606,572,881
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	1,431,739	$49,697,858	$41,354,161	$(7,747,099)	$1,124,959	$13,357,924	—	$3,275,501	$97,787,803
Bond	2,908,520	22,242,729	25,533,845	(8,082,746)	(149,175)	98,474	$1,381,075	—	39,643,127
Capital Appreciation	—	34,740,129	5,336,175	(35,358,836)	7,837,924	(12,555,392)	—	5,336,176	—
Capital Appreciation Value	1,852,640	23,639,430	4,952,949	(9,228,614)	(906,530)	(227,262)	535,349	2,501,180	18,229,973
Disciplined Value	4,104,940	40,341,579	60,722,716	(4,653,952)	443,787	6,015,669	429,742	4,412,164	102,869,799
Disciplined Value International	3,234,468	41,107,575	13,261,847	(4,121,964)	423,911	2,859,077	706,660	3,159,328	53,530,446
Diversified Macro	1,648,567	9,057,981	6,896,517	(1,196,020)	(127,632)	(601,541)	50,639	—	14,029,305
Diversified Real Assets	803,535	9,814,677	1,982,929	(1,701,529)	36,457	329,498	282,974	281,871	10,462,032
Emerging Markets Debt	1,394,128	9,427,253	3,882,974	(2,399,560)	(6,885)	221,361	605,793	—	11,125,143
Emerging Markets Equity	2,911,081	49,977,615	2,606,624	(25,093,153)	(1,045,901)	4,208,501	267,161	—	30,653,686
Equity Income	—	55,688,117	6,250,806	(56,128,449)	7,876,898	(13,687,372)	687,337	4,650,632	—
Financial Industries	—	7,459,458	781,017	(8,356,874)	1,752,612	(1,636,213)	103,624	593,638	—
Fundamental Large Cap Core	485,582	34,191,233	5,648,154	(2,488,309)	210,569	(783,652)	207,223	3,646,555	36,777,995
Global Equity	731,175	—	8,953,664	(113,515)	(1,477)	768,963	—	—	9,607,635
Health Sciences	—	8,214,736	2,379,149	(8,212,979)	(598,715)	(1,782,191)	—	1,520,478	—
High Yield	2,679,748	6,864,711	3,051,620	(1,678,510)	(23,355)	39,157	466,064	—	8,253,623
International Dynamic Growth	2,767,486	16,542,560	23,476,116	(1,981,502)	88,089	3,885,177	39,366	—	42,010,440
International Growth	—	18,411,661	427,599	(19,314,220)	4,605,249	(4,130,289)	155,099	—	—
International Small Company	—	13,900,440	796,536	(13,916,520)	4,261,520	(5,041,976)	381,240	415,293	—
International Strategic Equity Allocation	11,877,350	107,983,674	28,103,376	(10,928,739)	412,688	14,106,632	2,894,265	—	139,677,631
John Hancock Collateral Trust	119	2,059,234	18,665,115	(20,723,694)	1,249	(712)	71,931	—	1,192
Mid Cap Growth	1,803,406	39,251,569	6,446,743	(18,757,310)	760,585	7,645,178	—	—	35,346,765
Mid Value	2,633,307	50,354,528	9,495,773	(11,587,175)	428,936	(7,164,816)	610,281	8,371,464	41,527,246
Multifactor Emerging Markets ETF	473,183	—	14,556,029	(1,852,582)	63,156	1,417,057	142,996	—	14,183,660
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	78

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	—	$6,578,955	$1,145,990	$(7,011,893)	$1,429,824	$(2,142,876)	—	$1,145,989	—
Short Duration Bond	1,667,581	5,500,727	12,478,593	(2,350,990)	(1,836)	98,795	$524,061	—	$15,725,289
Small Cap Core	696,912	—	13,366,612	(2,562,807)	(221,245)	1,153,442	—	—	11,736,002
Small Cap Dynamic Growth	—	7,637,641	392,287	(6,948,337)	973,796	(2,055,387)	232,567	32,544	—
Small Cap Value	—	8,960,583	1,961,115	(8,511,872)	119,597	(2,529,423)	71,032	1,666,997	—
U.S. Sector Rotation	11,403,501	167,805,478	15,088,200	(46,679,445)	5,155,700	11,779,091	1,612,976	3,375,984	153,149,024
					$34,924,755	$13,644,894	$12,459,455	$44,385,794	$886,327,816
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	1,299,693	$45,940,892	$38,773,240	$(9,194,985)	$1,749,981	$11,499,890	—	$2,947,370	$88,769,018
Bond	3,943,107	39,446,878	20,424,960	(5,872,319)	(324,238)	69,272	$2,089,007	—	53,744,553
Capital Appreciation	—	32,111,204	4,797,794	(32,698,832)	8,088,090	(12,298,256)	—	4,773,576	—
Capital Appreciation Value	1,826,850	18,993,078	4,058,713	(4,483,517)	(355,155)	(236,914)	422,243	1,972,745	17,976,205
Core Bond	3,164,425	26,438,877	13,536,271	(4,811,099)	(115,804)	(18,058)	1,207,114	—	35,030,187
Disciplined Value	3,758,465	37,279,367	57,071,573	(6,306,155)	576,481	5,565,854	389,725	4,001,316	94,187,120
Disciplined Value International	3,039,694	39,648,740	11,664,283	(3,832,477)	381,878	2,444,506	685,935	3,066,668	50,306,930
Diversified Macro	1,668,749	9,361,696	6,290,544	(684,707)	(69,061)	(697,421)	51,224	—	14,201,051
Diversified Real Assets	1,645,524	22,455,626	2,952,372	(4,585,662)	282,601	319,779	626,655	624,214	21,424,716
Emerging Markets Debt	2,433,888	17,633,058	3,852,077	(2,453,574)	(196,748)	587,616	1,114,349	—	19,422,429
Emerging Markets Equity	2,239,146	39,819,559	2,968,452	(21,795,250)	265,972	2,319,479	205,995	—	23,578,212
Equity Income	—	51,506,689	5,315,659	(51,512,325)	7,967,032	(13,277,055)	630,278	4,235,405	—
Financial Industries	—	7,958,373	857,587	(8,944,795)	1,847,640	(1,718,805)	108,284	620,335	—
Fundamental Large Cap Core	364,964	26,376,504	4,662,456	(2,978,248)	354,648	(772,953)	155,999	2,745,161	27,642,407
Global Equity	719,895	4,782,208	4,769,073	(346,833)	(31,000)	285,977	60,456	492,623	9,459,425
Health Sciences	—	8,797,890	2,319,472	(8,603,262)	(593,799)	(1,920,301)	—	1,588,804	—
High Yield	4,669,392	12,840,076	3,053,600	(1,553,290)	(65,783)	107,124	857,491	—	14,381,727
International Dynamic Growth	2,638,620	16,251,245	22,838,527	(2,867,355)	188,443	3,643,395	38,449	—	40,054,255
International Growth	—	17,778,131	295,887	(18,517,476)	4,590,159	(4,146,701)	148,009	—	—
International Small Company	—	14,309,603	917,745	(14,407,431)	4,243,607	(5,063,524)	393,352	428,483	—
79	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	11,247,289	$104,357,094	$26,460,784	$(12,626,370)	$577,036	$13,499,572	$2,733,957	—	$132,268,116
John Hancock Collateral Trust	119	1,727,702	13,928,159	(15,655,180)	1,137	(623)	57,221	—	1,195
Mid Cap Growth	1,514,841	34,483,451	5,892,114	(17,871,603)	1,213,228	5,973,689	—	—	29,690,879
Mid Value	2,234,477	44,070,242	9,343,309	(12,477,828)	605,138	(6,303,152)	524,616	$7,196,371	35,237,709
Multifactor Emerging Markets ETF	361,583	—	11,805,969	(2,161,200)	101,601	1,092,080	115,341	—	10,838,450
Science & Technology	—	7,006,486	1,212,094	(7,502,533)	1,584,411	(2,300,458)	—	1,187,526	—
Short Duration Bond	2,109,963	9,437,672	12,155,376	(1,812,860)	(5,631)	122,391	680,229	—	19,896,948
Small Cap Core	525,537	—	10,163,465	(2,033,559)	(189,730)	909,863	—	—	8,850,039
Small Cap Dynamic Growth	—	6,163,823	290,915	(5,605,379)	1,011,327	(1,860,686)	186,488	26,096	—
Small Cap Value	—	7,261,593	1,552,518	(6,896,468)	269,728	(2,187,371)	57,150	1,331,604	—
Strategic Income Opportunities	557,174	4,669,120	1,618,425	(658,288)	(5,455)	98,371	196,250	—	5,722,173
U.S. Sector Rotation	10,844,315	164,342,093	13,887,649	(49,055,111)	6,232,532	10,231,989	1,565,131	3,275,844	145,639,152
					$40,180,266	$5,968,569	$15,300,948	$40,514,141	$898,322,896
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	1,241,659	$44,641,232	$37,971,336	$(10,828,511)	$1,977,737	$11,043,499	—	$2,861,348	$84,805,293
Bond	7,217,244	80,043,168	31,199,512	(12,259,832)	(1,970,219)	1,358,407	$4,004,463	—	98,371,036
Capital Appreciation	—	31,189,044	4,723,180	(31,838,394)	9,017,437	(13,091,267)	—	4,663,218	—
Capital Appreciation Value	3,185,972	32,710,515	5,761,929	(6,083,176)	(566,062)	(473,238)	727,317	3,398,067	31,349,968
Core Bond	6,793,069	63,499,128	24,032,630	(11,879,219)	(1,718,554)	1,265,288	2,781,241	—	75,199,273
Disciplined Value	3,601,590	36,130,417	56,038,644	(7,824,771)	755,627	5,155,927	379,324	3,894,530	90,255,844
Disciplined Value International	3,252,186	43,217,699	12,744,962	(5,384,438)	637,370	2,608,090	741,302	3,314,202	53,823,683
Diversified Macro	1,942,107	10,800,041	7,773,298	(1,164,084)	(116,190)	(765,737)	59,396	—	16,527,328
Diversified Real Assets	2,795,517	40,503,656	4,413,548	(9,343,829)	707,528	116,732	1,147,842	1,143,370	36,397,635
Emerging Markets Debt	4,006,691	31,049,659	5,313,050	(5,022,435)	(811,459)	1,444,576	1,921,334	—	31,973,391
Emerging Markets Equity	2,102,081	39,221,161	2,012,063	(21,440,346)	721,019	1,621,019	206,330	—	22,134,916
Equity Income	—	49,893,226	5,160,197	(49,884,626)	9,089,469	(14,258,266)	611,340	4,134,491	—
Financial Industries	—	8,172,015	851,110	(9,156,870)	1,940,211	(1,806,466)	112,794	646,168	—
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	80

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	365,135	—	$2,779,844	$(5,725)	$(15)	$(2,729)	$27,639	—	$2,771,375
Fundamental Global Franchise	—	$5,534,345	1,009,878	(5,628,207)	139,805	(1,055,821)	48,360	$882,737	—
Fundamental Large Cap Core	300,041	22,459,524	4,201,756	(3,520,885)	280,800	(696,053)	132,276	2,327,689	22,725,142
Global Equity	1,235,349	5,534,345	10,498,956	(461,940)	25,164	635,965	70,397	573,627	16,232,490
Health Sciences	—	9,079,646	2,537,706	(8,989,569)	(373,939)	(2,253,844)	—	1,666,913	—
High Yield	7,716,125	22,582,670	4,464,788	(3,337,287)	(366,742)	422,237	1,477,829	—	23,765,666
International Dynamic Growth	2,795,655	17,598,823	23,910,587	(3,148,029)	204,166	3,872,491	41,792	—	42,438,038
International Growth	—	19,178,719	275,545	(19,932,079)	5,109,519	(4,631,704)	160,961	—	—
International Small Company	—	14,842,006	853,911	(14,841,706)	4,911,115	(5,765,326)	408,704	445,206	—
International Strategic Equity Allocation	10,461,167	105,409,346	18,063,094	(13,425,721)	522,143	12,454,463	2,798,946	—	123,023,325
John Hancock Collateral Trust	119	1,333,558	13,980,474	(15,313,220)	713	(330)	38,508	—	1,195
Mid Cap Growth	1,419,730	32,818,516	6,472,165	(18,093,685)	2,451,263	4,178,456	—	—	27,826,715
Mid Value	2,079,945	41,909,132	8,589,822	(12,186,200)	690,325	(6,202,347)	499,055	6,845,742	32,800,732
Multifactor Emerging Markets ETF	340,546	—	10,675,502	(1,551,932)	60,937	1,023,359	104,212	—	10,207,866
Science & Technology	—	7,261,537	1,249,460	(7,787,272)	1,684,665	(2,408,390)	—	1,229,535	—
Short Duration Bond	3,032,056	11,325,057	19,526,420	(2,427,572)	(1,625)	170,004	858,857	—	28,592,284
Small Cap Core	419,349	—	8,376,538	(1,843,397)	(173,723)	702,422	—	—	7,061,840
Small Cap Dynamic Growth	—	5,587,474	265,248	(5,102,901)	1,220,556	(1,970,377)	170,297	23,830	—
Small Cap Value	—	6,168,581	1,272,189	(5,817,538)	454,047	(2,077,279)	48,672	1,126,854	—
Strategic Income Opportunities	863,834	8,637,573	1,352,283	(1,241,490)	(27,336)	150,541	318,955	—	8,871,571
U.S. Sector Rotation	11,124,343	161,731,861	13,498,576	(42,725,003)	5,257,860	11,636,638	1,535,293	3,213,392	149,399,932
					$41,733,612	$2,400,940	$21,433,436	$42,390,919	$1,036,556,538
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	926,807	$35,162,728	$31,420,276	$(13,210,687)	$2,338,329	$7,590,239	—	$2,171,426	$63,300,885
Bond	7,105,672	88,189,761	22,596,120	(13,219,483)	(2,216,802)	1,500,717	$4,145,964	—	96,850,313
Capital Appreciation	—	24,621,392	3,542,165	(25,095,833)	8,405,272	(11,472,996)	—	3,538,955	—
81	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	4,160,067	$39,131,364	$7,653,408	$(5,217,520)	$(146,723)	$(485,470)	$843,420	$3,940,507	$40,935,059
Core Bond	9,096,540	92,565,708	23,721,966	(14,853,753)	(2,271,409)	1,536,186	3,909,627	—	100,698,698
Disciplined Value	2,652,382	28,459,655	44,485,246	(10,974,299)	983,612	3,514,476	296,617	3,045,367	66,468,690
Disciplined Value International	2,669,444	39,629,732	9,695,689	(7,496,969)	1,036,218	1,314,632	675,174	3,018,558	44,179,302
Diversified Macro	2,197,540	11,457,776	9,721,632	(1,419,743)	(149,429)	(909,168)	61,427	—	18,701,068
Diversified Real Assets	3,600,657	57,779,355	7,012,086	(18,671,535)	1,765,329	(1,004,675)	1,626,960	1,620,621	46,880,560
Emerging Markets Debt	4,744,096	39,328,281	4,268,254	(6,507,799)	(1,084,693)	1,853,839	2,335,046	—	37,857,882
Emerging Markets Equity	1,485,878	28,728,409	1,121,913	(15,924,653)	1,101,466	619,164	144,985	—	15,646,299
Equity Income	—	39,299,484	5,168,453	(40,504,600)	8,970,612	(12,933,949)	474,800	3,235,813	—
Financial Industries	—	8,025,137	725,496	(8,880,576)	1,884,801	(1,754,858)	105,747	605,800	—
Floating Rate Income	1,727,880	12,182,875	2,816,367	(1,778,155)	(147,438)	40,960	898,479	—	13,114,609
Fundamental Global Franchise	—	9,850,252	1,631,505	(9,893,189)	505,182	(2,093,750)	84,010	1,533,500	—
Fundamental Large Cap Core	139,565	12,246,007	2,144,004	(3,489,229)	350,584	(680,706)	69,306	1,219,595	10,570,660
Global Equity	1,598,619	13,952,093	9,203,553	(2,280,951)	173,073	(41,916)	176,337	1,436,876	21,005,852
Health Sciences	—	8,916,690	2,422,841	(8,766,014)	(312,550)	(2,260,967)	—	1,626,535	—
High Yield	9,088,365	28,565,238	3,242,690	(3,889,882)	(428,900)	503,020	1,795,713	—	27,992,166
International Dynamic Growth	2,306,019	16,321,823	20,302,542	(5,161,522)	641,698	2,900,829	37,365	—	35,005,370
International Growth	—	17,392,271	142,911	(17,935,076)	4,716,956	(4,317,062)	142,910	—	—
International Small Company	—	14,422,375	812,445	(14,404,705)	5,349,812	(6,179,927)	388,856	423,588	—
International Strategic Equity Allocation	8,438,600	95,501,118	14,512,488	(21,529,431)	1,137,877	9,615,889	2,449,163	—	99,237,941
John Hancock Collateral Trust	119	1,862,563	13,370,645	(15,232,604)	906	(315)	62,778	—	1,195
Mid Cap Growth	1,055,158	26,969,210	5,205,361	(16,817,604)	3,538,951	1,785,169	—	—	20,681,087
Mid Value	1,540,598	34,470,631	6,991,659	(12,761,829)	1,018,684	(5,423,912)	395,455	5,424,618	24,295,233
Multifactor Emerging Markets ETF	238,399	—	7,929,094	(1,572,673)	67,332	722,257	75,158	—	7,146,010
Science & Technology	—	7,128,559	1,163,442	(7,612,237)	1,709,796	(2,389,560)	—	1,163,443	—
Short Duration Bond	5,016,669	37,583,675	15,063,163	(5,566,491)	11,743	215,100	2,070,131	—	47,307,190
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	82

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Core	298,524	—	$5,243,029	$(614,307)	$(52,782)	$451,207	—	—	$5,027,147
Small Cap Value	—	$5,788,088	1,093,892	(5,398,076)	334,983	(1,818,887)	$44,314	$1,032,303	—
Strategic Income Opportunities	2,988,348	32,693,878	2,054,891	(4,505,618)	(103,394)	550,578	1,165,549	—	30,690,335
U.S. Sector Rotation	9,554,929	144,607,000	15,576,059	(46,171,896)	5,085,499	9,226,034	1,324,628	2,772,466	128,322,696
					$44,214,595	$(9,827,822)	$25,799,919	$37,809,971	$1,001,916,247
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	362,891	$14,052,685	$13,871,107	$(6,921,802)	$2,101,342	$1,682,155	—	$832,579	$24,785,487
Bond	6,133,083	88,963,210	14,598,416	(19,087,108)	(3,129,189)	2,248,592	$3,872,747	—	83,593,921
Capital Appreciation	—	9,782,781	1,456,480	(10,125,541)	4,100,232	(5,213,952)	—	1,356,949	—
Capital Appreciation Value	3,232,148	34,953,235	6,633,517	(9,120,548)	(199,458)	(462,411)	729,693	3,409,166	31,804,335
Core Bond	7,439,571	86,693,314	14,941,952	(18,408,169)	(2,844,732)	1,973,685	3,467,143	—	82,356,050
Disciplined Value	1,036,519	11,300,426	17,393,582	(4,447,718)	588,861	1,140,017	111,935	1,149,234	25,975,168
Disciplined Value International	1,409,381	22,639,105	4,889,815	(5,332,664)	795,384	333,616	387,842	1,733,958	23,325,256
Diversified Macro	1,461,627	8,282,227	6,569,871	(1,694,825)	(184,682)	(534,148)	42,764	—	12,438,443
Diversified Real Assets	2,876,564	51,955,017	4,402,830	(19,315,737)	2,874,939	(2,464,182)	1,398,648	1,393,198	37,452,867
Emerging Markets Debt	3,917,752	35,901,898	3,714,546	(8,980,405)	(1,316,434)	1,944,058	2,025,683	—	31,263,663
Emerging Markets Equity	569,379	13,583,962	738,826	(9,087,624)	908,527	(148,132)	66,401	—	5,995,559
Equity Income	—	15,605,548	1,433,918	(15,561,215)	4,799,812	(6,278,063)	181,991	1,221,017	—
Financial Industries	—	4,943,780	508,057	(5,532,329)	1,198,054	(1,117,562)	64,177	367,653	—
Floating Rate Income	1,909,323	15,510,350	2,641,498	(3,539,484)	(29,899)	(90,701)	1,062,566	—	14,491,764
Fundamental Global Franchise	—	10,653,452	1,704,572	(10,695,878)	604,629	(2,266,775)	88,352	1,612,761	—
Fundamental Large Cap Core	52,727	6,758,302	1,243,984	(3,705,657)	411,597	(714,680)	36,934	649,932	3,993,546
Global Equity	1,233,975	11,411,027	8,425,581	(3,704,901)	330,240	(247,521)	139,976	1,140,585	16,214,426
Health Sciences	—	5,492,627	1,313,612	(5,273,391)	(37,922)	(1,494,926)	—	953,489	—
High Yield	7,518,918	26,110,471	2,970,387	(5,960,143)	(643,588)	681,140	1,557,025	—	23,158,267
International Dynamic Growth	1,227,504	10,074,668	10,702,225	(4,124,049)	677,845	1,302,814	22,311	—	18,633,503
International Growth	—	9,731,223	84,768	(10,016,204)	2,723,178	(2,522,965)	78,511	—	—
International Small Company	—	8,143,725	465,450	(8,117,794)	3,362,947	(3,854,328)	220,816	240,538	—
83	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	4,331,671	$54,873,053	$8,213,199	$(17,876,153)	$1,069,822	$4,660,534	$1,360,627	—	$50,940,455
John Hancock Collateral Trust	119	1,977,933	9,174,767	(11,152,118)	1,178	(568)	61,269	—	1,192
Mid Cap Growth	490,418	13,965,660	3,001,445	(9,995,532)	2,610,753	29,863	—	—	9,612,189
Mid Value	715,559	17,774,325	3,824,941	(8,059,782)	1,453,282	(3,708,396)	200,441	$2,749,527	11,284,370
Multifactor Emerging Markets ETF	118,142	—	4,235,869	(1,032,701)	43,802	294,336	32,249	—	3,541,306
Science & Technology	—	4,394,934	759,630	(4,773,969)	1,027,368	(1,407,963)	—	692,147	—
Short Duration Bond	4,721,147	43,441,317	10,350,822	(9,451,701)	(488,116)	668,091	2,160,257	—	44,520,413
Small Cap Core	208,382	—	3,669,865	(429,233)	(41,747)	310,270	—	—	3,509,155
Small Cap Value	—	4,123,836	862,268	(3,960,481)	92,764	(1,118,387)	31,025	717,112	—
Strategic Income Opportunities	3,166,235	37,718,408	2,834,536	(8,473,722)	(174,899)	612,911	1,274,985	—	32,517,234
U.S. Sector Rotation	4,844,982	74,129,265	11,783,104	(28,070,803)	2,857,587	4,368,961	660,355	1,382,133	65,068,114
					$25,543,477	$(11,394,617)	$21,336,723	$21,601,978	$656,476,683
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	87,483	$3,409,196	$3,542,970	$(1,870,892)	$272,617	$621,185	—	$202,412	$5,975,076
Bond	3,310,217	51,894,300	4,656,751	(10,878,769)	(1,670,734)	1,116,710	$2,180,638	—	45,118,258
Capital Appreciation	—	2,369,080	340,337	(2,442,054)	876,846	(1,144,209)	—	329,943	—
Capital Appreciation Value	1,656,851	16,838,661	5,105,754	(5,442,923)	(107,048)	(91,032)	352,954	1,649,023	16,303,412
Core Bond	4,180,662	53,212,008	4,898,374	(11,226,321)	(1,769,692)	1,165,559	2,067,044	—	46,279,928
Disciplined Value	250,412	2,736,825	4,349,827	(1,208,681)	50,553	346,800	27,062	277,841	6,275,324
Disciplined Value International	670,096	10,316,567	2,256,770	(2,026,413)	308,679	234,488	178,101	796,251	11,090,091
Diversified Macro	744,236	4,249,002	3,250,732	(801,855)	(83,260)	(281,170)	22,584	—	6,333,449
Diversified Real Assets	1,472,717	27,943,314	1,809,249	(10,684,172)	1,765,116	(1,658,732)	740,104	737,220	19,174,775
Emerging Markets Debt	2,128,031	20,442,829	1,417,017	(5,233,844)	(676,094)	1,031,784	1,133,331	—	16,981,692
Emerging Markets Equity	103,882	4,530,401	738,685	(4,352,418)	481,339	(304,126)	22,142	—	1,093,881
Equity Income	—	3,779,571	341,327	(3,767,300)	1,105,046	(1,458,644)	44,022	294,227	—
Financial Industries	—	2,520,298	240,143	(2,810,252)	622,755	(572,944)	32,483	186,085	—
Floating Rate Income	1,361,848	11,671,637	1,169,107	(2,419,935)	(18,972)	(65,412)	786,398	—	10,336,425
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	84

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Global Franchise	—	$5,258,000	$843,573	$(5,283,645)	$330,683	$(1,148,611)	$43,595	$795,791	—
Fundamental Large Cap Core	55,241	4,554,069	1,136,647	(1,388,952)	8,068	(125,904)	24,989	439,732	$4,183,928
Global Equity	630,558	5,506,961	4,908,601	(2,331,086)	216,224	(15,163)	67,551	550,436	8,285,537
Global Shareholder Yield	—	3,078,270	181,729	(3,009,310)	679,800	(930,489)	38,705	140,656	—
Health Sciences	—	2,800,380	563,786	(2,581,827)	22,909	(805,248)	—	484,547	—
High Yield	4,082,062	14,886,099	1,028,698	(3,366,293)	(354,919)	379,165	870,001	—	12,572,750
International Dynamic Growth	604,173	4,882,366	4,683,840	(1,356,624)	204,891	756,880	10,856	—	9,171,353
International Growth	—	4,339,735	57,362	(4,501,991)	1,216,574	(1,111,680)	35,028	—	—
International Small Company	—	3,244,391	185,475	(3,229,684)	1,562,667	(1,762,849)	88,772	96,702	—
International Strategic Equity Allocation	1,893,926	24,381,146	4,102,244	(8,868,990)	730,031	1,928,139	606,101	—	22,272,570
John Hancock Collateral Trust	119	997,354	2,596,222	(3,592,705)	634	(317)	25,868	—	1,188
Mid Cap Growth	175,643	5,226,441	791,026	(3,622,052)	1,298,325	(251,138)	—	—	3,442,602
Mid Value	258,139	6,652,272	1,425,999	(3,152,410)	614,598	(1,469,612)	74,793	1,025,964	4,070,847
Science & Technology	—	2,240,216	371,581	(2,420,130)	631,308	(822,975)	—	354,237	—
Short Duration Bond	3,122,745	31,544,439	4,089,758	(6,301,393)	(420,762)	535,446	1,517,641	—	29,447,488
Small Cap Core	101,878	—	1,867,376	(282,498)	(30,603)	161,347	—	—	1,715,622
Small Cap Value	—	2,180,606	432,740	(2,076,015)	4,614	(541,945)	16,394	375,947	—
Strategic Income Opportunities	1,692,858	20,770,641	892,018	(4,516,293)	(92,387)	331,669	696,875	—	17,385,648
U.S. Sector Rotation	2,504,659	38,825,304	6,207,295	(15,222,441)	874,711	2,952,691	345,312	722,744	33,637,560
					$8,654,517	$(3,000,337)	$12,049,344	$9,459,758	$331,149,404
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	34,762	$1,391,824	$1,220,555	$(615,563)	$97,501	$279,910	—	$84,791	$2,374,227
Bond	1,532,962	21,452,005	2,981,655	(3,313,242)	(476,888)	250,743	$964,835	—	20,894,273
Capital Appreciation	—	967,134	149,020	(997,002)	354,753	(473,905)	—	138,436	—
Capital Appreciation Value	699,690	6,253,098	2,264,586	(1,611,984)	38,506	(59,256)	134,656	629,120	6,884,950
Core Bond	1,882,742	21,424,939	2,975,162	(3,332,101)	(510,303)	284,256	874,117	—	20,841,953
Disciplined Value	100,406	1,117,178	1,731,252	(515,008)	31,459	151,294	11,285	115,862	2,516,175
85	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	242,922	$3,423,457	$824,240	$(422,893)	$59,976	$135,572	$60,276	$269,481	$4,020,352
Diversified Macro	314,290	1,629,270	1,432,494	(232,455)	(25,686)	(129,019)	8,693	—	2,674,604
Diversified Real Assets	634,937	10,397,583	813,509	(3,105,669)	503,267	(341,808)	281,330	280,234	8,266,882
Emerging Markets Debt	953,172	8,082,129	895,059	(1,528,506)	(186,657)	344,283	482,106	—	7,606,308
Emerging Markets Equity	—	707,329	31,105	(734,461)	70,667	(74,640)	3,568	—	—
Equity Income	—	1,543,010	189,338	(1,582,116)	433,607	(583,839)	18,557	122,989	—
Floating Rate Income	738,351	5,651,399	881,690	(884,541)	(5,289)	(39,175)	407,755	—	5,604,084
Fundamental Global Franchise	—	1,636,462	302,055	(1,674,741)	109,678	(373,454)	14,013	255,779	—
Fundamental Large Cap Core	16,933	1,471,739	266,972	(416,925)	5,550	(44,795)	8,309	146,209	1,282,541
Global Equity	267,278	2,091,324	1,878,319	(563,274)	71,435	34,225	26,419	215,277	3,512,029
Global Shareholder Yield	—	1,435,533	108,826	(1,422,547)	313,825	(435,637)	18,350	67,463	—
High Yield	1,837,828	5,884,202	681,011	(919,479)	(96,184)	110,959	370,865	—	5,660,509
International Dynamic Growth	213,092	1,487,722	1,758,724	(331,428)	68,658	251,065	3,400	—	3,234,741
International Growth	—	1,390,193	30,029	(1,455,966)	407,650	(371,906)	11,595	—	—
International Small Company	—	817,905	50,122	(820,004)	269,614	(317,637)	22,688	24,714	—
International Strategic Equity Allocation	747,199	7,739,189	1,528,587	(1,403,742)	92,590	830,434	197,977	—	8,787,058
John Hancock Collateral Trust	126	169,407	663,194	(831,405)	98	(37)	1,810	—	1,257
Mid Cap Growth	43,937	1,262,003	235,986	(895,389)	348,685	(90,120)	—	—	861,165
Mid Value	64,488	1,606,290	399,457	(776,698)	132,083	(344,158)	18,576	254,817	1,016,974
Short Duration Bond	1,598,777	14,715,456	2,450,600	(2,148,274)	(145,866)	204,547	753,241	—	15,076,463
Strategic Income Opportunities	755,966	8,127,836	686,000	(1,161,905)	(15,751)	127,595	295,164	—	7,763,775
U.S. Sector Rotation	788,790	12,478,796	1,277,097	(4,409,644)	385,239	861,957	114,108	238,831	10,593,445
					$2,332,217	$187,454	$5,103,693	$2,844,003	$139,473,765
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	11,030	$832,862	$268,214	$(460,101)	$65,078	$47,313	—	$49,312	$753,366
Bond	1,111,006	16,951,643	1,990,601	(3,621,169)	(506,497)	328,431	$719,913	—	15,143,009
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	86

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	497,690	$4,521,690	$1,906,547	$(1,516,789)	$24,823	$(39,004)	$94,312	$440,630	$4,897,267
Core Bond	1,428,272	17,696,211	2,101,574	(3,788,015)	(589,070)	390,272	695,255	—	15,810,972
Disciplined Value	31,546	—	881,363	(196,493)	6,193	99,480	—	—	790,543
Disciplined Value International	153,723	2,281,430	571,846	(399,475)	39,044	51,266	40,115	179,346	2,544,111
Diversified Macro	223,594	1,225,144	1,072,377	(286,811)	(31,425)	(76,503)	6,342	—	1,902,782
Diversified Real Assets	457,678	7,834,704	1,096,084	(3,059,647)	416,074	(328,253)	206,639	205,834	5,958,962
Emerging Markets Debt	715,677	6,440,924	688,058	(1,522,136)	(168,351)	272,606	382,278	—	5,711,101
Equity Income	—	945,311	125,901	(982,063)	211,855	(301,004)	11,212	72,982	—
Floating Rate Income	640,881	5,253,889	809,114	(1,160,952)	(7,734)	(30,028)	361,894	—	4,864,289
Fundamental Global Franchise	—	1,272,950	237,415	(1,313,759)	91,480	(288,086)	10,483	191,357	—
Fundamental Large Cap Core	10,750	939,167	262,613	(375,818)	15,240	(27,011)	5,139	90,433	814,191
Global Equity	189,248	1,480,521	1,507,788	(586,853)	62,497	22,766	17,926	146,069	2,486,719
Global Shareholder Yield	—	1,327,516	118,915	(1,339,290)	296,439	(403,580)	16,656	59,986	—
High Yield	1,375,581	4,684,308	559,561	(1,018,396)	(106,248)	117,564	282,392	—	4,236,789
International Dynamic Growth	139,196	1,041,907	1,229,739	(371,857)	50,760	162,446	2,282	—	2,112,995
International Growth	—	945,557	38,083	(1,005,088)	265,685	(244,237)	7,589	—	—
International Small Company	—	618,532	53,335	(635,742)	197,680	(233,805)	16,828	18,332	—
International Strategic Equity Allocation	429,523	4,695,587	1,274,491	(1,401,830)	64,389	418,549	113,842	—	5,051,186
John Hancock Collateral Trust	122	324,708	1,305,814	(1,629,402)	180	(80)	8,505	—	1,220
Mid Cap Growth	—	472,656	94,383	(657,111)	190,043	(99,971)	—	—	—
Mid Value	—	612,756	171,346	(690,096)	147,472	(241,478)	6,796	93,224	—
Short Duration Bond	1,395,275	14,065,323	1,816,063	(2,774,303)	(186,691)	237,054	679,823	—	13,157,446
Strategic Income Opportunities	562,155	6,469,157	520,108	(1,300,807)	(14,867)	99,742	223,673	—	5,773,333
U.S. Sector Rotation	410,733	7,412,681	1,395,980	(3,975,707)	289,653	393,540	66,032	138,206	5,516,147
					$823,702	$327,989	$3,975,926	$1,685,711	$97,526,428
87	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	88

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Funds II and Shareholders of Multimanager 2070 Lifetime Portfolio,  Multimanager 2065 Lifetime
Portfolio, Multimanager 2060 Lifetime Portfolio, Multimanager 2055 Lifetime Portfolio, Multimanager 2050 Lifetime Portfolio, Multimanager
2045 Lifetime Portfolio, Multimanager 2040 Lifetime Portfolio, Multimanager 2035 Lifetime Portfolio, Multimanager 2030 Lifetime Portfolio,
Multimanager 2025 Lifetime Portfolio,Multimanager 2020 Lifetime Portfolio, Multimanager 2015 Lifetime Portfolio and Multimanager 2010
Lifetime Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager 2070 Lifetime Portfolio, Multimanager 2065 Lifetime Portfolio, Multimanager 2060 Lifetime Portfolio, Multimanager 2055 Lifetime Portfolio, Multimanager 2050 Lifetime Portfolio, Multimanager 2045 Lifetime Portfolio, Multimanager 2040 Lifetime Portfolio, Multimanager 2035 Lifetime Portfolio, Multimanager 2030 Lifetime Portfolio, Multimanager 2025 Lifetime Portfolio, Multimanager 2020 Lifetime Portfolio, Multimanager 2015 Lifetime Portfolio and Multimanager 2010 Lifetime Portfolio (thirteen of the funds constituting John Hancock Funds II, hereafter collectively referred to as the “Portfolios”) as of August 31, 2025, the related statements of operations for each of the periods indicated in the table below, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2025, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Portfolio	Statements of operations	Statements of changes in net assets	Financial highlights
Multimanager 2070 Lifetime Portfolio	For the period April 24, 2025 (commencement of operations) through August 31, 2025	For the period April 24, 2025 (commencement of operations) through August 31, 2025	For the period April 24, 2025 (commencement of operations) through August 31, 2025
Multimanager 2065 Lifetime Portfolio	For the year ended August 31, 2025	For the years ended August 31, 2025 and August 31, 2024	For the years ended August 31, 2025, 2024, 2023 and 2022, and for the period from September 23, 2020 (commencement of operations) to August 31, 2021
Multimanager 2060 Lifetime Portfolio
Multimanager 2055 Lifetime Portfolio
Multimanager 2050 Lifetime Portfolio
Multimanager 2045 Lifetime Portfolio
Multimanager 2040 Lifetime Portfolio
Multimanager 2035 Lifetime Portfolio
Multimanager 2030 Lifetime Portfolio
Multimanager 2025 Lifetime Portfolio
Multimanager 2020 Lifetime Portfolio
Multimanager 2015 Lifetime Portfolio
Multimanager 2010 Lifetime Portfolio	For the year ended August 31, 2025	For the years ended August 31, 2025 and August 31, 2024	For each of the five years in the period ended August 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts October 8, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
89	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2025.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager 2065 Lifetime Portfolio	$626,325	$116,222
Multimanager 2060 Lifetime Portfolio	1,807,284	332,120
Multimanager 2055 Lifetime Portfolio	2,529,020	461,765
Multimanager 2050 Lifetime Portfolio	3,607,006	660,577
Multimanager 2045 Lifetime Portfolio	5,210,434	914,340
Multimanager 2040 Lifetime Portfolio	4,837,092	806,748
Multimanager 2035 Lifetime Portfolio	4,853,396	805,753
Multimanager 2030 Lifetime Portfolio	4,187,296	661,726
Multimanager 2025 Lifetime Portfolio	2,297,225	347,482
Multimanager 2020 Lifetime Portfolio	990,171	136,475
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager 2065 Lifetime Portfolio	$1,930,780
Multimanager 2060 Lifetime Portfolio	4,244,818
Multimanager 2055 Lifetime Portfolio	5,748,612
Multimanager 2050 Lifetime Portfolio	8,246,223
Multimanager 2045 Lifetime Portfolio	10,206,353
Multimanager 2040 Lifetime Portfolio	6,123,908
Multimanager 2035 Lifetime Portfolio	2,310,342
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	90

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds) with the exception of Multimanager 2070 Lifetime Portfolio, which is included later in this report.  The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex (the John Hancock Fund Complex).
91	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group and benchmark index and concluded that the performance of the Funds have generally been in line with or generally outperformed the historical performance of comparable funds, with certain exceptions noted in Appendix A.  In such cases, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	92

(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Funds;
(h)noted that the funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and;
(3)the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and
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organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile with certain exceptions, as noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor and not the Funds and the advisory fee for each of the funds contains breakpoints that permit shareholders to benefit from economies of scale.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
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APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Multimanager 2010 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the three-, five- and ten-year periods and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are equal to the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the three-, five- and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and three-year periods and the peer group median for the one-year period.
Multimanager 2015 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the one-, five- and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and three-year periods and the peer group median for the three-year period.
Multimanager 2020 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the five- and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one- and three-year periods.
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Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Multimanager 2025 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the ﬁve- and ten-year periods and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the five- and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one- and three-year periods.
Multimanager 2030 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one- and ten-year periods and underperformed for the three- and five-year periods.
Lipper Category – The fund outperformed the median for the one-, ﬁve- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and ten-year periods and peer group median for the one-, ﬁve- and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and the peer group median for the three-year period.
Multimanager 2035 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, five- and ten-year periods.
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Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Multimanager 2040 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, ﬁve- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one-, five- and ten-year periods.
Multimanager 2045 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one- and five-year periods and underperformed for the three- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, ﬁve- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and ten-year periods and the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the one- and five-year periods and the peer group median for the one-, five- and ten-year periods.
Multimanager 2050 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one-, five- and ten-year periods.
Multimanager 2055 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one-, five- and ten-year periods.
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Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Multimanager 2060 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three- and five-year periods.
Lipper Category – The fund outperformed for the one- and five-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five- year periods and the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one- and five- year periods.
Multimanager 2065 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-year period and for the period since inception on September 30, 2020.
Lipper Category – The fund outperfomed the median for the one-year period and underperformed for the three-year period and for the period since its inception on September 30, 2020.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the three-year period and for the period since its inception on September 30, 2020.
The Board also took into account the fund’s favorable performance relative to the benchmark index and the peer group median for the one-year period.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on March 24-27, 2025, the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of Multimanager 2070 Lifetime Portfolio (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees.
At the March 24-27, 2025 meeting, the Board considered and approved with respect to the New Fund:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including performance information of other target date funds managed by the Advisor and Subadvisor which use a similar strategy to that of the New Fund, fee and expense information for the New Fund, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and previous presentations from the Advisor and Subadvisor regarding other similar target date funds in the complex. The information received and considered by the Board in connection with the March meetings and throughout the year (with respect to other Funds) was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund, by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its December 10-12, 2024 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund and noted the Advisor’s experience implementing similar investment strategies for other target date funds in the complex. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds, including target date funds, and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications, and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the performance of other comparable funds or accounts, including other target date funds, managed by the Advisor and the Subadvisor and the performance of their respective benchmarks and/or peer groups over various time periods. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed the proposed fees and expenses for the New Fund  in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board also noted that the proposed management fee structure for the New Fund was the same as that of a similar target date fund managed by the Advisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted that the New Fund  has breakpoints in its contractual management fee schedule that reduces the New Fund’s management fees as its assets increase.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)reviewed financial information of the Advisor;
(b)noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Adviser on its projected profitability with respect to the New Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(i)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(j)noted that the subadvisory fee for the New Fund will be paid by Advisor; and
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(k)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the New Fund will invest, the Advisor has contractually agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. (The funds that are not participating portfolios as of the date of this report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust). The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to the reimbursement).  The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund’s fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)the performance of comparable funds managed by the New Fund’s Subadvisor; and
(c)the proposed subadvisory fee for the fund.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for for similar accounts, as applicable.
101	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)the performance of comparable target date funds managed by the Subadvisor over various time periods; the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)that the subadvisory fees will be paid by the Advisor not the New Fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	102

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780917	LCA 8/25
10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 8, 2025